File Nos. 333-34741
                                                                   811-05200
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 3                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 30                                                    [X]

                          (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT ONE
     __________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
     _______________________________________________
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ______________________________________________________        __________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Services Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661

     Copies to:
          Judith A. Hasenauer            and   Frances S. Cook
          Blazzard, Grodd & Hasenauer, P.C.    First Vice President and
          P.O Box 5108                         Associate Counsel
          Westport, CT  06881                  Cova Financial Services
                                                 Life Insurance Company
          (203) 226-7866                       One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on October 28, 1998 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts


                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains two Prospectuses (Version A and Version B). The two versions are identical except for the funding options. Different versions of Version A of the Prospectus will be created -- each one with different funding options available. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

==============================================================================



          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options



Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                               PART A - VERSION A




                                 THE  FIXED
                            AND  VARIABLE  ANNUITY
                                 ISSUED  BY
                     COVA  VARIABLE  ANNUITY  ACCOUNT  ONE
                                    AND
                          COVA  FINANCIAL  SERVICES
                          LIFE  INSURANCE  COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has 50 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 49 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM VARIABLE INSURANCE FUNDS, INC.:
      MANAGED A I M ADVISORS, INC.
      AIM V.I. Capital Appreciation Fund
      AIM V.I. International Equity Fund
      AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
      MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      Premier Growth Portfolio
      Real Estate Investment Portfolio

COVA SERIES TRUST:
      MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.
      Small Cap Stock Portfolio
      Large Cap Stock Portfolio
      Select Equity Portfolio
      International Equity Portfolio
      Quality Bond Portfolio
      MANAGED BY LORD, ABBETT & CO.
      Bond Debenture Portfolio
      Large Cap Research Portfolio
      Developing Growth Portfolio
      Mid Cap Value Portfolio
      Lord Abbett Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY:
      MANAGED BY CONNING ASSET MANAGEMENT COMPANY
      Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      Goldman Sachs Growth and Income Fund
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      Goldman Sachs International Equity Fund
      Goldman Sachs Global Income Fund

INVESTORS FUND SERIES:
      MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
      Kemper Small Cap Value Portfolio
      Kemper Government Securities Portfolio
      Kemper Small Cap Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST:
      MANAGED BY NEWPORT FUND MANAGEMENT INC.
      Newport Tiger, Variable Series

LORD ABBETT SERIES FUND, INC.:
      MANAGED BY LORD, ABBETT & CO.
      Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST:
      MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      MFS Emerging Growth Series
      MFS Research Series
      MFS Growth With Income Series
      MFS High Income Series
      MFS World Governments Series
      MFS/Foreign & Colonial Emerging Markets Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
      MANAGED BY OPPENHEIMERFUNDS, INC.
      Oppenheimer High Income Fund
      Oppenheimer Bond Fund
      Oppenheimer Growth Fund
      Oppenheimer Growth & Income Fund
      Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST:
      MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      Putnam VT Growth and Income Fund
      Putnam VT International Growth Fund
      Putnam VT International New Opportunities Fund
      Putnam VT New Value Fund
      Putnam VT Vista Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
      MANAGED BY FRANKLIN ADVISERS, INC.
       Franklin Growth Investments Fund
       Franklin Small Cap Investments Fund
      MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
      Templeton Developing Markets Fund
      MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
       Templeton International Fund
       Templeton Asset Allocation Fund
       Templeton Bond Fund
       Templeton Stock Fund
      MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
      Mutual Shares Investments Fund
      Mutual Discovery Investments Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated _______________ 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800)523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

____________, 1998.


TABLE  OF  CONTENTS                                                       Page

INDEX  OF  SPECIAL  TERMS

SUMMARY

FEE  TABLE

EXAMPLES

1.  THE  ANNUITY  CONTRACT

2.  ANNUITY  PAYMENTS  (THE  INCOME  PHASE)

3.  PURCHASE
    Purchase  Payments
    Allocation  of  Purchase  Payments
    Accumulation  Units

4.  INVESTMENT  OPTIONS
    AIM Variable Insurance Funds, Inc.
    Alliance Variable Products Series Fund, Inc.
    Cova Series Trust

    General American Capital Company
    Goldman Sachs Variable Insurance Trust
    Investors Fund Series
    Liberty Variable Investment Trust
    Lord Abbett Series Fund, Inc.
    MFS Variable Insurance Trust
    Oppenheimer Variable Account Funds
    Putnam Variable Trust
    Templeton Variable Products Series Fund
    Transfers
    Dollar  Cost  Averaging  Program
    Automatic  Rebalancing  Program
    Approved  Asset  Allocation  Programs
    Voting  Rights
    Substitution

5.  EXPENSES
    Insurance  Charges
    Contract  Maintenance  Charge
    Withdrawal  Charge
    Reduction  or  Elimination  of  the
      Withdrawal  Charge
    Premium  Taxes
    Transfer  Fee
    Income  Taxes
    Investment  Portfolio  Expenses

6.  TAXES
    Annuity  Contracts  in  General
    Qualified  and  Non-Qualified  Contracts
    Withdrawals  -  Non-Qualified  Contracts
    Withdrawals  -  Qualified  Contracts
    Withdrawals  -  Tax-Sheltered  Annuities
    Diversification

7.  ACCESS  TO  YOUR  MONEY
    Systematic  Withdrawal  Program

8.  PERFORMANCE

9.  DEATH  BENEFIT
    Upon  Your  Death
    Death  of  Annuitant


10. OTHER  INFORMATION
    Cova
       Year 2000
    The  Separate  Account
    Distributor
    Ownership
    Beneficiary
    Assignment
    Suspension  of  Payments  or  Transfers
    Financial  Statements

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF
ADDITIONAL  INFORMATION


APPENDIX A - CONDENSED FINANCIAL INFORMATION

APPENDIX B - PERFORMANCE INFORMATION

INDEX  OF  SPECIAL  TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                    PAGE
Accumulation  Phase
Accumulation  Unit
Annuitant
Annuity  Date
Annuity  Options
Annuity  Payments
Annuity  Unit
Beneficiary
Fixed  Account
Income  Phase
Investment  Portfolios
Joint  Owner
Non-Qualified
Owner
Purchase  Payment
Qualified
Tax  Deferral

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1. THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 49 investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

This contract also offers 49 investment  portfolios  which are listed in Section
4. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose one of three options. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE. You can buy this Contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS. You can put your money in the following investment portfolios which are described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time.

AIM VARIABLE INSURANCE FUNDS, INC.:
      MANAGED A I M ADVISORS, INC.
      AIM V.I. Capital Appreciation Fund
      AIM V.I. International Equity Fund
      AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
      MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      Premier Growth Portfolio
      Real Estate Investment Portfolio

COVA SERIES TRUST:
      MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.
      Small Cap Stock Portfolio
      Large Cap Stock Portfolio
      Select Equity Portfolio
      International Equity Portfolio
      Quality Bond Portfolio
      MANAGED BY LORD, ABBETT & CO.
      Bond Debenture Portfolio
      Large Cap Research Portfolio
      Developing Growth Portfolio
      Mid Cap Value Portfolio
      Lord Abbett Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY:
      MANAGED BY CONNING ASSET MANAGEMENT COMPANY
      Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      Goldman Sachs Growth and Income Fund
      MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      Goldman Sachs International Equity Fund
      Goldman Sachs Global Income Fund

INVESTORS FUND SERIES:
      MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
      Kemper Small Cap Value Portfolio
      Kemper Government Securities Portfolio
      Kemper Small Cap Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST:
      MANAGED BY NEWPORT FUND MANAGEMENT INC.
      Newport Tiger, Variable Series

LORD ABBETT SERIES FUND, INC.:
      MANAGED BY LORD, ABBETT & CO.
      Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST:
      MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      MFS Emerging Growth Series
      MFS Research Series
      MFS Growth With Income Series
      MFS High Income Series
      MFS World Governments Series
      MFS/Foreign & Colonial Emerging Markets Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
      MANAGED BY OPPENHEIMERFUNDS, INC.
      Oppenheimer High Income Fund
      Oppenheimer Bond Fund
      Oppenheimer Growth Fund
      Oppenheimer Growth & Income Fund
      Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST:
      MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      Putnam VT Growth and Income Fund
      Putnam VT International Growth Fund
      Putnam VT International New Opportunities Fund
      Putnam VT New Value Fund
      Putnam VT Vista Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
      MANAGED BY FRANKLIN ADVISERS, INC.
      Franklin Growth Investments Fund
      Franklin Small Cap Investments Fund
      MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
      Templeton Developing Markets Fund
      MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
      Templeton International Fund
      Templeton Asset Allocation Fund
      Templeton Bond Fund
      Templeton Stock Fund
      MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
      Mutual Shares Investments Fund
      Mutual Discovery Investments Fund

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%-4% depending upon the state.

There are also investment charges which currently range from .205% to 1.60% of the average daily value of the investment portfolio depending upon the investment portfolio.

6. TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. Each purchase payment you add to your Contract has its own 5 year withdrawal charge period. After Cova has had a payment for 5 years, there is no charge for withdrawing that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE. The value of the contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. Cova provides performance information in Appendix B and the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

10.  OTHER INFORMATION.

     Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period and will refund the greater of your original payment (less any withdrawals) or the value of your contract.

     No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     Who should purchase the Contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     Additional Features. This contract has additional features you might be interested in. These include:

     You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

     Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

11.  INQUIRIES.  If you need more information, please contact us at:


                     Cova Life Sales Company
                     One Tower Lane, Suite 3000
                     Oakbrook Terrace, IL 60181
                     800-523-1661


COVA  VARIABLE  ANNUITY  ACCOUNT  ONE  FEE  TABLE

OWNER  TRANSACTION  EXPENSES
Withdrawal  Charge  (see  Note  2  below) 5%  of  purchase  payment  withdrawn

     TRANSFER FEE (see Note 3 below) No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 4 below)    $30 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Premium              1.25%
Administrative Expense Charge                    .15%
                                                -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES                                1.40%


INVESTMENT  PORTFOLIO  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  an  investment  portfolio)

AIM VARIABLE INSURANCE FUNDS, INC.

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        -----------          ---------------------  --------------------

Managed by A I M Advisors, Inc.

    AIM V.I. Capital Appreciation Fund+     .63%                      .05%                .68%
    AIM V.I. International Equity Fund+     .75%                      .18%                .93%
    AIM V.I. Value Fund+                    .62%                      .08%                .70%

+ A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each fund as calculated on April 30, 1998.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
                                                                                        Total Annual
                                                                 Other Expenses         Portfolio Expenses
                                            Management
                                            Fees
                                            -----------          ---------------------  -----------------

Managed by Alliance Capital
Management L.P.

    Premier Growth Portfolio*                 1.00%                     .08%                  1.08%
    Real Estate Investment Portfolio**/***       0%                     .95%                   .95%

* The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

**The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.

***Annualized.


COVA SERIES TRUST

                                                                               Total Annual
                                                        Other Expenses         Portfolio
                                   Management           (after expense         (after expense
                                   Fees                  reimbursement)(1)     reimbursement)(1)
                                   -----------          ---------------------  -----------------

Managed by J.P. Morgan
Investment Management Inc.
  Select Equity Portfolio                 .75%                           .10%           .85%
  Small Cap Stock Portfolio               .85%                           .10%           .95%
  International Equity Portfolio          .85%                           .10%           .95%
  Quality Bond Portfolio                  .55%                           .10%           .65%
  Large Cap Stock Portfolio               .65%                           .10%           .75%

Managed by Lord, Abbett & Co.
  Bond Debenture Portfolio                .75%                           .10%           .85%
  Mid Cap Value Portfolio*               1.00%                           .10%          1.10%
  Large Cap Research Portfolio*          1.00%                           .10%          1.10%
  Developing Growth Portfolio*            .90%                           .10%          1.00%
  Lord Abbett Growth and Income
     Portfolio**                          .65%                           .10%           .75%
---------------------------------  -----------           ---------------------  -------------

(1) Since August 20, 1990, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1997 would have been 1.00% for the Select Equity Portfolio, 1.39% for the Small Cap Stock Portfolio, 1.53% for the International Equity Portfolio, 1.08% for the Quality Bond Portfolio, 1.08% for the Large Cap Stock Portfolio, 1.07% for the Bond Debenture Portfolio, 8.41% for the Mid-Cap Value Portfolio, 10.04% for the Large Cap Research Portfolio and 9.00% for the Developing Growth Portfolio.

* Annualized.  The Portfolio commenced investment operations on August 20, 1997.

** Estimated.   The Portfolio has not commenced investment operations yet.



GENERAL AMERICAN CAPITAL COMPANY

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        -----------          ---------------------  --------------------

Managed by Conning Asset
Management Company

    Money Market Fund                     .125%                     .08%                  .205%


GOLDMAN SACHS VARIABLE INSURANCE TRUST


                                                                                     Total Annual
                                                             Other Expenses          Portfolio Expenses
                                        Management           (after expense          (after expense
                                        Fees                 reimbursement)*         reimbursement)*
                                        -----------          ---------------------  --------------------

Managed by Goldman Sachs Asset
Management

   Goldman Sachs Growth and Income Fund    .75%                      .15%                .90%

Managed by Goldman Sachs Asset
Management International

   Goldman Sachs International
    Equity Fund                           1.00%                      .25%               1.25%

   Goldman Sachs Global Income Fund        .90%                      .15%               1.05%

*The investment advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the amounts set forth above under "Other
Expenses". The reductions or limits, if any, are calculated monthly on a non-cumulative basis and may be discontinued or modified by the investment advisers in their discretion at any time.

INVESTORS FUND SERIES

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        -----------          ---------------------  --------------------

Managed by Scudder Kemper
 Investments, Inc.

    Kemper Small Cap Value Portfolio       .75%                     .09%                    .84%
    Kemper Government Securities Portfolio .55%                     .09%                    .64%
    Kemper Small Cap Growth Portfolio      .65%                     .06%                    .71%


LIBERTY VARIABLE INVESTMENT TRUST

                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        -----------          ---------------------  --------------------

Managed by Newport Fund
Management Inc.

    Newport Tiger, Variable Series        .90%                      .37%                  1.27%


LORD ABBETT SERIES FUND, INC.


                                            Management   12b-1                          Total Annual
                                            Fees          Fees    Other Expenses        Portfolio Expenses
                                            ----------   -----    ---------------      -------------------

Managed by Lord, Abbett & Co.

    Growth and Income Portfolio*              .50%        .15%         .02%                 .67%

*The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed
 .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998, the 12b-1 fees are estimated to be .15%. The examples below for this Portfolio reflect the 12b-1 fees estimated.


MFS VARIABLE INSURANCE TRUST

                                                                                        Total Annual
                                                                 Other Expenses         Portfolio Expenses
                                            Management           (after expense         (after expense
                                            Fees                  reimbursement)*       reimbursement)*
                                            -----------          ---------------------  -------------------


Managed by Massachusetts Financial
Services Company

    MFS Emerging Growth Series                 .75%                     .12%                 .87%
    MFS Research Series                        .75%                     .13%                 .88%
    MFS Growth With Income Series              .75%                     .25%                1.00%
    MFS High Income Series                     .75%                     .25%                1.00%
    MFS World Governments Series               .75%                     .25%                1.00%
    MFS/Foreign & Colonial Emerging
     Markets Equity Series                    1.25%                     .25%                1.50%

*The  adviser  has  agreed  to  bear   expenses  for  the  Series,   subject  to
reimbursement by the Series,  so that the Series' "Other Expenses" do not exceed
 .25% annually. Absent such reimbursement, "Total Annual Portfolio Expenses" would be: 1.10% for the MFS Growth With Income Series; 1.15% for the MFS High Income Series and the MFS World Governments Series; and are estimated to be 5.92% for the MFS/Foreign & Colonial Emerging Markets Equity Series.

OPPENHEIMER VARIABLE ACCOUNT FUNDS


                                                                                        Total Annual
                                                                 Other Expenses         Portfolio Expenses
                                            Management
                                            Fees
                                            -----------          ---------------------  -------------------

Managed by OppenheimerFunds, Inc.

    Oppenheimer High Income Fund              .75%                     .07%                 .82%
    Oppenheimer Bond Fund                     .73%                     .05%                 .78%
    Oppenheimer Growth Fund                   .73%                     .02%                 .75%
    Oppenheimer Growth & Income Fund          .75%                     .08%                 .83%
    Oppenheimer Strategic Bond Fund           .75%                     .08%                 .83%


PUTNAM VARIABLE TRUST

                                            Management                                  Total Annual
                                            Fees                  Other Expenses        Portfolio Expenses
                                            ----                  --------------        ------------------
Managed by Putnam Investment
Management, Inc.

    Putnam VT Growth and Income Fund          .47%                     .04%                  .51%
    Putnam VT International Growth Fund*      .73%                     .47%                 1.20%
    Putnam VT International New
      Opportunities Fund                      .92%                     .68%                 1.60%
    Putnam VT New Value Fund                  .70%                     .15%                  .85%
    Putnam VT Vista Fund                      .65%                     .22%                  .87%

*The management fees and "Other Expenses" shown in the table reflect an expense limitation. In the absence of an expense limitation, management fees, "Other
Expenses" and total annual portfolio expenses would have been: .80%, .47% and 1.27% respectively for the Putnam VT International Growth Fund and 1.20%, .68% and 1.88% respectively for the Putnam VT International New Opportunities Fund.





TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES


                                        Management                                   Total Annual
                                        Fees                 Other Expenses          Portfolio Expenses
                                        -----------          ---------------------  --------------------

Templeton Developing Markets Fund        1.25%                    .33%                  1.58%
Templeton International Fund(a)           .69%                    .19%                   .88%
Mutual Shares Investments Fund(b)         .40%                    .60%                  1.00%
Franklin Growth Investments Fund(c)       .40%                    .60%                  1.00%
Franklin Small Cap Investments Fund(d)    .40%                    .60%                  1.00%
Mutual Discovery Investments Fund(e)      .40%                    .60%                  1.00%
Templeton Asset Allocation Fund(f)        .60%                    .18%                   .78%
Templeton Bond Fund                       .50%                    .18%                   .68%
Templeton Stock Fund(f)                   .69%                    .19%                   .88%

     (a) Management Fees and Total Annual Portfolio expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See fund prospectus for details. Actual Management Fees and Total Annual Portfolio Expenses during 1997 were lower.

     (b) The Manager has agreed in advance to waive management fees and make certain payments to reduce fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the fund's Class 1 net assets through 1998. The Manager may end this arrangement without notice at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be .60%, .60% and 1.20%, respectively.

     (c) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.60%, 0.60% and 1.20%, respectively.

     (d) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.75%, 0.60% and 1.35%, respectively.

     (e) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.80%, 0.60% and 1.40%, respectively.

     (f) Management Fees and Total Annual Portfolio Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Annual Portfolio Expenses before May 1, 1997 were lower.


EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a)upon  surrender  at  the  end  of  each  time  period;
(b)if  the  contract  is  not  surrendered  or  is  annuitized.



                                               Time  Periods


                                            1 year     3 years        5 years        10 years
                                           ---------  ----------     ---------       ---------

AIM VARIABLE INSURANCE FUNDS, INC.

    Managed by A I M Advisors, Inc.

    AIM V.I. Capital Appreciation Fund      (a)$72.09  (a)$113.03
                                            (b)$22.09  (b)$ 68.03
    AIM V.I. International Equity Fund      (a)$74.60  (a)$120.57
                                            (b)$24.60  (b)$ 75.57
    AIM V.I. Value Fund                     (a)$72.29  (a)$113.63
                                            (b)$22.29  (b)$ 68.63


ALLIANCE VARIABLE PRODUCTS SERIES FUND,
INC.

    Managed by Alliance Capital
    Management L.P.

    Premier Growth Portfolio                (a)$76.10  (a)$125.06
                                            (b)$26.10  (b)$ 80.06
    Real Estate Investment Portfolio        (a)$74.80  (a)$121.17
                                            (b)$24.80  (b)$ 76.17

COVA SERIES TRUST

    Managed by J.P. Morgan Investment
    Management Inc.

    Small Cap Stock Portfolio               (a)$74.80  (a)$121.17     (a)$175.00      (a)$276.23
                                            (b)$24.80  (b)$ 76.17     (b)$130.00      (b)$276.23
    Large Cap Stock Portfolio               (a)$72.80  (a)$115.15     (a)$164.95      (a)$256.13
                                            (b)$22.80  (b)$ 70.15     (b)$119.95      (b)$256.13
    Select Equity Portfolio                 (a)$73.80  (a)$118.16     (a)$169.99      (a)$266.24
                                            (b)$23.80  (b)$ 73.16     (b)$124.99      (b)$266.24
    International Equity Portfolio          (a)$74.80  (a)$121.17     (a)$175.00      (a)$276.23
                                            (b)$24.80  (b)$ 76.17     (b)$130.00      (b)$276.23
    Quality Bond Portfolio                  (a)$71.79  (a)$112.12     (a)$159.89      (a)$245.92
                                            (b)$21.79  (b)$ 67.12     (b)$114.89      (b)$245.92

    Managed by Lord, Abbett & Co.

    Bond Debenture Portfolio                (a)$73.80  (a)$118.16     (a)$169.99      (a)$266.24
                                            (b)$23.80  (b)$ 73.16     (b)$124.99      (b)$266.24
    Large Cap Research Portfolio            (a)$76.30  (a)$125.66
                                            (b)$26.30  (b)$ 80.66
    Developing Growth Portfolio             (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    Mid Cap Value Portfolio                 (a)$76.30  (b)$125.66
                                            (b)$26.30  (b)$ 80.66
    Lord Abbett Growth & Income Portfolio   (a)$72.80  (a)$115.15
                                            (b)$22.80  (b)$ 70.15


GENERAL AMERICAN CAPITAL COMPANY

   Managed by Conning Asset Management
   Company

   Money Market Fund                        (a)$67.31  (a)$ 98.54     (a)$137.02      (a)$199.08
                                            (b)$17.31  (b)$ 53.54     (a)$ 92.02      (b)$199.08





GOLDMAN SACHS VARIABLE INSURANCE TRUST:

   Managed by Goldman Sachs Asset
   Management

   Goldman Sachs Growth and Income Fund     (a)$74.30   (a)$119.67
                                            (b)$24.30   (b)$ 74.67

   Managed by Goldman Sachs Asset
   Management International

   Goldman Sachs International Equity
    Fund                                    (a)$77.80   (a)$130.14
                                            (b)$27.80   (b)$ 85.14

   Goldman Sachs Global Income Fund         (a)$75.80   (a)$124.17
                                            (b)$25.80   (b)$ 79.17


INVESTORS FUND SERIES

    Managed by Scudder Kemper Investments, Inc.

    Kemper Small Cap Value Portfolio        (a)$73.70  (a)$117.86
                                            (b)$23.70  (b)$ 72.86
    Kemper Government Securities Portfolio  (a)$71.69  (a)$111.82
                                            (b)$21.69  (b)$ 66.82
    Kemper Small Cap Growth Portfolio       (a)$72.39  (a)$113.94
                                            (b)$22.39  (b)$ 68.94

LIBERTY VARIABLE INVESTMENT TRUST

   Managed by Newport Fund Management Inc.

   Newport Tiger, Variable Series           (a)$78.00  (a)$130.73
                                            (b)$28.00  (b)$ 85.73

LORD ABBETT SERIES FUND, INC.

    Managed by Lord, Abbett & Co.

    Growth and Income Portfolio             (a)$71.99  (a)$112.73
                                            (b)$21.99  (b)$ 67.73

MFS VARIABLE INSURANCE TRUST

    Managed by Massachusetts Financial
    Services Company

    MFS Emerging Growth Series              (a)$74.00  (a)$118.76
                                            (b)$24.00  (b)$ 73.76
    MFS Research Series                     (a)$74.10  (a)$119.07
                                            (b)$24.10  (b)$ 74.07
    MFS Growth With Income Series           (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    MFS High Income Series                  (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    MFS World Governments Series            (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67
    MFS/Foreign & Colonial Emerging
      Markets Equity Series                 (a)$80.29  (a)$137.54
                                            (b)$30.29  (b)$ 92.54

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    Managed by Oppenheimer Funds, Inc.

    Oppenheimer High Income Fund            (a)$73.50  (a)$117.26
                                            (b)$23.50  (b)$ 72.26
    Oppenheimer Bond Fund                   (a)$73.10  (a)$116.05
                                            (b)$23.10  (b)$ 71.05
    Oppenheimer Growth Fund                 (a)$72.80  (a)$115.15
                                            (b)$22.80  (b)$ 70.15
    Oppenheimer Growth & Income Fund        (a)$73.60  (a)$117.56
                                            (b)$23.60  (b)$ 72.56
    Oppenheimer Strategic Bond Fund         (a)$73.60  (a)$117.56
                                            (b)$23.60  (b)$ 72.56

PUTNAM VARIABLE TRUST

    Managed by Putnam Investment Management, Inc.

    Putnam VT Growth and Income Fund        (a)$70.39  (a)$107.87
                                            (b)$20.39  (b)$ 62.87
    Putnam VT International Growth Fund     (a)$77.30  (a)$128.65
                                            (b)$27.30  (b)$ 83.65
    Putnam VT International New
      Opportunities Fund                    (a)$81.28  (a)$140.49
                                            (b)$31.28  (b)$ 95.49
    Putnam VT New Value Fund                (a)$73.80  (a)$118.16
                                            (b)$23.80  (b)$ 73.16
    Putnam VT Vista Fund                    (a)$74.00  (a)$118.76
                                            (b)$24.00  (b)$ 73.76
TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES

    Managed by Franklin Advisers, Inc.

    Franklin Small Cap Investments Fund     (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67

    Franklin Growth Investments Fund        (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67

    Managed by Templeton Asset Management
    Ltd.

    Templeton Developing Markets Fund       (a)$81.08  (a)$139.90
                                            (b)$31.08  (b)$ 94.90

    Managed by Templeton Investment
    Counsel, Inc.

    Templeton International Fund            (a)$74.10  (a)$119.07
                                            (b)$24.10  (b)$ 74.07

    Templeton Asset Allocation Fund         (a)$73.10  (a)$116.05
                                            (b)$23.10  (b)$ 71.05

    Templeton Bond Fund                     (a)$72.09  (a)$113.03
                                            (b)$22.09  (b)$ 68.03

    Templeton Stock Fund                    (a)$74.10  (a)$119.07
                                            (b)$24.10  (b)$ 74.07

    Managed by Franklin Mutual Advisers, Inc.

    Mutual Shares Investments Fund          (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67

    Mutual Discovery Investments Fund       (a)$75.30  (a)$122.67
                                            (b)$25.30  (b)$ 77.67


EXPLANATION  OF  FEE  TABLE  AND  EXAMPLES

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

4. During the accumulation phase, Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6. The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

1.    THE  ANNUITY  CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The Contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 49 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 - Other Information.


2.  ANNUITY  PAYMENTS  (THE  INCOME  PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

3.    PURCHASE

PURCHASE  PAYMENTS

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

ALLOCATION  OF  PURCHASE  PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund of General American Capital Company for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION  UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

     1. determining the total amount of money invested in the particular investment portfolio;

     2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.


4.    INVESTMENT  OPTIONS

The contract offers 49 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Premier Growth Portfolio
     Real Estate Investment Portfolio


COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

     J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

     Small Cap Stock Portfolio
     Large Cap Stock Portfolio
     Select Equity Portfolio
     International Equity Portfolio
     Quality Bond Portfolio

     Lord, Abbett & Co. is the sub-adviser to the following portfolios:

     Bond Debenture Portfolio
     Large Cap Research Portfolio
     Developing Growth Portfolio
     Mid Cap Value Portfolio
     Lord Abbett Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

     Goldman Sachs Growth and Income Fund
     Goldman Sachs International Equity Fund
     Goldman Sachs Global Income Fund

INVESTORS FUND SERIES

Investors Fund Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     Kemper Small Cap Value Portfolio
     Kemper Government Securities Portfolio
     Kemper Small Cap Growth Portfolio


LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger, Variable Series. The following portfolio is available under the contract:

Newport Tiger, Variable Series (a portfolio investing in equity securities of companies located in certain countries of Asia).

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund. The following portfolio managed by Lord, Abbett & Co. is available under the contract:

     Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS Emerging Growth Series
     MFS Research Series
     MFS Growth With Income Series
     MFS High Income Series
     MFS World Governments Series
     MFS/Foreign & Colonial Emerging Markets Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Oppenheimer High Income Fund
     Oppenheimer Bond Fund
     Oppenheimer Growth Fund
     Oppenheimer Growth & Income Fund
     Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Putnam VT Growth and Income Fund
     Putnam VT International Growth Fund
     Putnam VT International New Opportunities Fund
     Putnam VT New Value Fund
     Putnam VT Vista Fund (a stock portfolio)

TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Templeton Variable Products Series Fund has two classes of shares - Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Growth Investments Fund and the Franklin Small Cap Investments Fund; Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Fund; Templeton Investment Counsel, Inc. is the investment manager for the Templeton International Fund, the Templeton Asset Allocation Fund, the Templeton Bond Fund and the Templeton Stock Fund; Franklin Mutual Advisers, Inc. is the investment manager for the Mutual Shares Investments Fund and the Mutual Discovery Investments Fund. The following portfolios are available under the contract:

     Templeton Developing Markets Fund
     Templeton International Fund
     Mutual Shares Investments Fund (capital appreciation with income as a secondary objective)
     Mutual Discovery Investments Fund (capital appreciation)
     Franklin Growth Investments Fund
     Franklin Small Cap Investments Fund
     Templeton Asset Allocation Fund
     Templeton Bond Fund
     Templeton Stock Fund


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisors,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

TRANSFERS

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

TRANSFERS  DURING  THE  ACCUMULATION  PHASE.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

     1.  Your  request  for  transfer  must  clearly   state  which   investment
portfolio(s) or the fixed account are involved in the transfer.

     2. Your request for transfer must clearly state how much the transfer is for.

     3. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR  COST  AVERAGING  PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.

Cova reserves the right to modify, suspend or terminate the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

AUTOMATIC  REBALANCING  PROGRAM

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

APPROVED  ASSET  ALLOCATION  PROGRAMS

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING  RIGHTS
Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION
Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.    EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE  CHARGES
Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

CONTRACT  MAINTENANCE  CHARGE
During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.


Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL  CHARGE
During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE
Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

PREMIUM  TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER  FEE
You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

INCOME  TAXES
Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT  PORTFOLIO  EXPENSES
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.    TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY  CONTRACTS  IN  GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED  AND  NON-QUALIFIED  CONTRACTS
If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS
If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS  -  QUALIFIED  CONTRACTS
The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS  -  TAX-SHELTERED  ANNUITIES
The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.    ACCESS  TO  YOUR  MONEY

You  can  have  access  to  the  money  in  your  contract:

(1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

SYSTEMATIC  WITHDRAWAL  PROGRAM

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME  TAXES  MAY  APPLY  TO  SYSTEMATIC  WITHDRAWALS.

8.    PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix  B  contains  performance  information  that you may find  informative.
Future   performance   will  vary  and   results   shown  are  not   necessarily
representative of future results.

9.    DEATH  BENEFIT

UPON  YOUR  DEATH
If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The amount of death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or the joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

The death benefit described above may not be available in your state. In those states where it is not available, the death benefit will be as follows:

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

DEATH  OF  ANNUITANT
If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.    OTHER  INFORMATION

COVA
Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

YEAR 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.


THE  SEPARATE  ACCOUNT
Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

DISTRIBUTOR
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.


OWNERSHIP
OWNER. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY
The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT
You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Cova cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL  STATEMENTS
The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

TABLE  OF  CONTENTS  OF  THE
STATEMENT  OF  ADDITIONAL  INFORMATION

     Company
     Experts
     Legal  Opinions
     Distribution
     Performance  Information
     Federal Tax  Status
     Annuity  Provisions
     Financial  Statements


                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.







                                                   Year or      Year or     Year or     Year or     Year or     Year or     Year or
                                    Period         Period       Period      Period      Period      Period      Period      Period
                                    Ended          Ended        Ended       Ended       Ended       Ended       Ended       Ended
                                    6/30/98        12/31/97    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92    12/31/91

                                   ----------     ----------- -----------  ----------  ----------  ----------  ----------  ---------

COVA SERIES TRUST
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                 $12.88          $11.29     $    10.10         *           *           *           *           *
End of Period                       $13.51          $12.88          11.29
Number of Accum. Units Outstanding 6,151,600      3,945,097        659,663

Mid-Cap Value Sub-Account
Beginning of Period                 $10.47          $10.00            * *            *            *          *             *
End of Period                       $11.21          $10.47
Number of Accum. Units Outstanding 795,251         194,386

Large Cap Research Sub-Account
Beginning of Period                 $ 9.90          $10.00            * *            *            *          *             *
End of Period                       $11.34          $ 9.90
Number of Accum. Units Outstanding 464,192         124,559

Developing Growth Sub-Account
Beginning of Period                 $10.53         $10.00            * *            *            *          *             *
End of Period                       $11.31         $10.53
Number of Accum. Units Outstanding 701,432        148,658

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                 $14.05         $10.84     $    10.08         *           *           *           *           *
End of Period                       $15.80         $14.05          10.84
Number of Accum. Units Outstanding 8,986,842     6,903,606        2,044,523

Small Cap Stock Sub-Account
Beginning of Period                  $13.49        $11.31     $    10.51         *           *           *           *           *
End of Period                        $14.02        $13.49          11.31
Number of Accum. Units Outstanding 4,937,599     3,940,243      1,237,405

International Equity Sub-Account
Beginning of Period                  $11.46        $10.97     $    10.21         *           *           *           *           *
End of Period                        $13.06        $11.46          10.97
Number of Accum. Units Outstanding 6,578,152     5,440,592      1,306,892

Quality Bond Sub-Account
Beginning of Period                  $11.16        $10.37     $     9.90         *           *           *           *           *
End of Period                        $11.53        $11.16          10.37
Number of Accum. Units Outstanding 2,191,199     1,433,081        508,830

Large Cap Stock Sub-Account
Beginning of Period                  $14.89        $11.33     $    10.00         *           *           *           *           *
End of Period                        $17.66        $14.89          11.33
Number of Accum. Units Outstanding 2,624,260    1,473,929      1,389,606

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                  $30.84        $25.09       $    21.31  $    16.64  $    16.42  $    14.50  $    12.73  $  10.15
End of Period                        $33.66        $30.84            25.09       21.31       16.64       16.42       14.50     12.73

Number of Accum. Units Outstanding 18,092,138   15,788,404     11,732,301   8,947,108   6,875,139   4,994,582   2,560,999  1,426,577


GENERAL AMERICAN CAPITAL COMPANY
Money Market Fund
Beginning of Period                 $10.67         $10.23       $    10.00         *           *           *           *           *
End of Period                       $10.89         $10.67            10.23
Number of Accum. Units Outstanding 966,618        311,051           34,964

AIM VARIABLE INSURANCE FUND, INC.
Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account           **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.21
Number of Accum. Units Outstanding  94,788

AIM V.I. International Equity Sub-Account           **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.80
Number of Accum. Units Outstanding 147,132

AIM V.I. Value Sub-Account                          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.76
Number of Accum. Units Outstanding 232,878

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account                          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $12.75
Number of Accum. Units Outstanding 252,882

Real Estate Investment Sub-Account                  **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $ 9.30
Number of Accum. Units Outstanding  91,408

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account         **         **                **        **          **           **          **
Beginning of Period (1/29/98)       $10.00
End of Period                       $10.78
Number of Accum. Units Outstanding 196,770

Managed by Goldman Sachs Asset Management
International

Goldman Sachs International Equity Sub-Account      **         **                **        **          **           **          **
Beginning of Period (1/29/98)       $10.00
End of Period                       $11.43
Number of Accum. Units Outstanding  36,457


Goldman Sachs Global Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period (1/29/98)       $10.00
End of Period                       $10.30
Number of Accum. Units Outstanding  13,367

INVESTORS FUND SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account                  **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.16
Number of Accum. Units Outstanding  98,352

Kemper Government Securities Sub-Account            **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.26
Number of Accum. Units Outstanding   9,388

Kemper Small Cap Growth Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.25
Number of Accum. Units Outstanding  32,699

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger, Variable Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $ 7.32
Number of Accum. Units Outstanding  17,974

MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account                     **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $12.07
Number of Accum. Units Outstanding 224,942

MFS Research Sub-Account                            **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.81
Number of Accum. Units Outstanding 182,395

MFS Growth With Income Sub-Account                  **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.54
Number of Accum. Units Outstanding 245,170

MFS High Income Sub-Account                         **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.40
Number of Accum. Units Outstanding  68,090

MFS World Government Sub-Account                    **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.17
Number of Accum. Units Outstanding     961

MFS Foreign & Colonial Emerging
Markets Equity Sub-Account                          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $ 8.68
Number of Accum. Units Outstanding  55,324

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.41
Number of Accum. Units Outstanding  33,269

Oppenheimer Bond Sub-Account                        **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.32
Number of Accum. Units Outstanding 152,219

Oppenheimer Growth Sub-Account                      **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.63
Number of Accum. Units Outstanding  43,786

Oppenheimer Growth & Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.23
Number of Accum. Units Outstanding 158,887

Oppenheimer Strategic Bond Sub-Account              **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.26
Number of Accum. Units Outstanding  42,968

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.92
Number of Accum. Units Outstanding 531,714

Putnam VT International Growth Sub-Account          **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.90
Number of Accum. Units Outstanding 234,012

Putnam VT International New Opportunities
Sub-Account                                         **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.55
Number of Accum. Units Outstanding  26,554

Putnam VT New Value Sub-Account                     **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $10.31
Number of Accum. Units Outstanding  26,905

Putnam VT Vista Sub-Account                         **         **                **        **          **           **          **
Beginning of Period (1/2/98)        $10.00
End of Period                       $11.61
Number of Accum. Units Outstanding  67,315

TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES
Managed by Templeton Asset Management Ltd.

Templeton Development Markets Sub-Account           **         **                **        **          **           **          **
Beginning of Period (5/1/98)        $10.00
End of Period                       $ 7.37
Number of Accum. Units Outstanding  10,126

Managed by Templeton Investment Counsel, Inc.

Templeton International Sub-Account                 **         **                **        **          **           **          **
Beginning of Period (5/1/98)        $10.00
End of Period                       $ 9.64
Number of Accum. Units Outstanding  20,935

Managed by Franklin Mutual Advisers, Inc.

Mutual Shares Investments Sub-Account               **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period                       $ 9.51
Number of Accum. Units Outstanding  33,463

                                    Year or                  For the period
                                    Period                   from 12/11/89
                                    Ended                    (Start of
                                    12/31/90                 Operations)
                                                             through
                                                             12/31/89
                                   ------------             -------------
COVA SERIES TRUST
Managed by Van Kampen American
Capital Investment Advisory Corp.

Quality Income Sub-Account
Beginning of Period                 $     9.97                $   10.00
End of Period                            10.62                     9.97
Number of Accum. Units Outstanding     564,940                  253,695

High Yield Sub-Account
Beginning of Period                 $    10.02                $   10.00
End of Period                            10.06                    10.02
Number of Accum. Units Outstanding     280,854                  250,000

Money Market Sub-Account
Beginning of Period                       *                         *
End of Period
Number of Accum. Units Outstanding

VKAC Growth and Income Sub-Account
Beginning of Period                       *                         *
End of Period
Number of Accum. Units Outstanding

Stock Index Sub-Account
Beginning of Period                       *                         *
End of Period
Number of Accum. Units Outstanding

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

Small Cap Stock Sub-Account
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

International Equity Sub-Account
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

Quality Bond Sub-Account
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

Large Cap Stock Sub-Account
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                      $10.06               $    10.00
End of Period                             10.15                    10.06
Number of Accum. Units Outstanding    1,041,032                    14,482

GENERAL AMERICAN CAPITAL COMPANY
Money Market Fund
Beginning of Period                                                 *
End of Period
Number of Accum. Units Outstanding

*The accumulation unit values shown for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale through the Separate Account (5/1/96). The Money Market Fund managed by Conning Asset Management Company started regular investment operations on June 3, 1996. The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations through the Separate Account on August 20, 1997.

**The accumulation unit values shown reflect the date the investment portfolio was offered through the Separate Account which is shown above under "beginning of period."


                                  APPENDIX B

PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part I and Part II below present investment performance information for the periods ended June 30,1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account has invested in certain portfolios for some time and has an investment performance history. In order to show how the historical performance of the Separate Account affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the Separate Account and portfolios and is for the periods shown. The chart below shows the investment performance of the Separate Account and the accumulation unit performance calculated by assuming that the contracts were invested in the Separate Account for the same periods.

Column A presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                                    Accumulation Unit Performance
                                              Column A                     Column B
                                             (reflects insurance          (reflects all charges
                                              charges and portfolio        and portfolio
                                              expenses)                    expenses)
                                              -----------------------      ------------------------
                          Separate Account
                          Inception Date                     Since                         Since
Portfolio                 in Portfolio        1 yr   5 yrs   Inception      1 yr   5 yrs   Inception
---------                 -----------------   -------------------------     ------------------------

COVA SERIES TRUST

Small Cap Stock              5/1/96           16.63%  --      14.20%        11.51%   --     12.25%

Large Cap Stock              5/1/96           29.38%  --      29.99%        24.25%   --     28.27%

Select Equity                5/1/96           22.89%  --      23.01%        17.76%   --     21.19%

International Equity         5/1/96            8.34%  --      12.00%         3.23%   --     10.01%

Quality Bond                 5/1/96            8.94%  --       7.28%         3.83%   --      5.20%

Bond Debenture               5/1/96           11.92%  --      14.39%         6.81%   --     12.44%

Mid-Cap Value                8/20/97           --     --      12.10%          --     --      6.87%

Large Cap Research           8/20/97           --     --      13.44%          --     --      8.21%

Developing Growth            8/20/97           --     --      13.14%          --     --      7.91%

GENERAL AMERICAN
CAPITAL COMPANY

Money Market                 6/3/96            4.30%  --       4.20%        -0.81%   --      1.95%

LORD ABBETT SERIES
FUND, INC.

Growth and Income           12/11/89          15.78% 16.73%   15.24%        10.66% 16.12%   15.12%

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            1/2/98             --     --      12.11%          --     --      7.00%
Appreciation
AIM V.I. International      1/2/98             --     --      18.01%          --     --     12.89%
Equity
AIM V.I. Value              1/2/98             --     --      17.65%          --     --     12.53%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              1/2/98             --     --      27.52%          --     --     22.39%
Real Estate Investment      1/2/98             --     --      -7.04%          --     --    -12.14%

LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable     1/2/98             --     --     -26.83%          --     --    -31.91%
Series

INVESTORS FUND SERIES
Kemper Small Cap Value      1/2/98             --     --       1.60%          --     --     -3.50%
Kemper Government           1/2/98             --     --       2.64%          --     --     -2.46%
Securities
Kemper Small Cap Growth     1/2/98             --     --      12.45%          --     --      7.34%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         1/2/98             --     --      20.73%          --     --     15.61%
MFS Research                1/2/98             --     --      18.09%          --     --     12.97%
MFS Growth with Income      1/2/98             --     --      15.36%          --     --     10.24%
MFS High Income             1/2/98             --     --       3.97%          --     --     -1.14%
MFS World Governments       1/2/98             --     --       1.73%          --     --     -3.38%
MFS Foreign & Colonial
 Emerging Markets Equity    1/2/98             --     --     -13.24%          --     --    -18.33%

OPPENHEIMER VARIABLE ACCOUNT
FUNDS
Oppenheimer High Income     1/2/98             --     --       4.07%          --     --     -1.03%
Oppenheimer Bond            1/2/98             --     --       3.23%          --     --     -1.87%
Oppenheimer Growth          1/2/98             --     --      16.27%          --     --     11.16%
Oppenheimer Growth & Income 1/2/98             --     --      12.33%          --     --      7.22%
Oppenheimer Strategic Bond  1/2/98             --     --       2.63%          --     --     -2.47%

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income 1/2/98             --     --       9.17%          --     --      4.06%
Putnam VT New Value         1/2/98             --     --       3.13%          --     --     -1.97%
Putnam VT Vista             1/2/98             --     --      16.11%          --     --     11.00%
Putnam VT International     1/2/98             --     --      18.97%          --     --     13.85%
   Growth
Putnam VT International New 1/2/98             --     --      15.53%          --     --     10.41%
   Opportunities



PART 2

The contracts are relatively new and therefore have no meaningful performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                           Portfolio Performance        Accumulation       Unit Performance
                                                  Column A                Column B                Column C
                                                                   (reflects insurance     (reflects all charges
                                                                   charges and             and portfolio expenses)
                                                                   portfolio expenses)
                                       ----------------------     -----------------------  ----------------------
                            Portfolio                 10 yrs or                  10 yrs or                 10 yrs or
                            Inception                 since                      since                     since
Portfolio                     Date     1 yr    5 yrs  inception   1 yr    5 yrs  inception   1 yr   5 yrs  inception
-----------------          ----------- ------------------------   ------------------------   -----------------------

AIM VARIABLE INSURANCE
FUNDS, INC.
AIM V.I. Capital            5/5/93     18.21% 19.66%   19.48%     16.81% 18.26%   18.08%     11.71% 13.66%   17.98%
Appreciation
AIM V.I. International      5/5/93     13.76% 16.18%   15.40%     12.36% 14.78%   14.00%      7.26% 10.18%   13.90%
Equity
AIM V.I. Value              5/5/93     26.33% 20.73%   21.62%     24.93% 19.33%   20.22%     19.83% 14.73%   20.12%

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
Premier Growth              6/26/92    43.63% 26.24%   24.87%     42.23% 24.84%   23.47%     37.13% 20.24%   23.37%
Real Estate Investment      1/9/97      8.35%  --      10.23%      6.95%   --      8.83%      1.85%  --       4.23%

LIBERTY VARIABLE INVESTMENT
TRUST
Newport Tiger, Variable
Series                      5/1/95    -51.57%  --     -12.62%    -52.97%   --    -14.02%    -58.07%  --     -18.62%

GENERAL AMERICAN CAPITAL COMPANY
Money Market                10/1/87     5.76%  5.15%    6.02%      4.36%   3.75%   4.62%     -0.74% -0.85%    4.52%

INVESTORS FUND SERIES
Kemper Small Cap Value      5/1/96      9.14%  --      11.60%      7.74%   --     10.20%      2.64%  --       5.60%
Kemper Government
Securities                  9/3/87      8.73%  6.35%    7.87%      7.33%   4.95%   6.47%      2.23%  0.35%    6.37%

Kemper Small Cap Growth     5/2/94     32.29%  --      26.14%     30.89%   --     24.74%     25.79%   --     20.14%

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth         7/24/95    33.72%  --     27.38%      32.32%   --     25.98%     27.22%   --     21.38%
MFS Research                7/26/95    25.78%  --     25.24%      24.38%   --     23.84%     19.28%   --     19.24%
MFS Growth with Income      10/9/95    27.77%  --     28.96%      26.37%   --     27.56%     21.27%   --     22.96%
MFS High Income             7/26/95    11.34%  --     12.15%       9.94%   --     10.75%      4.84%   --      6.15%
MFS World Governments       6/14/94     2.75%  --      4.85%       1.35%   --      3.45%     -3.75%   --     -1.15%
MFS Foreign & Colonial
   Emerging Markets Equity 10/16/97      --    --    -21.39%        --     --    -22.38%       --     --    -27.48%


OPPENHEIMER VARIABLE ACCOUNT
FUNDS
Oppenheimer High Income    4/30/86     13.20% 11.43%  13.83%      11.80%  10.03%  12.43%      6.70%  5.43%   12.33%
Oppenheimer Bond            4/3/85      9.82%  7.30%   9.39%       8.42%   5.90%   7.99%      3.32%  1.30%    7.89%
Oppenheimer Growth          4/3/85     29.14% 21.75%  16.18%      27.74%  20.35%  14.78%     22.64% 15.75%   14.68%
Oppenheimer Growth & Income 7/5/95     31.56%  --     35.67%      30.16%   --     34.27%     25.06%   --     29.67%
Oppenheimer Strategic Bond  5/3/93      8.01%  7.76%   7.55%       6.61%   6.36%   6.15%      1.51%  1.76%    6.05%

PUTNAM VARIABLE TRUST
Putnam VT Growth and Income 2/1/88     17.87% 19.37%  16.85%      16.47%  17.97%  15.45%     11.37% 13.37%   15.35%
Putnam VT New Value         1/2/97      9.08%  --     14.32%       7.68%   --     12.92%      2.58%  --       8.32%
Putnam VT Vista             1/2/97     30.45%  --     27.75%      29.05%   --     26.35%     23.95%  --      21.75%
Putnam VT International
   Growth                   1/2/97     20.21%  --     24.80%      18.81%   --     23.40%     13.71%  --      18.80%
Putnam VT International New
   Opportunities            1/2/97      3.99%  --     10.58%       2.59%   --      9.18%     -2.51%  --       4.58%

TEMPLETON VARIABLE PRODUCTS
SERIES FUND, CLASS 1 SHARES
Templeton Developing
 Markets*                   3/1/96    -48.81%  --    -25.10%     -50.21%   --    -26.50%    -55.31%  --     -31.10%
Templeton International     5/1/92     13.95% 19.07%  16.27%      12.55%  17.67%  14.87%      7.45% 13.07%   14.77%
Templeton Asset Allocation 8/24/88      9.35% 15.23%  12.97%       7.95%  13.83%  11.57%      7.85% 13.73%   11.47%
Templeton Bond             8/24/88      4.80%  5.57%   7.30%       3.40%   4.17%   5.90%      3.30%  4.07%    5.80%
Templeton Stock            8/24/88      7.88% 17.14%  13.75%       6.48%  15.74%  12.35%      6.38% 15.64%   12.25%

*Past fee waivers by the portfolio's manager increased its total returns.


================================================================================
                              Attn: Variable Products
                              One Tower Lane
                              Suite 3000
                              Oakbrook Terrace, Illinois 60181-4644








     Please send me, at no charge, the Statement of Additional Information dated ______________, 1998 for The Annuity Contract issued by Cova.




                  (Please print or type and fill in all information)




     ---------------------------------------------------------------------------
     Name

     ---------------------------------------------------------------------------
     Address

     ---------------------------------------------------------------------------
     City                                         State               Zip Code

CL-___(_/98)                                                       COVA VA

================================================================================

                                    PART A - VERSION B

                                        THE FIXED

                                   AND VARIABLE ANNUITY

                                        ISSUED BY

                            COVA VARIABLE ANNUITY ACCOUNT ONE
                                          AND

                                COVA FINANCIAL SERVICES

                                 LIFE INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has 6 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 5 investment portfolios listed below. The 5 investment portfolios are part of the Russell Insurance Funds or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

RUSSELL INSURANCE FUNDS:

     MANAGED BY FRANK RUSSELL
     INVESTMENT MANAGEMENT COMPANY
         Multi-Style Equity
         Aggressive Equity
         Non-U.S.
         Core Bond

GENERAL AMERICAN CAPITAL COMPANY:

     MANAGED BY CONNING ASSET
     MANAGEMENT COMPANY
         Money Market

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated ___________, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.
gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

___________________, 1998

TABLE OF CONTENTS                                                     Page

INDEX OF SPECIAL TERMS

SUMMARY
FEE TABLE

  EXAMPLES

  1. THE ANNUITY CONTRACT

  2. ANNUITY PAYMENTS (THE INCOME PHASE)

  3. PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units

  4. INVESTMENT OPTIONS
     Russell Insurance Funds
     General American Capital Company
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Approved Asset Allocation Programs
     Voting Rights
     Substitution

  5. EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Reduction or Elimination of the
        Withdrawal Charge
     Premium Taxes
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  6. TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Withdrawals - Tax-Sheltered Annuities
     Diversification

  7. ACCESS TO YOUR MONEY
     Systematic Withdrawal Program

  8. PERFORMANCE

  9. DEATH BENEFIT
     Upon Your Death
     Death of Annuitant

10. OTHER INFORMATION
     Cova
        Year 2000
     The Separate Account
     Distributor
     Ownership
     Beneficiary
     Assignment
     Suspension of Payments or Transfers
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

APPENDIX A - Condensed Financial Information

APPENDIX B - Performance Information

INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1. THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The Contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 5 investment portfolios. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

     This contract  also  offers 5  investment  portfolios  which are listed in
Section 4. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

     You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

     The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

     The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose one of three options. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE. You can buy this Contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4.   INVESTMENT OPTIONS.

You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

Managed by Frank Russell
Investment Management Company
Multi-Style Equity
Aggressive Equity
Non-U.S.
Core Bond

Managed by Conning Asset
Management Company
Money Market

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

     If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

     There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. Each purchase payment you add to your Contract has its own 5 year withdrawal charge period. After Cova has had a payment for 5 years, there is no charge for withdrawing that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE. The value of the contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. Cova has provided performance information in Appendix B and the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

10. OTHER INFORMATION

Free Look. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund of General American Capital Company during the free-look period and will refund the greater of your original payment (less any withdrawals) or the value of your contract.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the Contract?

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

You  can  arrange  to  automatically   readjust  the  money  between  investment
portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

OWNER TRANSACTION EXPENSES

Withdrawal Charge (see Note 2 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 3 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 4 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)

     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                         -----
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%
                                                         =====

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                    Other Expenses          Total Annual
                                                        Management Fees             (after expense            Portfolio
                                                      (after fee waiver)            reimbursement)            Expenses
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL INSURANCE FUNDS*
Managed by Frank Russell
Investment Management Company
       Multi-Style Equity                                   .09%                        .83%                     .92%
       Aggressive Equity                                      0%                       1.25%                    1.25%
       Non-U.S.                                               0%                       1.30%                    1.30%
       Core Bond                                              0%                        .80%                     .80%
------------------------------------------------------------------------------------------------------------------------------------

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
       Money Market                                         .125%                       .08%                    .205%
------------------------------------------------------------------------------------------------------------------------------------

*The manager of Russell Insurance Funds has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses." Additionally, the manager has voluntarily agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and 1.61% for the Multi-Style Equity Fund; .95% and 2.22% for the Aggressive Equity Fund; .95% and 3.65% for the Non-U.S. Fund; and .60% and 2.30% for the Core Bond Fund.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
a)   upon surrender at the end of each time period;
b)   if the contract is not surrendered or is annuitized.

                                                     Time Periods
                                                  1 year           3 years
--------------------------------------------------------------------------------
RUSSELL INSURANCE FUNDS
Managed by Frank Russell
Investment Management Company
       Multi-Style Equity                         (a)  $74.50     (a) $120.27
                                                  (b)  $24.50     (b) $ 75.27
       Aggressive Equity                          (a)  $77.80     (a) $130.14
                                                  (b)  $27.80     (b) $ 85.14
       Non-U.S.                                   (a)  $78.30     (a) $131.62
                                                  (b)  $28.30     (b) $ 86.62
       Core Bond                                  (a)  $73.30     (a) $116.65
                                                  (b)  $23.30     (b) $ 71.65
--------------------------------------------------------------------------------
GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
       Money Market                               (a)  $67.31     (a) $ 98.54
                                                  (b)  $17.31     (b) $ 53.54
--------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

4.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6.   The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The Contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 5 investment portfolios, and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 -- Other Information.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.


If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options or any annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

3.   PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund of General American Capital Company for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Multi-Style Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Multi-Style Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Multi-Style Equity Fund.

4.   INVESTMENT OPTIONS

The Contract offers 5 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

RUSSELL INSURANCE FUNDS

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with four portfolios, each with its own investment objective. The following portfolios are available under the contract:

  Multi-Style Equity Fund
  Aggressive Equity Fund
  Non-U.S. Fund
  Core Bond Fund

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund


Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisors,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

TRANSFERS

You can transfer money among the fixed account and the investment portfolios.


Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.



TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.

Cova reserves the right to modify, suspend or terminate the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.



AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Core Bond Fund and 60% to be in the Multi-Style Equity Fund. Over the next 2-1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Core Bond Fund now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Core Bond Fund to bring its value back to 40% and use the money to buy more units in the Multi-Style Equity Fund to increase those holdings to 60%.

APPROVED ASSET ALLOCATION PROGRAMS

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING RIGHTS

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge.
However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase, if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

INCOME TAXES

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.  TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.


ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59-1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:(1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PROGRAM

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the expenses of the investment portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix  B  contains  performance  information  that you may find  informative.
Future   performance   will  vary  and   results   shown  are  not   necessarily
representative of future results.

9.   DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.  The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.  The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or the joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

The death benefit described above may not be available in your state. In those states where it is not available, the death benefit will be as follows:


The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

COVA

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

YEAR 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no assurance, however, that the steps taken will be adequate to avoid any adverse impact.


THE SEPARATE ACCOUNT

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

DISTRIBUTOR

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

OWNERSHIP

OWNER. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION OF PAYMENTS OR TRANSFERS

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL STATEMENTS

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Legal Opinions
     Distribution
     Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements



APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                           Period            Year or         Year or
                                           Ended             Period Ended    Period Ended
                                           6/30/98           12/31/97        12/31/96

RUSSELL INSURANCE FUNDS

Multi-Style Equity Sub-Account                                *                  *
Beginning of Period                         $10.00
End of Period                               $11.95
Number of Accum. Units Outstanding         1,269,404

Aggressive Equity Sub-Account                                 *                  *
Beginning of Period                         $10.00
End of Period                               $10.63
Number of Accum. Units Outstanding         264,785

Non-U.S. Sub-Account                                          *                  *
Beginning of Period                         $10.00
End of Period                               $11.20
Number of Accum. Units Outstanding         466,333

Core Bond Sub-Account                                         *                  *
Beginning of Period                         $10.00
End of Period                               $10.32
Number of Accum. Units Outstanding         847,253

GENERAL AMERICAN CAPITAL COMPANY

Money Market Sub-Account
Beginning of Period                         $10.67            $10.23             $10.00
End of Period                               $10.89            $10.67             $10.23
Number of Accum. Units Outstanding         966,618            311,051            34,964

*The accumulation unit values shown for the beginning of the period reflect the date they were first offered for sale under the contracts which was January 2, 1998. The accumulation unit values shown for the beginning of the period for the General American Money Market Sub-Account reflect the date they were first offered for sale through the Separate Account which was on June 3, 1996.


APPENDIX B
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part I and Part II below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The Chart below reflects the performance of the accumulation units invested in the Portfolios for the periods shown.



Column A presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:

                                                             Accumulation Unit Performance
                                                    Column A                   Column B
                                                   (reflects insurance        (reflects all charges
                                                    charges and                and portfolio
                                                    portfolio expenses         expenses)
-------------------------------------------------------------------------------------------------------
                           Separate Account
                           Inception Date                    since                       since
Portfolio                  in Portfolio           1 yr       inception         1 yr      inception
-------------------------------------------------------------------------------------------------------

RUSSELL INSURANCE FUNDS
   Multi-Style Equity          1/2/98              --        19.50%             --          14.38%
   Aggressive Equity           1/2/98              --         6.29              --           1.19%
   Non-U.S.                    1/2/98              --        12.01%             --           6.90%
   Core Bond                   1/2/98              --         3.16%             --          -1.95%

GENERAL AMERICAN
CAPITAL COMPANY

   Money Market             6/3/96                4.30%      4.20%             -.81%       1.95%


APPENDIX - PERFORMANCE INFORMATION (CONTINUED)

PART 2


The contracts are relatively new and therefore have no meaningful performance history. However, the portfolios of Russell Insurance Funds and the Money Market Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 2
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                      Column B                   Column C
                                                                                 (reflects insurance       (reflects all charges
                                                   Portfolio Performance            charges and                and portfolio
                                                         Column A                portfolio expenses)             expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Portfolio                   10 yrs or                     10 yrs or                      10 yrs or
                                Inception                   since                         since                          since
Portfolio                       Date        1 yr   5 yrs    inception      1 yr   5 yrs   inception     1 yr    5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL INSURANCE FUNDS

   Multi-Style Equity           1/2/97    34.35%    --     34.01%        32.95%    --     32.61%    27.85%     28.01%

   Aggressive Equity            1/2/97    25.54%    --     28.07%        23.14%    --      26.67%   18.04%     22.07%

   Non-U.S.                     1/2/97     1.16%    --      8.62%        -0.24%    --       7.22%   -5.34%      2.62%

   Core Bond                    1/2/97    10.64%    --      9.18%         9.24%    --       7.78%    4.14%      3.18%

GENERAL AMERICAN CAPITAL COMPANY

   Money Market                 10/1/87    5.76%   5.15%    6.02%         4.36%    3.75%     4.62%   -0.74%     -0.85%     4.52%
------------------------------------------------------------------------------------------------------------------------------------

Cova Financial Services Life
   Insurance Company
Attn: Variable Products
One Tower Lane
Suite 3000
Oakbrook Terrace, Illinois 60181-4644



Please send me, at no charge, the Statement of Additional Information dated _______________, 1998, for The Annuity Contract issued by Cova.

           (Please print or type and fill in all information)

 Name

 ................................................................................

 Address

 ................................................................................


 ................................................................................
 City                                            State                  Zip Code

 CL-2093 (       )                              COVA VA



                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED _____________, 1998 FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED _______________, 1998.


                              TABLE OF CONTENTS





                                                           Page

COMPANY

EXPERTS

LEGAL OPINIONS

DISTRIBUTION
Reduction or Elimination of the Withdrawal Charge

PERFORMANCE INFORMATION
Total Return
Historical Unit Values
Reporting Agencies

FEDERAL TAX STATUS
General
Diversification
Multiple Contracts
Contracts Owned by Other than Natural Persons
Tax Treatment of Assignments
Income Tax Withholding
Tax Treatment of Withdrawals - Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts
Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
Variable Annuity
Fixed Annuity
Annuity Unit
Net Investment Factor
Mortality and Expense Guarantee

FINANCIAL STATEMENTS




                                   COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.


                                   EXPERTS

The consolidated balance sheets of the Company as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the periods from June 1, 1995 to December 31, 1995 and January 1, 1995 to May 31, 1995, and the statement of assets and liabilities of the Separate Account as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the Company's consolidated financial statements referred to above contains an explanatory paragraph stating that as a result of its 1995 acquisition, the consolidated financial information for the periods subsequent to the acquisition is presented on a different cost basis than for the period prior to the acquisition and, therefore, is not comparable.



                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

     The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                           PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                               P (1  + T)  =  ERV

Where:

P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
n    =  number of years
ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical
        $1,000 payment made at the beginning of the time periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period.

The Contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


                                FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.     H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.     Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.     Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.



     Roth IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d.     Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order;(g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                              ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)  the fixed number of Annuity Units is multiplied by the Annuity
     Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.



The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:


(a)  the Accumulation Unit value as of the close of the current
     Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Statements

June 30, 1998

Unaudited





COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Statements

June 30, 1998
(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------------

Investments:
   Cova Series Trust:
      Quality Income Portfolio-                      4,149,593 shares at $ 10.75  per share      (cost    $ 44,060 )       $ 44,605
      Money Market Portfolio-                       15,473,911 shares at  $ 1.00  per share      (cost    $ 15,474 )         15,474
      High Yield Portfolio-                          2,967,051 shares at $ 10.96  per share      (cost    $ 31,602 )         32,506
      Stock Index Portfolio-                         4,533,650 shares at $ 20.40  per share      (cost    $ 73,346 )         92,498
      VKAC Growth and Income Portfolio-              3,027,923 shares at $ 17.39  per share      (cost    $ 41,711 )         52,654
      Bond Debenture Portfolio-                      6,753,418 shares at $ 12.31  per share      (cost    $ 81,046 )         83,125
      Developing Growth Portfolio-                     695,552 shares at $ 11.41  per share      (cost     $ 7,772 )          7,936
      Large Cap Research Portfolio-                    464,019 shares at $ 11.40  per share      (cost     $ 4,929 )          5,288
      Mid-Cap Value Portfolio-                         789,951 shares at $ 11.28  per share      (cost     $ 8,644 )          8,914
      Quality Bond Portfolio-                        2,385,905 shares at $ 10.59  per share      (cost    $ 24,855 )         25,255
      Small Cap Stock Portfolio-                     5,222,642 shares at $ 13.26  per share      (cost    $ 62,759 )         69,229
      Large Cap Stock Portfolio-                     2,838,598 shares at $ 16.35  per share      (cost    $ 38,439 )         46,411
      Select Equity Portfolio-                       9,566,127 shares at $ 14.84  per share      (cost   $ 123,019 )        141,995
      International Equity Portfolio-                6,641,887 shares at $ 12.94  per share      (cost    $ 76,436 )         85,918
      Balanced Portfolio-                              127,254 shares at $ 10.99  per share      (cost     $ 1,368 )          1,398
      Small Cap Equity Portfolio-                       65,076 shares at $ 10.80  per share      (cost       $ 712 )            703
      Equity Income Portfolio-                         140,199 shares at $ 12.10  per share      (cost     $ 1,622 )          1,696
      Growth & Income Equity Portfolio-                362,304 shares at $ 11.82  per share      (cost     $ 4,073 )          4,281
   Lord Abbett Series Fund, Inc.:
      Growth and Income Portfolio-                  28,432,514 shares at $ 21.45  per share      (cost   $ 471,796 )        609,764
   General American Capital Company:
      Money Market Fund-                               561,796 shares at $ 18.74  per share      (cost    $ 10,398 )         10,528
   Russell Insurance Funds:
      Multi-Style Equity Fund-                       1,010,635 shares at $ 15.01  per share      (cost    $ 14,373 )         15,169
      Aggressive Equity Fund-                          209,098 shares at $ 13.46  per share      (cost     $ 2,821 )          2,814
      Non-US Fund-                                     471,836 shares at $ 11.07  per share      (cost     $ 5,160 )          5,223
      Core Bond Fund-                                  827,651 shares at $ 10.56  per share      (cost     $ 8,647 )          8,740
   AIM Variable Insurance Funds, Inc.:
      Value Fund-                                      111,056 shares at $ 24.67  per share      (cost     $ 2,578 )          2,740
      Capital Appreciation Fund-                        43,303 shares at $ 24.54  per share      (cost     $ 1,033 )          1,063
      International Equity Fund-                        85,321 shares at $ 20.35  per share      (cost     $ 1,702 )          1,736
   Alliance Variable Products Series Fund, Inc.:
      Premier Growth Portfolio-                        119,788 shares at $ 26.92  per share      (cost     $ 3,017 )          3,225
      Real Estate Investment Portfolio-                 75,194 shares at $ 11.30  per share      (cost       $ 881 )            850
   Liberty Variable Investment Trust:
      Newport Tiger, Variable Series-                  104,772 shares at  $ 1.26  per share      (cost       $ 173 )            132
   Goldman Sachs Variable Insurance Trust:
      Growth and Income Fund-                          186,166 shares at $ 11.39  per share      (cost     $ 2,162 )          2,120
      International Equity Fund-                        34,868 shares at $ 11.95  per share      (cost       $ 406 )            417
      Global Income Fund-                               13,403 shares at $ 10.27  per share      (cost       $ 137 )            138

See accompanying notes to financial statements.


                                       1


                                                                     (Continued)

Investments, continued:
   (Kemper) Investors Fund Series:
      Dreman High Return Portfolio-                        102 shares at  $ 0.98 per share      (cost      $ - )            $ -
      Small Cap Growth Portfolio-                      194,953 shares at  $ 1.89 per share      (cost    $ 359 )            368
      Small Cap Value Portfolio-                       813,767 shares at  $ 1.23 per share      (cost  $ 1,042 )            999
      Government Securities Portfolio-                  82,613 shares at  $ 1.17 per share      (cost     $ 97 )             96
   MFS Variable Insurance Trust:
      Bond Series-                                           9 shares at $ 11.04 per share      (cost      $ - )              -
      Research Series-                                 117,374 shares at $ 18.35 per share      (cost  $ 2,093 )          2,154
      Growth with Income Series-                       148,149 shares at $ 19.09 per share      (cost  $ 2,731 )          2,828
      Emerging Growth Series-                          139,627 shares at $ 19.45 per share      (cost  $ 2,603 )          2,716
      Foreign & Colonial Emerging
        Markets Equity Series-                          61,067 shares at  $ 7.86 per share      (cost    $ 561 )            480
      High Income Series-                               58,552 shares at $ 12.09 per share      (cost    $ 725 )            708
      World Governments Series-                            949 shares at $ 10.30 per share      (cost     $ 10 )             10
   Oppenheimer Variable Account Funds:
      Growth Fund-                                      14,710 shares at $ 34.61 per share      (cost    $ 495 )            509
      Growth & Income Fund-                             80,684 shares at $ 22.12 per share      (cost  $ 1,779 )          1,785
      High Income Fund-                                 30,080 shares at $ 11.51 per share      (cost    $ 349 )            346
      Bond Fund-                                       131,061 shares at $ 11.99 per share      (cost  $ 1,558 )          1,571
      Strategic Bond Fund-                              85,796 shares at  $ 5.14 per share      (cost    $ 443 )            441
   Putnam Variable Trust:
      Growth and Income Fund-                          211,857 shares at $ 27.40 per share      (cost  $ 5,948 )          5,805
      New Value Fund-                                   23,299 shares at $ 11.91 per share      (cost    $ 282 )            277
      Vista Fund-                                       54,279 shares at $ 14.40 per share      (cost    $ 745 )            782
      International Growth Fund-                       203,363 shares at $ 13.69 per share      (cost  $ 2,735 )          2,784
      International New Opportunities Fund-             26,538 shares at $ 11.56 per share      (cost    $ 302 )            307
   Templeton Variable Products Series Fund:
      International Fund-                                9,326 shares at $ 21.65 per share      (cost    $ 199 )            202
      Developing Markets Fund-                          15,028 shares at  $ 4.97 per share      (cost     $ 76 )             75
      Mutual Shares Investments Fund-                   33,417 shares at  $ 9.53 per share      (cost    $ 322 )            318
   (Fidelity) Variable Insurance Products Fund,
   Fund II, Fund III:
      Growth Portfolio-                                  1,090 shares at $ 38.32 per share      (cost     $ 39 )             42
      Contrafund Portfolio                               1,127 shares at $ 21.95 per share      (cost     $ 24 )             25
      Growth Opportunities Portfolio-                    1,892 shares at $ 20.44 per share      (cost     $ 38 )             39
      Growth & Income Portfolio-                        29,250 shares at $ 14.57 per share      (cost    $ 412 )            426
      Equity-Income Portfolio-                           1,463 shares at $ 25.17 per share      (cost     $ 36 )             37
                                                                                                                  ===============
                                                                                                            $ 1,410,675
                                                                                                          ===============

See accompanying notes to financial statements.


                                       2

                                                                                                                         (Continued)


Liberty Newport Tiger                                                                                               $ 1
                                                                                                            --------------



Accumulation phase:
   Trust Quality Income-                             2,575,068 accumulation units at $ 17.284144   per unit      44,508
   Trust Money Market-                               1,222,026 accumulation units at $ 12.627934   per unit      15,432
   Trust High Yield-                                 1,321,813 accumulation units at $ 24.563484   per unit      32,468
   Trust Stock Index-                                3,173,304 accumulation units at $ 29.120126   per unit      92,407
   Trust VKAC Growth and Income-                     2,193,126 accumulation units at $ 23.993314   per unit      52,620
   Trust Bond Debenture-                             6,151,600 accumulation units at $ 13.512812   per unit      83,125
   Trust Developing Growth-                            701,432 accumulation units at $ 11.313738   per unit       7,936
   Trust Large Cap Research-                           464,192 accumulation units at $ 11.344054   per unit       5,266
   Trust Mid-Cap Value-                                795,251 accumulation units at $ 11.209641   per unit       8,914
   Trust Quality Bond-                               2,191,199 accumulation units at $ 11.525607   per unit      25,255
   Trust Small Cap Stock-                            4,937,599 accumulation units at $ 14.018877   per unit      69,220
   Trust Large Cap Stock-                            2,624,260 accumulation units at $ 17.659381   per unit      46,343
   Trust Select Equity-                              8,986,842 accumulation units at $ 15.795533   per unit     141,952
   Trust International Equity-                       6,578,152 accumulation units at $ 13.059689   per unit      85,909
   Trust Balanced-                                     125,129 accumulation units at $ 11.174691   per unit       1,398
   Trust Small Cap Equity-                              64,214 accumulation units at $ 10.945787   per unit         703
   Trust Equity Income-                                138,353 accumulation units at $ 12.258081   per unit       1,696
   Trust Growth & Income Equity-                       362,413 accumulation units at $ 11.811491   per unit       4,281
   Fund Growth and Income-                          18,092,138 accumulation units at $ 33.662976   per unit     609,035
   GACC Money Market-                                  966,618 accumulation units at $ 10.891338   per unit      10,528
   Russell Multi-Style Equity-                       1,269,404 accumulation units at $ 11.950204   per unit      15,169
   Russell Aggressive Equity-                          264,785 accumulation units at $ 10.629243   per unit       2,814
   Russell Non-US-                                     466,333 accumulation units at $ 11.200649   per unit       5,223
   Russell Core Bond-                                  847,253 accumulation units at $ 10.315688   per unit       8,740
   AIM Value-                                          232,878 accumulation units at $ 11.764796   per unit       2,740
   AIM Capital Appreciation-                            94,788 accumulation units at $ 11.210744   per unit       1,063
   AIM International Equity-                           147,132 accumulation units at $ 11.800847   per unit       1,736
   Alliance Premier Growth-                            252,882 accumulation units at $ 12.751717   per unit       3,225
   Alliance Real Estate-                                91,408 accumulation units at  $ 9.295588   per unit         850
   Liberty Newport Tiger-                               17,974 accumulation units at  $ 7.316828   per unit         131
   Goldman Sachs Growth and Income-                    196,770 accumulation units at $ 10.776200   per unit       2,120
   Goldman Sachs International-                         36,457 accumulation units at $ 11.429119   per unit         417
   Goldman Sachs Global Income-                         13,367 accumulation units at $ 10.297894   per unit         138
   Kemper Dreman High Return-                               10 accumulation units at  $ 9.980000   per unit           -
   Kemper Small Cap Growth-                             32,699 accumulation units at $ 11.245417   per unit         368
   Kemper Small Cap Value-                              98,352 accumulation units at $ 10.160018   per unit         999
   Kemper Government Securities-                         9,388 accumulation units at $ 10.264104   per unit          96

See accompanying notes to financial statements.


                                       3


                                                                     (Continued)

Accumulation phase, continued:
   MFS Bond-                                                10 accumulation units at   $ 10.224000  per unit                    $ -
   MFS Research-                                       182,395 accumulation units at   $ 11.808504  per unit                  2,154
   MFS Growth with Income-                             245,170 accumulation units at   $ 11.535562  per unit                  2,828
   MFS Emerging Growth-                                224,942 accumulation units at   $ 12.073075  per unit                  2,716
   MFS Foreign & Colonial Emerging
      Markets Equity-                                   55,324 accumulation units at    $ 8.675954  per unit                    480
   MFS High Income-                                     68,090 accumulation units at   $ 10.396518  per unit                    708
   MFS World Governments-                                  961 accumulation units at   $ 10.172638  per unit                     10
   Oppenheimer Growth-                                  43,786 accumulation units at   $ 11.627266  per unit                    509
   Oppenheimer Growth & Income-                        158,887 accumulation units at   $ 11.232688  per unit                  1,785
   Oppenheimer High Income-                             33,269 accumulation units at   $ 10.407015  per unit                    346
   Oppenheimer Bond-                                   152,219 accumulation units at   $ 10.323456  per unit                  1,571
   Oppenheimer Strategic Bond-                          42,968 accumulation units at   $ 10.263162  per unit                    441
   Putnam Growth & Income-                             531,714 accumulation units at   $ 10.917315  per unit                  5,805
   Putnam New Value-                                    26,905 accumulation units at   $ 10.313419  per unit                    277
   Putnam Vista-                                        67,315 accumulation units at   $ 11.611220  per unit                    782
   Putnam International Growth-                        234,012 accumulation units at   $ 11.897017  per unit                  2,784
   Putnam International New Opportunities-              26,554 accumulation units at   $ 11.552897  per unit                    307
   Templeton International-                             20,935 accumulation units at    $ 9.637200  per unit                    202
   Templeton Developing Markets-                        10,126 accumulation units at    $ 7.369957  per unit                     75
   Templeton Mutual Shares Investments-                 33,463 accumulation units at    $ 9.509571  per unit                    318
   Fidelity Growth-                                      3,710 accumulation units at   $ 11.246595  per unit                     42
   Fidelity Contrafund-                                  2,210 accumulation units at   $ 11.177537  per unit                     25
   Fidelity Growth Opportunities-                        3,657 accumulation units at   $ 10.564805  per unit                     39
   Fidelity Growth & Income-                            38,401 accumulation units at   $ 11.086971  per unit                    426
   Fidelity Equity-Income-                               3,470 accumulation units at   $ 10.597548  per unit                     37
                                                                                                                     ---------------
                                                                                                                           1,409,492
Annuitization phase:
   Trust Quality Income-                                 7,234 annuity units at        $ 13.423117 per unit                    97
   Trust Money Market-                                   4,114 annuity units at        $ 10.267136 per unit                    42
   Trust High Yield-                                     1,982 annuity units at        $ 19.076355 per unit                    38
   Trust Stock Index-                                    3,797 annuity units at        $ 23.915114 per unit                    91
   Trust Growth and Income-                              1,717 annuity units at        $ 19.994096 per unit                    34
   Trust Large Cap Research-                             2,026 annuity units at        $ 11.058262 per unit                    22
   Trust Small Cap Stock-                                  722 annuity units at        $ 13.114769 per unit                     9
   Trust Large Cap Stock-                                4,123 annuity units at        $ 16.520488 per unit                    68
   Trust Select Equity-                                  2,904 annuity units at        $ 14.776847 per unit                    43
   Trust International Equity-                             738 annuity units at        $ 12.217444 per unit                     9
   Fund Growth and Income-                              27,866 annuity units at        $ 26.143154 per unit                   729
                                                                                                                     ---------------
                                                                                                                        1,410,674
                                                                                                                     ---------------

                                                                                                                      $ 1,410,675
                                                                                                                     ===============

See accompanying notes to financial statements.


                                       4

Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Cova Series Trust
                                        --------------------------------------------------------------------------------------
                                           Quality        Money          High          Stock      VKAC Growth       Bond
                                           Income        Market         Yield          Index       and Income     Debenture


Investment income:
   dividend distributions             $         2,356           485          1,365           468            306         2,260
   capital gain distributions                       -             -              -        15,804          5,687           881
                                        --------------------------------------------------------------------------------------
                                                2,356           485          1,365        16,272          5,993         3,141
                                        --------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                 289           111            204           567            312           419
   Administrative fee                              35            13             24            68             38            51
                                        --------------------------------------------------------------------------------------
                                                  324           124            228           635            350           470
                                        --------------------------------------------------------------------------------------

Net investment income (loss)                    2,032           361          1,137        15,637          5,643         2,671
                                        --------------------------------------------------------------------------------------


Net realized gain (loss)
   on investments                                 283             -            163         4,197            935            36

Net change in unrealized
   gain (loss) on investments                    (756)            -             62        (5,848)            56           121

Net realized and change in
   unrealized gain (loss) on
                                        --------------------------------------------------------------------------------------
   investments                                   (473)            -            225        (1,651)           991           157
                                        --------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations          $         1,559           361          1,362        13,986          6,634         2,828
                                        ======================================================================================

Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------



                                      -------------------------------------------
                                        Developing     Large Cap      Mid-Cap
                                          Growth       Research        Value


Investment income:
   dividend distributions                          -            15            13
   capital gain distributions                      4             -             -
                                      -------------------------------------------
                                                   4            15            13
                                      -------------------------------------------
Expenses:
   Mortality and expense risk fee                 25            19            31
   Administrative fee                              3             3             4
                                      -------------------------------------------
                                                  28            22            35
                                      -------------------------------------------

Net investment income (loss)                     (24)           (7)          (22)
                                      -------------------------------------------


Net realized gain (loss)
   on investments                                  -             6             1

Net change in unrealized
   gain (loss) on investments                    157           353           231

Net realized and change in
   unrealized gain (loss) on
                                      -------------------------------------------
   investments                                   157           359           232
                                      -------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                     133           352           210
                                      ===========================================



See accompanying notes to financial statements.


                                       5


Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Cova Series Trust
                                        --------------------------------------------------------------------------------------
                                           Quality      Small Cap     Large Cap       Select     International    Balanced
                                            Bond          Stock         Stock         Equity         Equity


Investment income:
   dividend distributions             $           557            86            120           412          1,434            14
   capital gain distributions                       -         2,192            396         8,232             20             -
                                        --------------------------------------------------------------------------------------
                                                  557         2,278            516         8,644          1,454            14
                                        --------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                 125           391            210           757            469             5
   Administrative fee                              15            47             25            91             56             1
                                        --------------------------------------------------------------------------------------
                                                  140           438            235           848            525             6
                                        --------------------------------------------------------------------------------------

Net investment income (loss)                      417         1,840            281         7,796            929             8
                                        --------------------------------------------------------------------------------------


Net realized gain (loss)
   on investments                                  11           173              -           167            251             -

Net change in unrealized
   gain (loss) on investments                     214           (54)         5,117         5,456          8,173            30

Net realized and change in
   unrealized gain (loss) on
                                        --------------------------------------------------------------------------------------
   investments                                    225           119          5,117         5,623          8,424            30
                                        --------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations          $           642         1,959          5,398        13,419          9,353            38
                                        ======================================================================================

Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------



                                    ------------------------------------------
                                       Small         Equity       Growth &
                                     Cap Equity      Income        Income
                                                                   Equity

Investment income:
   dividend distributions                       -            10            10
   capital gain distributions                  13             2             -
                                    ------------------------------------------
                                               13            12            10
                                    ------------------------------------------
Expenses:
   Mortality and expense risk fee               3             6            17
   Administrative fee                           -             1             2
                                    ------------------------------------------
                                                3             7            19
                                    ------------------------------------------

Net investment income (loss)                   10             5            (9)
                                    ------------------------------------------


Net realized gain (loss)
   on investments                               -             1             3

Net change in unrealized
   gain (loss) on investments                  (4)           53           190

Net realized and change in
   unrealized gain (loss) on
                                    ------------------------------------------
   investments                                 (4)           54           193
                                    ------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                    6            59           184
                                    ==========================================

See accompanying notes to financial statements.


                                       6


Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-----------------------------------------------------------------------  -----------------------------------------------------------


                                            Fund             GACC                                 Russell
                                        --------------  ---------------  ----------------------------------------------------------
                                         Growth and         Money         Multi-Style    Aggressive      Non-US          Core
                                           Income           Market           Equity        Equity                        Bond


Investment income:
   dividend distributions             $             -                -                8             -            10             42
   capital gain distributions                       -                -               44            27             3              9
                                        --------------  ---------------  ----------------------------------------------------------
                                                    -                -               52            27            13             51
                                        --------------  ---------------  ----------------------------------------------------------
Expenses:
   Mortality and expense risk fee               3,465               55               34             6            12             22
   Administrative fee                             416                6                4             1             1              3
                                        --------------  ---------------  ----------------------------------------------------------
                                                3,881               61               38             7            13             25
                                        --------------  ---------------  ----------------------------------------------------------

Net investment income (loss)                   (3,881)             (61)              14            20             -             26
                                        --------------  ---------------  ----------------------------------------------------------


Net realized gain (loss)
   on investments                                 761              158                1             1             3             (1)

Net change in unrealized
   gain (loss) on investments                  50,106               84              797            (7)           63             93

Net realized and change in
   unrealized gain (loss) on
                                        --------------  ---------------  ----------------------------------------------------------
   investments                                 50,867              242              798            (6)           66             92
                                        --------------  ---------------  ----------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations          $        46,986              181              812            14            66            118
                                        ==============  ===============  ==========================================================


Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------


                                                         AIM
                                     -------------------------------------------
                                         Value         Capital    International
                                                    Appreciation     Equity


Investment income:
   dividend distributions                         -             -             -
   capital gain distributions                     -             -             -
                                     -------------------------------------------
                                                  -             -             -
                                     -------------------------------------------
Expenses:
   Mortality and expense risk fee                 7             3             5
   Administrative fee                             1             -             1
                                     -------------------------------------------
                                                  8             3             6
                                     -------------------------------------------

Net investment income (loss)                     (8)           (3)           (6)
                                     -------------------------------------------


Net realized gain (loss)
   on investments                                 2            (1)           73

Net change in unrealized
   gain (loss) on investments                   162            30            34

Net realized and change in
   unrealized gain (loss) on
                                     -------------------------------------------
   investments                                  164            29           107
                                     -------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                    156            26           101
                                     ===========================================




See accompanying notes to financial statements.


                                       7

Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
----------------------------------------------------------------------------------------------------------------------------


                                                Alliance              Liberty                          Goldman Sachs
                                        --------------------------  -------------  -----------------------------------------
                                          Premier    Real Estate      Newport       Growth and   International    Global
                                           Growth     Investment       Tiger          Income        Equity        Income


Investment income:
   dividend distributions             $            3           11              -               -             -            -
   capital gain distributions                      -            5              -               -             -            -
                                        --------------------------  -------------  -----------------------------------------
                                                   3           16              -               -             -            -
                                        --------------------------  -------------  -----------------------------------------
Expenses:
   Mortality and expense risk fee                  7            2              1               4             1            -
   Administrative fee                              1            -              -               1             -            -
                                        --------------------------  -------------  -----------------------------------------
                                                   8            2              1               5             1            -
                                        --------------------------  -------------  -----------------------------------------

Net investment income (loss)                      (5)          14             (1)             (5)           (1)           -
                                        --------------------------  -------------  -----------------------------------------


Net realized gain (loss)
   on investments                                  1            -              2               -             -            -

Net change in unrealized
   gain (loss) on investments                    208          (31)           (41)            (42)           11            1

Net realized and change in
   unrealized gain (loss) on
                                        --------------------------  -------------  -----------------------------------------
   investments                                   209          (31)           (39)            (42)           11            1
                                        --------------------------  -------------  -----------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations          $          204          (17)           (40)            (47)           10            1
                                        ==========================  =============  =========================================



Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
---------------------------------------------------------------------------------------------


                                                               Kemper
                                        -----------------------------------------------------
                                           Dreman      Small Cap    Small Cap    Government
                                        High Return     Growth        Value      Securities


Investment income:
   dividend distributions                          -             -            -            2
   capital gain distributions                      -            24           12            -
                                        -----------------------------------------------------
                                                   -            24           12            2
                                        -----------------------------------------------------
Expenses:
   Mortality and expense risk fee                  -             1            3            -
   Administrative fee                              -             -            -            -
                                        -----------------------------------------------------
                                                   -             1            3            -
                                        -----------------------------------------------------

Net investment income (loss)                       -            23            9            2
                                        -----------------------------------------------------


Net realized gain (loss)
   on investments                                  -           (21)           -            -

Net change in unrealized
   gain (loss) on investments                      -             9          (43)          (1)

Net realized and change in
   unrealized gain (loss) on
                                        -----------------------------------------------------
   investments                                     -           (12)         (43)          (1)
                                        -----------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                       -            11          (34)           1
                                        =====================================================




See accompanying notes to financial statements.                      (Continued)


                                       8


Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                                        MFS
                                        ---------------------------------------------------------------------------------------
                                            Bond        Research     Growth with     Emerging       Emerging        High
                                                                        Income        Growth        Markets        Income
                                                                                                     Equity

Investment income:
   dividend distributions             $             -             1              -             -              -            16
   capital gain distributions                       -            19              -             9              -             6
                                        ---------------------------------------------------------------------------------------
                                                    -            20              -             9              -            22
                                        ---------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                   -             5              6             6              1             2
   Administrative fee                               -             1              1             1              -             -
                                        ---------------------------------------------------------------------------------------
                                                    -             6              7             7              1             2
                                        ---------------------------------------------------------------------------------------

Net investment income (loss)                        -            14             (7)            2             (1)           20
                                        ---------------------------------------------------------------------------------------


Net realized gain (loss)
   on investments                                   -            (1)             1             -              6             -

Net change in unrealized
   gain (loss) on investments                       -            61             97           113            (81)          (17)

Net realized and change in
   unrealized gain (loss) on
                                        ---------------------------------------------------------------------------------------
   investments                                      -            60             98           113            (75)          (17)
                                        ---------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations          $             -            74             91           115            (76)            3
                                        =======================================================================================



Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------



                                      ---------------
                                          World
                                       Governments


Investment income:
   dividend distributions                          -
   capital gain distributions                      -
                                      ---------------
                                                   -
                                      ---------------
Expenses:
   Mortality and expense risk fee                  -
   Administrative fee                              -
                                      ---------------
                                                   -
                                      ---------------

Net investment income (loss)                       -
                                      ---------------


Net realized gain (loss)
   on investments                                  -

Net change in unrealized
   gain (loss) on investments                      -

Net realized and change in
   unrealized gain (loss) on
                                      ---------------
   investments                                     -
                                      ---------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                       -
                                      ===============




See accompanying notes to financial statements.


                                       9

Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------------------------------------------------------


                                                                            Oppenheimer
                                        ------------------------------------------------------------------------  --------------
                                           Growth       Growth &         High          Bond        Strategic       Growth and
                                                         Income         Income                        Bond           Income


Investment income:
   dividend distributions             $             1             2              4             5              3             31
   capital gain distributions                       7            39              4             5              2            199
                                        ------------------------------------------------------------------------  --------------
                                                    8            41              8            10              5            230
                                        ------------------------------------------------------------------------  --------------
Expenses:
   Mortality and expense risk fee                   1             5              1             3              1             13
   Administrative fee                               -             1              -             1              -              2
                                        ------------------------------------------------------------------------  --------------
                                                    1             6              1             4              1             15
                                        ------------------------------------------------------------------------  --------------

Net investment income (loss)                        7            35              7             6              4            215
                                        ------------------------------------------------------------------------  --------------


Net realized gain (loss)
   on investments                                   -             4              -             -              -             (5)

Net change in unrealized
   gain (loss) on investments                      14             6             (3)           14             (2)          (143)

Net realized and change in
   unrealized gain (loss) on
                                        ------------------------------------------------------------------------  --------------
   investments                                     14            10             (3)           14             (2)          (148)
                                        ------------------------------------------------------------------------  --------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations          $            21            45              4            20              2             67
                                        ========================================================================  ==============




Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------------


                                                     Putnam
                                      -----------------------------------------------------
                                         New         Vista     International  International
                                        Value                     Growth           New
                                                                              Opportunities

Investment income:
   dividend distributions                       -            -            -              -
   capital gain distributions                   1            -            -              -
                                      -----------------------------------------------------
                                                1            -            -              -
                                      -----------------------------------------------------
Expenses:
   Mortality and expense risk fee               1            1            6              1
   Administrative fee                           -            -            1              -
                                      -----------------------------------------------------
                                                1            1            7              1
                                      -----------------------------------------------------

Net investment income (loss)                    -           (1)          (7)            (1)
                                      -----------------------------------------------------


Net realized gain (loss)
   on investments                               -            -           43             19

Net change in unrealized
   gain (loss) on investments                  (5)          37           49              5

Net realized and change in
   unrealized gain (loss) on
                                      -----------------------------------------------------
   investments                                 (5)          37           92             24
                                      -----------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                   (5)          36           85             23
                                      =====================================================




See accompanying notes to financial statements.                      (Continued)


                                       10


Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------------


                                                           Templeton                                                   Fidelity
                                          --------------------------------------------  --------------------------------------------
                                          International   Developing       Mutual          Growth       Contrafund      Growth
                                                            Markets        Shares                                    Opportunities
                                                                        Investments

Investment income:
   dividend distributions               $              -             -              -               -              -             -
   capital gain distributions                          -             -              -               -              -             -
                                          --------------------------------------------  --------------------------------------------
                                                       -             -              -               -              -             -
                                          --------------------------------------------  --------------------------------------------
Expenses:
   Mortality and expense risk fee                      -             -              -               -              -             -
   Administrative fee                                  -             -              -               -              -             -
                                          --------------------------------------------  --------------------------------------------
                                                       -             -              -               -              -             -
                                          --------------------------------------------  --------------------------------------------

Net investment income (loss)                           -             -              -               -              -             -
                                          --------------------------------------------  --------------------------------------------


Net realized gain (loss)
   on investments                                      7            (3)             -               -              -             -

Net change in unrealized
   gain (loss) on investments                          3            (2)            (4)              3              1             1

Net realized and change in
   unrealized gain (loss) on
                                          --------------------------------------------  --------------------------------------------
   investments                                        10            (5)            (4)              3              1             1
                                          --------------------------------------------  --------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations            $             10            (5)            (4)              3              1             1
                                          ============================================  ============================================


Cova Variable Annuity Account One

Statement of Operations

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------


                                                                          Total
                                        ----------------------------  ---------------
                                          Growth &       Equity-
                                           Income        Income


Investment income:
   dividend distributions                           -             -           10,050
   capital gain distributions                       -             -           33,646
                                        ----------------------------  ---------------
                                                    -             -           43,696
                                        ----------------------------  ---------------
Expenses:
   Mortality and expense risk fee                   1             -            7,642
   Administrative fee                               -             -              920
                                        ----------------------------  ---------------
                                                    1             -            8,562
                                        ----------------------------  ---------------

Net investment income (loss)                       (1)            -           35,134
                                        ----------------------------  ---------------


Net realized gain (loss)
   on investments                                   -             -            7,277

Net change in unrealized
   gain (loss) on investments                      14             1           65,146

Net realized and change in
   unrealized gain (loss) on
                                        ----------------------------  ---------------
   investments                                     14             1           72,423
                                        ----------------------------  ---------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations                       13             1          107,557
                                        ============================  ===============




See accompanying notes to financial statements.


                                       11


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                     Cova Series Trust
                                       --------------------------------------------------------------------------------------
                                          Quality         Money         High          Stock      VKAC Growth       Bond
                                           Income        Market         Yield         Index       and Income     Debenture


From operations:
   Net investment income (loss)      $          2,032           361         1,137        15,637          5,643         2,671
   Net realized gain (loss) on
      investments                                 283             -           163         4,197            935            36
   Net change in unrealized gain
      (loss) on investments                      (756)            -            62        (5,848)            56           121
Net increase (decrease) in
   contract owners' equity
                                       --------------------------------------------------------------------------------------
   resulting from operations                    1,559           361         1,362        13,986          6,634         2,828
                                       --------------------------------------------------------------------------------------

From account unit transactions:
   Contributions by Cova                            -             -             -             -              -             -
   Redemptions by Cova                              -             -             -             -              -             -
   Proceeds from units of the
      account sold                                  9            (9)            9            33             22        11,209
   Payments for units of the
      account redeemed                         (4,823)       (2,716)       (1,982)       (9,798)        (1,682)       (1,350)
   Account transfers, net                      (1,243)       (3,772)         (144)         (360)         1,533        19,618
Net increase (decrease) in
   contract owners' equity from
                                       --------------------------------------------------------------------------------------
   account unit transactions                   (6,057)       (6,497)       (2,117)      (10,125)          (127)       29,477
                                       --------------------------------------------------------------------------------------

Net increase (decrease)                        (4,498)       (6,136)         (755)        3,861          6,507        32,305
Contract owners' equity, beginning             49,103        21,610        33,261        88,637         46,147        50,820
                                       ======================================================================================
Contract owners' equity, ending      $         44,605        15,474        32,506        92,498         52,654        83,125
                                       ======================================================================================



Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------



                                   --------------------------------------------
                                     Developing     Large Cap      Mid-Cap
                                       Growth       Research        Value


From operations:
   Net investment income (loss)               (24)           (7)           (22)
   Net realized gain (loss) on
      investments                               -             6              1
   Net change in unrealized gain
      (loss) on investments                   157           353            231
Net increase (decrease) in
   contract owners' equity
                                   --------------------------------------------
   resulting from operations                  133           352            210
                                   --------------------------------------------

From account unit transactions:
   Contributions by Cova                        -             -              -
   Redemptions by Cova                       (112)         (101)          (107)
   Proceeds from units of the
      account sold                          3,582         2,552          4,114
   Payments for units of the
      account redeemed                        (47)         (114)          (123)
   Account transfers, net                   2,815         1,366          2,785
Net increase (decrease) in
   contract owners' equity from
                                   --------------------------------------------
   account unit transactions                6,238         3,703          6,669
                                   --------------------------------------------

Net increase (decrease)                     6,371         4,055          6,879
Contract owners' equity, beginning          1,565         1,233          2,035
                                   ============================================
Contract owners' equity, ending             7,936         5,288          8,914
                                   ============================================





See accompanying notes to financial statements.


                                       12


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------


                                                                                                     Cova Series Trust
                                       ---------------------------------------------------------------------------------------
                                          Quality       Small Cap     Large Cap      Select     International    Balanced
                                            Bond          Stock         Stock        Equity         Equity


From operations:
   Net investment income (loss)      $            417         1,840           281         7,796            929             8
   Net realized gain (loss) on
      investments                                  11           173             -           167            251             -
   Net change in unrealized gain
      (loss) on investments                       214           (54)        5,117         5,456          8,173            30
Net increase (decrease) in
   contract owners' equity
                                       ---------------------------------------------------------------------------------------
   resulting from operations                      642         1,959         5,398        13,419          9,353            38
                                       ---------------------------------------------------------------------------------------

From account unit transactions:
   Contributions by Cova                            -             -             -             -              -             -
   Redemptions by Cova                              -             -             -             -              -             -
   Proceeds from units of the
      account sold                              3,652         5,008         9,123        11,572          4,332           499
   Payments for units of the
      account redeemed                           (634)       (1,128)         (519)       (1,888)        (1,359)           (2)
   Account transfers, net                       5,609        10,221        10,420        21,829         11,221           462
Net increase (decrease) in
   contract owners' equity from
                                       ---------------------------------------------------------------------------------------
   account unit transactions                    8,627        14,101        19,024        31,513         14,194           959
                                       ---------------------------------------------------------------------------------------

Net increase (decrease)                         9,269        16,060        24,422        44,932         23,547           997
Contract owners' equity, beginning             15,986        53,169        21,989        97,063         62,371           401
                                       =======================================================================================
Contract owners' equity, ending      $         25,255        69,229        46,411       141,995         85,918         1,398
                                       =======================================================================================


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-----------------------------------------------------------------------------



                                   ------------------------------------------
                                      Small        Equity        Growth &
                                   Cap Equity      Income         Income
                                                                  Equity

From operations:
   Net investment income (loss)              10             5             (9)
   Net realized gain (loss) on
      investments                             -             1              3
   Net change in unrealized gain
      (loss) on investments                  (4)           53            190
Net increase (decrease) in
   contract owners' equity
                                   ------------------------------------------
   resulting from operations                  6            59            184
                                   ------------------------------------------

From account unit transactions:
   Contributions by Cova                      -             -              -
   Redemptions by Cova                        -             -              -
   Proceeds from units of the
      account sold                          244           675          1,572
   Payments for units of the
      account redeemed                        1            (3)           (14)
   Account transfers, net                   180           408          1,230
Net increase (decrease) in
   contract owners' equity from
                                   ------------------------------------------
   account unit transactions                425         1,080          2,788
                                   ------------------------------------------

Net increase (decrease)                     431         1,139          2,972
Contract owners' equity, beginning          272           557          1,309
                                   ==========================================
Contract owners' equity, ending             703         1,696          4,281
                                   ==========================================





See accompanying notes to financial statements.


                                       13


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------------------------------------------------------------


                                            Fund            GACC                                Russell
                                       ---------------  --------------  ---------------------------------------------------------
                                         Growth and         Money        Multi-Style    Aggressive      Non-US         Core
                                           Income          Market           Equity        Equity                       Bond


From operations:
   Net investment income (loss)      $         (3,881)            (61)              14            20             -            26
   Net realized gain (loss) on
      investments                                 761             158                1             1             3            (1)
   Net change in unrealized gain
      (loss) on investments                    50,106              84              797            (7)           63            93
Net increase (decrease) in
   contract owners' equity
                                       ---------------  --------------  ---------------------------------------------------------
   resulting from operations                   46,986             181              812            14            66           118
                                       ---------------  --------------  ---------------------------------------------------------

From account unit transactions:
   Contributions by Cova                            -               -                -             -             -             -
   Redemptions by Cova                              -               -                -             -             -             -
   Proceeds from units of the
      account sold                             32,329          28,886           12,150         2,443         4,426         6,921
   Payments for units of the
      account redeemed                        (18,304)         (1,077)              (8)           (2)           (5)          (16)
   Account transfers, net                      61,253         (20,780)           2,215           359           736         1,717
Net increase (decrease) in
   contract owners' equity from
                                       ---------------  --------------  ---------------------------------------------------------
   account unit transactions                   75,278           7,029           14,357         2,800         5,157         8,622
                                       ---------------  --------------  ---------------------------------------------------------

Net increase (decrease)                       122,264           7,210           15,169         2,814         5,223         8,740
Contract owners' equity, beginning            487,500           3,318                -             -             -             -
                                       ===============  ==============  =========================================================
Contract owners' equity, ending      $        609,764          10,528           15,169         2,814         5,223         8,740
                                       ===============  ==============  =========================================================


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
------------------------------------------------------------------------------


                                                      AIM
                                   -------------------------------------------
                                       Value        Capital    International
                                                 Appreciation      Equity


From operations:
   Net investment income (loss)               (8)           (3)            (6)
   Net realized gain (loss) on
      investments                              2            (1)            73
   Net change in unrealized gain
      (loss) on investments                  162            30             34
Net increase (decrease) in
   contract owners' equity
                                   -------------------------------------------
   resulting from operations                 156            26            101
                                   -------------------------------------------

From account unit transactions:
   Contributions by Cova                       -             -              -
   Redemptions by Cova                         -             -              -
   Proceeds from units of the
      account sold                         1,630           857          1,255
   Payments for units of the
      account redeemed                      (170)          (75)             4
   Account transfers, net                  1,124           255            376
Net increase (decrease) in
   contract owners' equity from
                                   -------------------------------------------
   account unit transactions               2,584         1,037          1,635
                                   -------------------------------------------

Net increase (decrease)                    2,740         1,063          1,736
Contract owners' equity, beginning             -             -              -
                                   ===========================================
Contract owners' equity, ending            2,740         1,063          1,736
                                   ===========================================





See accompanying notes to financial statements.

                                       14


      Cova Variable Annuity Account One

      Statement of Changes in Contract Owners' Equity

      For the six months ended or from commencement of operations through June 30, 1998

      (In thousands of dollars)

      Unaudited
---------------------------------------------------------------------------------------------------------------------------------


                                                    Alliance              Liberty                          Goldman Sachs
                                            --------------------------  -------------   ---------------------------------------
                                              Premier    Real Estate      Newport        Growth and  International   Global
                                               Growth     Investment       Tiger           Income       Equity       Income


      From operations:
        Net investment income (loss)      $           (5)          14             (1)             (5)          (1)           -
        Net realized gain (loss) on
           investments                                 1            -              2               -            -            -
        Net change in unrealized gain
           (loss) on investments                     208          (31)           (41)            (42)          11            1
      Net increase (decrease) in
        contract owners' equity
                                            --------------------------  -------------   ---------------------------------------
        resulting from operations                    204          (17)           (40)            (47)          10            1
                                            --------------------------  -------------   ---------------------------------------

      From account unit transactions:
        Contributions by Cova                          -            -              -               -            -            -
        Redemptions by Cova                            -            -              -               -            -            -
        Proceeds from units of the
           account sold                            2,288          613             90           1,429          299           97
        Payments for units of the
           account redeemed                           (5)          (2)             1               -           (1)           -
        Account transfers, net                       738          256             80             738          109           40
      Net increase (decrease) in
        contract owners' equity from
                                            --------------------------  -------------   ---------------------------------------
        account unit transactions                  3,021          867            171           2,167          407          137
                                            --------------------------  -------------   ---------------------------------------

      Net increase (decrease)                      3,225          850            131           2,120          417          138
      Contract owners' equity, beginning               -            -              -               -            -            -
                                            ==========================  =============   =======================================
      Contract owners' equity, ending     $        3,225          850            131           2,120          417          138
                                            ==========================  =============   =======================================


      Cova Variable Annuity Account One

      Statement of Changes in Contract Owners' Equity

      For the six months ended or from commencement of operations through June 30, 1998

      (In thousands of dollars)

      Unaudited
-----------------------------------------------------------------------------------------------


                                                                 Kemper
                                          -----------------------------------------------------
                                             Dreman     Small Cap    Small Cap    Government
                                          High Return     Growth       Value      Securities


      From operations:
        Net investment income (loss)                 -           23            9             2
        Net realized gain (loss) on
           investments                               -          (21)           -             -
        Net change in unrealized gain
           (loss) on investments                     -            9          (43)           (1)
      Net increase (decrease) in
        contract owners' equity
                                          -----------------------------------------------------
        resulting from operations                    -           11          (34)            1
                                          -----------------------------------------------------

      From account unit transactions:
        Contributions by Cova                        -            -            -             -
        Redemptions by Cova                          -            -            -             -
        Proceeds from units of the
           account sold                              -          265          648            59
        Payments for units of the
           account redeemed                          -            7           (1)            -
        Account transfers, net                       -           85          386            36
      Net increase (decrease) in
        contract owners' equity from
                                          -----------------------------------------------------
        account unit transactions                    -          357        1,033            95
                                          -----------------------------------------------------

      Net increase (decrease)                        -          368          999            96
      Contract owners' equity, beginning             -            -            -             -
                                          =====================================================
      Contract owners' equity, ending                -          368          999            96
                                          =====================================================





(See accompanying notes to financial statements.


                                       15


     Cova Variable Annuity Account One

     Statement of Changes in Contract Owners' Equity

     For the six months ended or from commencement of operations through June 30, 1998

     (In thousands of dollars)

     Unaudited
---------------------------------------------------------------------------------------------------------------------------------


                                                                                           MFS
                                           --------------------------------------------------------------------------------------
                                               Bond        Research     Growth with     Emerging      Emerging         High
                                                                           Income        Growth        Markets        Income
                                                                                                       Equity

     From operations:
       Net investment income (loss)      $             -            14             (7)            2            (1)            20
       Net realized gain (loss) on
         investments                                   -            (1)             1             -             6              -
       Net change in unrealized gain
         (loss) on investments                         -            61             97           113           (81)           (17)
     Net increase (decrease) in
       contract owners' equity
                                           --------------------------------------------------------------------------------------
       resulting from operations                       -            74             91           115           (76)             3
                                           --------------------------------------------------------------------------------------

     From account unit transactions:
       Contributions by Cova                           -             -              -             -             -              -
       Redemptions by Cova                             -             -              -             -             -              -
       Proceeds from units of the
         account sold                                  -         1,547          1,839         2,136           370            552
       Payments for units of the
         account redeemed                              -           (75)            (6)           (6)           (1)            (5)
       Account transfers, net                          -           608            904           471           187            158
     Net increase (decrease) in
       contract owners' equity from
                                           --------------------------------------------------------------------------------------
       account unit transactions                       -         2,080          2,737         2,601           556            705
                                           --------------------------------------------------------------------------------------

     Net increase (decrease)                           -         2,154          2,828         2,716           480            708
     Contract owners' equity, beginning                -             -              -             -             -              -
                                           ======================================================================================
     Contract owners' equity, ending     $             -         2,154          2,828         2,716           480            708
                                           ======================================================================================


     Cova Variable Annuity Account One

     Statement of Changes in Contract Owners' Equity

     For the six months ended or from commencement of operations through June 30, 1998

     (In thousands of dollars)

     Unaudited
-------------------------------------------------------



                                         --------------
                                             World
                                          Governments


     From operations:
       Net investment income (loss)                  -
       Net realized gain (loss) on
         investments                                 -
       Net change in unrealized gain
         (loss) on investments                       -
     Net increase (decrease) in
       contract owners' equity
                                         --------------
       resulting from operations                     -
                                         --------------

     From account unit transactions:
       Contributions by Cova                         -
       Redemptions by Cova                           -
       Proceeds from units of the
         account sold                                1
       Payments for units of the
         account redeemed                            -
       Account transfers, net                        9
     Net increase (decrease) in
       contract owners' equity from
                                         --------------
       account unit transactions                    10
                                         --------------

     Net increase (decrease)                        10
     Contract owners' equity, beginning              -
                                         ==============
     Contract owners' equity, ending                10
                                         ==============





(See accompanying notes to financial statements.


                                  16


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                                            Oppenheimer
                                       ------------------------------------------------------------------------  --------------
                                           Growth       Growth &        High          Bond        Strategic       Growth and
                                                         Income        Income                        Bond           Income


From operations:
   Net investment income (loss)      $              7            35             7             6              4            215
   Net realized gain (loss) on
      investments                                   -             4             -             -              -             (5)
   Net change in unrealized gain
      (loss) on investments                        14             6            (3)           14             (2)          (143)
Net increase (decrease) in
   contract owners' equity
                                       ------------------------------------------------------------------------  --------------
   resulting from operations                       21            45             4            20              2             67
                                       ------------------------------------------------------------------------  --------------

From account unit transactions:
   Contributions by Cova                            -             -             -             -              -              -
   Redemptions by Cova                              -             -             -             -              -              -
   Proceeds from units of the
      account sold                                419         1,144           166         1,207            295          4,185
   Payments for units of the
      account redeemed                              -           (18)           (1)          (11)             -            (12)
   Account transfers, net                          69           614           177           355            144          1,565
Net increase (decrease) in
   contract owners' equity from
                                       ------------------------------------------------------------------------  --------------
   account unit transactions                      488         1,740           342         1,551            439          5,738
                                       ------------------------------------------------------------------------  --------------

Net increase (decrease)                           509         1,785           346         1,571            441          5,805
Contract owners' equity, beginning                  -             -             -             -              -              -
                                       ========================================================================  ==============
Contract owners' equity, ending      $            509         1,785           346         1,571            441          5,805
                                       ========================================================================  ==============


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------


                                                Putnam
                                   --------------------------------------------------
                                    New         Vista     International International
                                   Value                     Growth         New
                                                                       Opportunities

From operations:
   Net investment income (loss)            -           (1)          (7)           (1)
   Net realized gain (loss) on
      investments                          -            -           43            19
   Net change in unrealized gain
      (loss) on investments               (5)          37           49             5
Net increase (decrease) in
   contract owners' equity
                                   --------------------------------------------------
   resulting from operations              (5)          36           85            23
                                   --------------------------------------------------

From account unit transactions:
   Contributions by Cova                   -            -            -             -
   Redemptions by Cova                     -            -            -             -
   Proceeds from units of the
      account sold                       116          610        1,932           247
   Payments for units of the
      account redeemed                     -           (1)          (3)           (4)
   Account transfers, net                166          137          770            41
Net increase (decrease) in
   contract owners' equity from
                                   --------------------------------------------------
   account unit transactions             282          746        2,699           284
                                   --------------------------------------------------

Net increase (decrease)                  277          782        2,784           307
Contract owners' equity, beginning         -            -            -             -
                                   ==================================================
Contract owners' equity, ending          277          782        2,784           307
                                   ==================================================





See accompanying notes to financial statements.


                                       17


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
-------------------------------------------------------------------------------------------------------------------------------


                                                        Templeton                                                  Fidelity
                                       -------------------------------------------  -------------------------------------------
                                       International   Developing      Mutual           Growth      Contrafund      Growth
                                                         Markets       Shares                                    Opportunities
                                                                     Investments

From operations:
   Net investment income (loss)      $              -             -             -                -             -             -
   Net realized gain (loss) on
      investments                                   7            (3)            -                -             -             -
   Net change in unrealized gain
      (loss) on investments                         3            (2)           (4)               3             1             1
Net increase (decrease) in
   contract owners' equity
                                       -------------------------------------------  -------------------------------------------
   resulting from operations                       10            (5)           (4)               3             1             1
                                       -------------------------------------------  -------------------------------------------

From account unit transactions:
   Contributions by Cova                            -             -             -                -             -             -
   Redemptions by Cova                              -             -             -                -             -             -
   Proceeds from units of the
      account sold                                186            72           299               38            21            38
   Payments for units of the
      account redeemed                              -             -             -                -             -             -
   Account transfers, net                           6             8            23                1             3             -
Net increase (decrease) in
   contract owners' equity from
                                       -------------------------------------------  -------------------------------------------
   account unit transactions                      192            80           322               39            24            38
                                       -------------------------------------------  -------------------------------------------

Net increase (decrease)                           202            75           318               42            25            39
Contract owners' equity, beginning                  -             -             -                -             -             -
                                       ===========================================  ===========================================
Contract owners' equity, ending      $            202            75           318               42            25            39
                                       ===========================================  ===========================================


Cova Variable Annuity Account One

Statement of Changes in Contract Owners' Equity

For the six months ended or from commencement of operations through June 30, 1998

(In thousands of dollars)

Unaudited
--------------------------------------------------------------------------------


                                                                      Total
                                   -----------------------------  --------------
                                     Growth &       Equity-
                                      Income         Income


From operations:
   Net investment income (loss)               (1)             -          35,134
   Net realized gain (loss) on
      investments                              -              -           7,277
   Net change in unrealized gain
      (loss) on investments                   14              1          65,146
Net increase (decrease) in
   contract owners' equity
                                   -----------------------------  --------------
   resulting from operations                  13              1         107,557
                                   -----------------------------  --------------

From account unit transactions:
   Contributions by Cova                       -              -               -
   Redemptions by Cova                         -              -            (320)
   Proceeds from units of the
      account sold                           159             37         172,499
   Payments for units of the
      account redeemed                         -             (1)        (47,979)
   Account transfers, net                    254              -         140,571
Net increase (decrease) in
   contract owners' equity from
                                   -----------------------------  --------------
   account unit transactions                 413             36         264,771
                                   -----------------------------  --------------

Net increase (decrease)                      426             37         372,328
Contract owners' equity, beginning             -              -       1,038,346
                                   =============================  ==============
Contract owners' equity, ending              426             37       1,410,674
                                   =============================  ==============





See accompanying notes to financial statements.

                                       18


Cova Variable Annuity Account One

Notes to Financial Statements

June 30, 1998

Unaudited
--------------------------------------------------------------------------------

(1)  Organization

     Cova Variable Annuity Account One (the Separate Account) is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company (Cova). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

     The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust (Trust), Lord Abbett Series Fund, Inc. (Fund), General American Capital Company (GACC), Russell Insurance Funds (Russell), AIM Variable Insurance Funds, Inc. (AIM), Alliance Variable Products Series Fund, Inc. (Alliance) , Liberty Variable Investment Trust (Liberty), Goldman Sachs Variable Insurance Trust (Goldman Sachs), Investors Fund Series (Kemper), MFS Variable Insurance Trust (MFS), Oppenheimer Variable Account Funds (Oppenheimer), Putnam Variable Trust (Putnam), Templeton Variable Products Series Fund (Templeton), or Variable Insurance Product Fund, Fund II and Fund III (Fidelity). These entities are all diversified, open-end, management investment companies which are intended to meet differing investment objectives. Not all sub- accounts of the Separate Account are available for investment depending upon the nature and specific terms of the variable annuity contracts offered for sale by Cova.

     The Separate Account sub-accounts that commenced operations during the six months ending June 30, 1998 are as follows:

            Russell Multi-Style Equity         1/2/98                   MFS High Income                            1/2/98
            Russell Aggressive Equity          1/2/98                   MFS World Governments                      1/2/98
            Russell Non-US                     1/2/98                   Oppenheimer Growth                         1/2/98
            Russell Core Bond                  1/2/98                   Oppenheimer Growth & Income                1/2/98
            AIM Value                          1/2/98                   Oppenheimer High Income                    1/2/98
            AIM Capital Appreciation           1/2/98                   Oppenheimer Bond                           1/2/98
            AIM International Equity           1/2/98                   Oppenheimer Strategic Bond                 1/2/98
            Alliance Premier Growth            1/2/98                   Putnam Growth and Income                   1/2/98
            Alliance Real Estate Investment    1/2/98                   Putnam New Value                           1/2/98
            Liberty Newport Tiger              1/2/98                   Putnam Vista                               1/2/98
            Goldman Sachs Growth and Income    1/29/98                  Putnam International Growth                1/2/98
            Goldman Sachs International        1/29/98                  Putnam International New
            Goldman Sachs Global Income        1/29/98                     Opportunities                           1/2/98
            Kemper Dreman High Return          5/15/98                  Templeton International                    5/1/98
            Kemper Small Cap Growth            1/2/98                   Templeton Developing Markets               5/1/98
            Kemper Small Cap Value             1/2/98                   Templeton Mutual Shares                    5/1/98
            Kemper Government Securities       1/2/98                      Investments
            MFS Bond                           5/15/98                  Fidelity Growth Portfolio                  2/17/98
            MFS Research                       1/2/98                   Fidelity Contrafund Portfolio              2/17/98
            MFS Growth with Income             1/2/98                   Fidelity Growth Opportunities Portfolio    2/17/98
            MFS Emerging Growth                1/2/98                   Fidelity Growth & Income Portfolio         2/17/98
            MFS Foreign & Colonial Emerging                             Fidelity Equity-Income Portfolio           2/17/98
                Markets Equity                 1/2/98


                                                                     (Continued)
                                       19


(2)  Significant Accounting Policies

     (a)  Investment Valuation

          Investments in shares of the portfolios are carried in the statement of assets and liabilities at their underlying net asset value. The net asset value of each portfolio is calculated daily. Realized gains and losses are calculated using the average cost method.

     (b)  Reinvestment of Dividends

          With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in shares of the portfolio making the distribution. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

          GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends. During December, accumulated investment income and capital gains of the underlying GACC portfolios are allocated to the Separate Account by increasing the cost basis.

     (c)  Federal Income Taxes

          Operations of the Separate Account form a part of Cova, which is taxed as a Life Insurance Company under the Internal Revenue Code (Code). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to the earnings of the Separate Account.

          Under  principles  set forth in  Internal  Revenue  Ruling  81-225 and
          Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the 1983 Mortality Table. The assumed interest rate is 3%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to Cova if the reserves required are less than originally estimated. If additional reserves are required, Cova reimburses the Separate Account. The charges for the six months ending June 30, 1998 were not material.


                                                                     (Continued)
                                       20


     (3)  Contract Fees

          Once a year after the first year, a contract owner can withdraw up to 10% of the total purchase payments Cova has had for more than one year without incurring a withdrawal fee provided the account value is $5,000 or more on the day of the withdrawal. Otherwise, a withdrawal fee of 5% of the purchase payments withdrawn is charged. There is no withdrawal fee on purchase payments Cova has had for five years. Cova treats withdrawals as coming from the oldest purchase payment first for purposes of determining the withdrawal fee. If a withdrawal is for only part of the contract value, the withdrawal fee is deducted from the remaining contract value. Cova does not assess withdrawal fees on annuity payments or death benefits.

          Cova imposes an annual contract maintenance fee of $30 on all contracts with contract values less than $50,000 on the policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and fixed rate annuities to which the contract value is allocated.

          Subject to certain restrictions, a contract owner may transfer all or a part of the contract value among other sub- accounts of the Separate Account and Cova's fixed rate annuities. Cova deducts a transfer fee of $25 or 2% of the amount transferred, whichever is less, after twelve transfers have been made during a contract year. Any transfer made as part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program, or an Approved Asset Allocation Program is not counted in determining the transfer fee.

          During the six months ending June 30, 1998, withdrawal and account transfer charges of approximately $224 thousand and contract maintenance fees of approximately $224 thousand were deducted from the contract values in the Separate Account.

          Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the Separate Account's net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner.

          In addition, the Separate Account bears certain administrative expenses, which are equivalent to an annual rate of 0.15% of the
          Separate Account's net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

          Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin, or upon withdrawal if Cova is not able to obtain a refund. Cova reserves the right to deduct premium taxes when incurred.




                                       21



COVA VARIABLE ANNUITY
ACCOUNT ONE

Financial Statements

December 31, 1997

(With Independent Auditors' Report Thereon)



                          Independent Auditors' Report


The Contract Owners of Cova Variable
Annuity Account One, Board of Directors
and Shareholder of
Cova Financial Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, Money Market, High Yield, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity, Balanced Portfolio, Small Cap Equity, Equity Income, and Growth and Income Equity sub-accounts (investment options within the Cova Series Trust) and the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.) and the Money Market sub-account (investment option within the General American Capital Company) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1997, the results of its operations for the year or period then ended, the changes in its contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, in conformity with generally accepted accounting principles.



Chicago, Illinois
February 20, 1998







COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities

December 31, 1997

(In thousands of dollars)

----------------------------------------------------------------------------------------------------------------------------
                                                    Assets
----------------------------------------------------------------------------------------------------------------------------

Investments:
   Cova Series Trust:
      Quality Income Portfolio - 4,505,192 shares at a net asset value of $10.90 per share
        (cost $47,803)                                                                                         $     49,105
      Money Market Portfolio - 21,610,549 shares at a net asset value of $1.00 per share
        (cost $21,611)                                                                                               21,611
      High Yield Portfolio - 3,051,753 shares at a net asset value of $10.90 per share
        (cost $32,420)                                                                                               33,262
      Stock Index Portfolio - 4,206,886 shares at a net asset value of $21.07 per share
        (cost $63,640)                                                                                               88,640
      Growth and Income Portfolio - 2,706,448 shares at a net asset value of $17.05 per share
        (cost $35,262)                                                                                               46,149
      Bond Debenture Portfolio - 4,195,836 shares at a net asset value of $12.11 per share
        (cost $48,864)                                                                                               50,822
      Developing Growth Portfolio -148,362 shares at a net asset value of $10.55 per share
        (cost $1,558)                                                                                                 1,565
      Large Cap Research Portfolio -124,489 shares at a net asset value of $9.91 per share
        (cost $1,227)                                                                                                 1,233
      Mid-Cap Value Portfolio - 194,149 shares at a net asset value of $10.48 per share
        (cost $1,995)                                                                                                 2,035
      Quality Bond Portfolio - 1,536,461 shares at a net asset value of $10.40 per share
        (cost $15,801)                                                                                               15,987
      Small Cap Stock Portfolio - 4,057,416 shares at a net asset value of $13.10 per share
        (cost $46,648)                                                                                               53,171
      Large Cap Stock Portfolio - 1,588,261 shares at a net asset value of $13.85 per share
        (cost $19,135)                                                                                               21,990
      Select Equity Portfolio - 6,950,455 shares at a net asset value of $13.97 per share
        (cost $83,547)                                                                                               97,067
      International Equity Portfolio - 5,437,189 shares at a net asset value of $11.47 per share
        (cost $61,064)                                                                                               62,373
      Balanced Portfolio - 38,606 shares at a net asset value of $10.39 per share
        (cost $401)                                                                                                     401
      Small Cap Equity Portfolio - 26,146 shares at a net asset value of $10.42 per share
        (cost $277)                                                                                                     272
      Equity Income Portfolio - 50,388 shares at a net asset value of $11.05 per share
         (cost $536)                                                                                                    557
      Growth and Income Equity Portfolio - 122,207 shares at a net asset value of $10.71 per share
        (cost $1,291)                                                                                                 1,309
   Lord Abbett Series Fund, Inc. Growth and Income Portfolio - 24,988,059 shares
      at a net asset value of $19.51 per share (cost $399,658)                                                      487,519
   General American Capital Company Money Market Portfolio - 182,049 shares
      at a net asset value of $18.23 per share (cost $3,272)                                                          3,318
----------------------------------------------------------------------------------------------------------------------------

Total assets                                                                                                   $  1,038,386
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.




COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities

December 31, 1997

(In thousands of dollars)

----------------------------------------------------------------------------------------------------------------------------

                                                 LIABILITIES

----------------------------------------------------------------------------------------------------------------------------

Liabilities:

   Trust Quality Income                                                                                        $          2
   Trust Money Market                                                                                                     1
   Trust High Yield                                                                                                       1
   Trust Stock Index                                                                                                      3
   Trust Growth and Income                                                                                                2
   Trust Bond Debenture                                                                                                   2
   Trust Quality Bond                                                                                                     1
   Trust Small Cap Stock                                                                                                  2
   Trust Large Cap Stock                                                                                                  1
   Trust Select Equity                                                                                                    4
   Trust International Equity                                                                                             2
   Fund Growth and Income                                                                                                19
----------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                                                        40

----------------------------------------------------------------------------------------------------------------------------

Contract owners' equity:
   Accumulation phase:

      Trust Quality Income - 2,931,053 accumulation units at $16.716329 per unit                                     48,997
      Trust Money Market - 1,742,444 accumulation units at $12.375226 per unit                                       21,563
      Trust High Yield - 1,409,290 accumulation units at $23.571992 per unit                                         33,220
      Trust Stock Index - 3,547,220 accumulation units at $24.963514 per unit                                        88,552
      Trust Growth and Income - 2,198,250 accumulation units at $20.978325 per unit                                  46,115
      Trust Bond Debenture - 3,945,097 accumulation units at $12.881792 per unit                                     50,820
      Trust Developing Growth - 148,658 accumulation units at $10.527554 per unit                                     1,565
      Trust Large Cap Research - 124,559 accumulation units at $9.899560 per unit                                     1,233
      Trust Mid-Cap Value - 194,386 accumulation units at $10.467957 per unit                                         2,035
      Trust Quality Bond - 1,433,081 accumulation units at $11.155126 per unit                                       15,986
      Trust Small Cap Stock - 3,940,243 accumulation units at $13.491466 per unit                                    53,159
      Trust Large Cap Stock - 1,473,929 accumulation units at $14.889462 per unit                                    21,946
      Trust Select Equity - 6,903,606 accumulation units at $14.053502 per unit                                      97,020
      Trust International Equity - 5,440,592 accumulation units at $11.462435 per unit                               62,362
      Trust Balanced - 38,079 accumulation units at $10.531920 per unit                                                 401
      Trust Small Cap Equity - 26,148 accumulation units at $10.418047 per unit                                         272
      Trust Equity Income - 49,725 accumulation units at $11.194166 per unit                                            557
      Trust Growth and Income Equity - 121,673 accumulation units at $10.756082 per unit                              1,309
      Fund Growth and Income - 15,788,404 accumulation units at $30.837057 per unit                                 486,867
      GACC Money Market - 311,051 accumulation units at $10.667011 per unit                                           3,318

   Annuitization phase:

      Trust Quality Income - 8,069 annuity units at $13.173884 per unit                                                 106
      Trust Money Market - 4,562 annuity units at $10.211104 per unit                                                    47
      Trust High Yield - 2,229 annuity units at $18.576727 per unit                                                      41
      Trust Stock Index - 4,097 annuity units at $20.804263 per unit                                                     85
      Trust Growth and Income - 1,803 annuity units at $17.739841 per unit                                               32
      Trust Small Cap Stock - 773 annuity units at $12.807785 per unit                                                   10
      Trust Large Cap Stock - 3,028 annuity units at $14.134938 per unit                                                 43
      Trust Select Equity - 3,237 annuity units at $13.341341 per unit                                                   43
      Trust International Equity - 790 annuity units at $10.881576 per unit                                               9
      Fund Growth and Income - 26,046 annuity units at $24.302215 per unit                                              633
----------------------------------------------------------------------------------------------------------------------------

Total contract owners' equity                                                                                     1,038,346

----------------------------------------------------------------------------------------------------------------------------

Total liabilities and contract owners' equity                                                                  $  1,038,386
----------------------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year or period ended December 31, 1997

(In thousands of dollars)

-----------------------------------------------------------------------------------------------------------------

                                                                                                              Cova Series

                            -------------------------------------------------------------------------------------

                                                               Growth

                            Quality   Money  High    Stock     and      Bond         Developing  Large Cap Mid-Cap
                             Income  Market  Yield   Index     Income    Debenture    Growth     Research  Value
-----------------------------------------------------------------------------------------------------------------

Investment income -
   dividends and capital
     gains distributions     3,311   2,483   3,144    1,321   1,044     1,611         -           2         2
-----------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense

     risk fee                  647     564     483      992     507       301         2           1         2
   Administrative fee           78      68      58      119      61        36         -           -         -
-----------------------------------------------------------------------------------------------------------------

Total expenses                 725     632     541    1,111     568       337         2           1         2
-----------------------------------------------------------------------------------------------------------------

Net investment income        2,586   1,851   2,603      210     476     1,274        (2)          1         -
-----------------------------------------------------------------------------------------------------------------

Net realized gain (loss)
   on investments              503       -     835   15,709     906        27         -           -         -

Net change in unrealized
   gain (loss) on investments  367       -     351    4,729   6,685     1,687         7           6        40
-----------------------------------------------------------------------------------------------------------------

Net realized and change in
   unrealized gain (loss) on
   investments                 870       -   1,186   20,438   7,591     1,714         7           6        40
-----------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations 3,456   1,851   3,789   20,648   8,067     2,988         5           7        40
-----------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


----------------------------------------------------------------------------------------------------------------
                                                                                Lord Abbett
----------------------------------------------------------------------------------------------------------------
                                                                        Growth Series Fund, Inc.

         Small    Large             Interna-          Small              and    Growth         GACC
Quality   Cap     Cap     Select    tional            Cap      Equity   Income  and     Global       Money
  Bond   Stock   Stock    Equity    Equity   Balanced  Equity   Income  Equity  Income  Equity  Market   Total

----------------------------------------------------------------------------------------------------------------



  626      262    1,346      747    547       8         2       11       14    38,031     -        -     54,512
----------------------------------------------------------------------------------------------------------------



  109      386      186      704    472       1         1        2        4     4,843     8       21     10,236
   13       47       22       84     57       -         -        -        1       581     1        3      1,229
----------------------------------------------------------------------------------------------------------------

  122      433      208      788    529       1         1        2        5     5,424     9       24     11,465
----------------------------------------------------------------------------------------------------------------

  504     (171)   1,138      (41)    18       7         1        9        9    32,607    (9)     (24)    43,047
----------------------------------------------------------------------------------------------------------------


   51       46    1,668       30     15       1         -        -        1       842   (36)      55     20,653


  156    5,990    1,324   12,310    513       -        (5)      21       18    41,372    (1)      40     75,610
----------------------------------------------------------------------------------------------------------------



  207    6,036    2,992   12,340    528       1        (5)      21       19    42,214   (37)      95     96,263
----------------------------------------------------------------------------------------------------------------



  711    5,865    4,130   12,299    546       8        (4)      30       28    74,821   (46)      71    139,310
----------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Contract Owners' Equity

Year or period ended December 31, 1997

(In thousands of dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Cova SeTrust
                              -----------------------------------------------------------------------------------------------------
                                                                  Growth                                                    Small
                              Quality  Money    High     Stock     and      Bond      Developing Large Cap Mid-Cap Quality   Cap
                              Income   Market   Yield    Index    Income   Debenture   Growth    Research  Value    Bond    Stock
-----------------------------------------------------------------------------------------------------------------------------------

From operations:

   Net investment income (loss)2,586    1,851    2,603      210      476    1,274        (2)         1         -      504     (171)
   Net realized gain (loss)
     on investments              503        -      835   15,709      906       27         -          -         -       51       46
   Net change in unrealized
     gain (loss) on investments  367        -      351    4,729    6,685    1,687         7          6        40      156    5,990
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   resulting from operations   3,456    1,851    3,789   20,648    8,067    2,988         5          7        40      711    5,865
-----------------------------------------------------------------------------------------------------------------------------------

From account unit
   transactions:
     Contributions by Cova         -        -        -        -        -        -       100        100       100        -        -
     Redemptions by Cova           -        -        -        -        -        -         -          -         -   (2,144)       -
     Proceeds from units
       of the account sold       504   45,236      795    2,638    2,541    8,751       503        359       463    2,671    9,550
     Payments for units of
       the account redeemed   (9,775)  (8,119)  (2,972)  (14,588) (1,993)    (978)       (2)        (2)      (28)    (731)  (1,221)
     Account transfers, net    3,092  (48,066) (11,222)  (9,170)   5,116   32,608       959        769     1,460   10,203   24,982
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity
   from account unit
   transactions               (6,179) (10,949) (13,399)  (21,120)  5,664   40,381     1,560      1,226     1,995    9,999   33,311
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity    (2,723)  (9,098)  (9,610)    (472)  13,731   43,369     1,565      1,233     2,035   10,710   39,176
Contract owners' equity:
   Beginning of period        51,826   30,708   42,871   89,109   32,416    7,451         -          -         -    5,276   13,993
-----------------------------------------------------------------------------------------------------------------------------------

   End of period            $ 49,103   21,610   33,261   88,637   46,147   50,820     1,565      1,233     2,035   15,986   53,169
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


----------------------------------------------------------------------------------------------
                                                             Lord Abbett
----------------------------------------------------------------------------------------------
                                                   Growth Series Fund, Inc.

  Large              Interna-          Small          and    Growth          GACC
  Cap      Select  tional             Cap    Equity Income   and    Global   Money
 Stock     Equity   Equity    BalancedEquity Income Equity  Income  Equity   Market   Total
----------------------------------------------------------------------------------------------


   1,138      (41)      18      7        1     9        9   32,607      (9)    (24)    43,047

   1,668       30       15      1        -     -        1      842     (36)     55     20,653

   1,324   12,310      513      -       (5)   21       18   41,372      (1)     40     75,610
----------------------------------------------------------------------------------------------



   4,130   12,299      546      8       (4)   30       28   74,821     (46)     71    139,310
----------------------------------------------------------------------------------------------



       -        -        -      1        1     1        1        -       -       -        304
 (15,455)       -        -     (1)      (1)   (1)      (1)       -       -       -    (17,603)

   7,691   19,507   11,213    184      116   219      679   47,264       5   5,197    166,086

    (421)  (1,556)  (1,224)   (26)       -    (1)     (44) (23,254)   (114)   (312)   (67,361)
  10,293   44,654   37,503    235      160   309      646   94,311  (2,228) (1,996)   194,618
----------------------------------------------------------------------------------------------




   2,108   62,605   47,492    393      276   527    1,281  118,321  (2,337)  2,889    276,044
----------------------------------------------------------------------------------------------


   6,238   74,904   48,038    401      272   557    1,309  193,142  (2,383)  2,960    415,354


  15,751   22,159   14,333      -        -     -      -    294,358   2,383     358    622,992
----------------------------------------------------------------------------------------------

  21,989   97,063   62,371    401      272   557    1,309  487,500       -   3,318   1,038,346
----------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Contract Owners' Equity

Year or period ended December 31, 1996

(In thousands of dollars)
------------------------------------------------------------------------------------------------------------------

                                                                                                               Cova Series

                                        --------------------------------------------------------------------------
                                                                                             Growth
                                        Quality      Money         High        Stock         and          Bond
                                          Income     Market       Yield        Index         Income      Debenture
------------------------------------------------------------------------------------------------------------------

From operations:

   Net investment income (loss)       $   1,465        1,284        2,924        3,048       1,322          200
   Net realized gain (loss)
      on investments                         44            -         (169)       3,892         164           13
   Net change in unrealized
      gain (loss) on investments           (534)           -          952        9,295       2,566          271
------------------------------------------------------------------------------------------------------------------

Net increase in contract
   owners' equity resulting
   from operations                          975        1,284        3,707       16,235       4,052          484
------------------------------------------------------------------------------------------------------------------

From account unit
   transactions:
      Contributions by Cova                   -            -            -            -           -          500
      Redemptions by Cova                     -            -            -            -           -         (508)
      Proceeds from units of
        the account sold                  1,603       43,943        1,989        3,731       2,777        3,795
      Payments for units of
        the account redeemed             (4,251)      (3,044)      (2,299)      (4,891)       (866)        (164)
      Account transfers                  12,246      (45,603)       2,962      (11,728)      6,836        3,344
------------------------------------------------------------------------------------------------------------------

Net decrease (decrease) in
   contract owners' equity
   from account unit
   transactions                           9,598       (4,704)       2,652      (12,888)      8,747        6,967
------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
   contract owners' equity               10,573       (3,420)       6,359        3,347      12,799        7,451
Contract owners' equity:
   Beginning of period                   41,253       34,128       36,512       85,762      19,617            -
------------------------------------------------------------------------------------------------------------------

   End of period                      $  51,826       30,708       42,871       89,109      32,416        7,451
------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


------------------------------------------------------------------------------------------------------------------
                                                                       Lord Abbett
Trust                                                               Series Fund, Inc.
---------------------------------------------------------------    ---------------------
                  Small        Large                    Interna-    Growth                      GACC
       Quality     Cap          Cap        Select      tional         and          Global      Money
      Bond        Stock        Stock       Equity      Equity       Income         Equity      Market     Total

------------------------------------------------------------------------------------------------------------------


         143          509         310          228          25        15,839        262         (1)        27,558

          44           47          85          (17)         72           532         43          -          4,750

          30          533       1,531        1,210         796        24,020       (151)         6         40,525
------------------------------------------------------------------------------------------------------------------



         217        1,089       1,926        1,421         893        40,391        154          5         72,833
------------------------------------------------------------------------------------------------------------------



       5,000        5,000      15,000        5,000       5,000             -          -          -         35,500
      (3,000)      (5,135)     (3,846)      (4,922)     (5,128)            -          -          -        (22,539)

         995        6,112         800       10,306       5,710        31,434        231         88        113,514

         (19)         (71)          -         (115)        (60)      (13,615)      (328)         -        (29,723)
       2,083        6,998       1,871       10,469       7,918        45,518       (174)       265         43,005
------------------------------------------------------------------------------------------------------------------




       5,059       12,904      13,825       20,738      13,440        63,337       (271)       353        139,757
------------------------------------------------------------------------------------------------------------------


       5,276       13,993      15,751       22,159      14,333       103,728       (117)       358        212,590


           -            -           -            -           -       190,630      2,500          -        410,402
------------------------------------------------------------------------------------------------------------------

       5,276       13,993      15,751       22,159      14,333       294,358      2,383        358        622,992
------------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Quality Income Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           15.54            15.33            13.17           13.97           12.75
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .84              .45              .72             .60            1.00

Net realized and unrealized
    gain (loss) from security
    transactions                                 .34             (.24)            1.44           (1.40)            .22
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  1.18              .21             2.16            (.80)           1.22
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           16.72            15.54            15.33           13.17           13.97
--------------------------------------------------------------------------------------------------------------------------

Total return*                                   7.57%            1.36%           16.41%         (5.70%)           9.50%

Contract owners' equity,
    end of period (in thousands)   $       49,103           51,826           41,253          33,933           5,111

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%             1.40%            1.40%           1.40%

Ratio of net investment
    income to average
    contract owners' equity                     5.00%             2.94%             4.99%            4.48%           8.30%
--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Money Market Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           11.88            11.43            10.90           10.61           10.46
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .50              .45              .50             .30             .19

Net realized and unrealized
    gain (loss) from security
    transactions                                -                -                 .03            (.01)           (.04)
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                   .50              .45              .53             .29             .15
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           12.38            11.88            11.43           10.90           10.61
--------------------------------------------------------------------------------------------------------------------------

Total return*                                   4.17%             3.98%             4.85%            2.70%          1.45%

Contract owners' equity,
    end of period (in thousands)   $       21,610           30,708           34,128          75,878           6,552

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%             1.40%            1.40%            1.40%

Ratio of net investment
    income to average
    contract owners' equity                     4.10%             3.90%             4.48%            2.90%            1.78%

--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - High Yield Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           21.42            19.52            16.98           18.02           14.99
--------------------------------------------------------------------------------------------------------------------------

Net investment income                           1.58             1.55             1.44            1.38            1.80

Net realized and unrealized
    gain (loss) from security
    transactions                                 .57              .35             1.10           (2.42)           1.23
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  2.15             1.90             2.54           (1.04)           3.03
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           23.57            21.42            19.52           16.98           18.02
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  10.03%             9.73%            14.99%           (5.79%)       20.21%

Contract owners' equity,
    end of period (in thousands)   $       33,261           42,871           36,512          19,653          18,846

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%             1.40%            1.40%            1.40%

Ratio of net investment
    income to average
    contract owners' equity                     6.74%             7.52%             7.98%            7.92%          13.05%

--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Stock Index Portfolio

(Managed by Van Kampen American Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           19.04            15.77            11.68           11.87           11.05
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .09              .67              .51             .37             .22

Net realized and unrealized
    gain (loss) from security
    transactions                                5.83             2.60             3.58            (.56)            .60
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  5.92             3.27             4.09            (.19)            .82
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           24.96            19.04            15.77           11.68           11.87
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  31.13%            20.69%            35.06%         (1.58%)         7.35%

Contract owners' equity,
    end of period (in thousands)   $       88,637           89,109           85,762          36,807          91,269

Ratio of expenses to average
    contract owners' equity                     1.40%            1.40%             1.40%           1.40%           1.40%

Ratio of net investment
    income to average
    contract owners' equity                      .27%             3.53%             4.85%            2.10%          2.99%

--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Growth and Income Portfolio  (Managed by Van Kampen American
Capital Investment Advisory Corp.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997             1996             1995            1994            1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period            $           17.01            14.61            11.20           11.92           10.47
--------------------------------------------------------------------------------------------------------------------------

Net investment income                            .23              .68             1.02             .19             .54

Net realized and unrealized
    gain (loss) from security
    transactions                                3.74             1.72             2.39            (.91)            .91
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  3.97             2.40             3.41            (.72)           1.45
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                  $           20.98            17.01            14.61           11.20           11.92
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  23.34%            16.42%            30.49%           (6.07%)       13.84%

Contract owners' equity,
    end of period (in thousands)   $       46,147           32,416           19,617          10,941           6,528

Ratio of expenses to average
    contract owners' equity                     1.40%             1.40%            1.40%           1.40%           1.40%

Ratio of net investment
    income to average
    contract owners' equity                     1.18%             5.16%             9.92%           2.05%           7.54%
--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Bond Debenture Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------

                                                                 Period from
                                                                 May 1, 1996
                                                                through
                                                                 December 31,
                                                  1997            1996
---------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                      $          11.29           10.10
---------------------------------------------------------------------------------------------------------------------

Net investment income                                     .40             .32

Net realized and unrealized
    gain from security
    transactions                                         1.19             .87
---------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                           1.59            1.19
---------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                            $          12.88           11.29
---------------------------------------------------------------------------------------------------------------------

Total return*                                           14.05%           11.86%

Contract owners' equity,
    end of period (in thousands)             $      50,820           7,451

Ratio of expenses to average
    contract owners' equity                              1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                              5.26%            7.76%**

---------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997
See accompanying notes to consolidated financial statements.

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Developing Growth Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------

                                                                Period from
                                                              August 20, 1997
                                                                  through
                                                                December 31,
                                                                    1997
---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                                    $          10.00
---------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                    (.02)

Net realized and unrealized
    gain from security
    transactions                                                        .55

---------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                          .53

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                          $          10.53
---------------------------------------------------------------------------------------------------------------------------

Total return*                                                          5.28%

Contract owners' equity,
    end of period (in thousands)                           $       1,565

Ratio of expenses to average
    contract owners' equity                                            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                           (0.98)%**

---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Large Cap Research Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------

                                                                Period from
                                                              August 20, 1997
                                                                  through
                                                                December 31,
                                                                    1997

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                                    $          10.00
---------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                    (.01)

Net realized and unrealized
    loss from security
    transactions                                                       (.09)

---------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                         (.10)

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                          $           9.90
---------------------------------------------------------------------------------------------------------------------------

Total return*                                                         (1.00%)

Contract owners' equity,
    end of period (in thousands)                           $       1,233

Ratio of expenses to average
    contract owners' equity                                            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                            0.55%**

---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Mid-Cap Value Portfolio
(Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------

                                                                Period from
                                                              August 20, 1997
                                                                  through
                                                                December 31,
                                                                    1997

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                                    $          10.00
---------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                    (.01)

Net realized and unrealized
    gain from security
    transactions                                                        .48

---------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                          .47

---------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                          $          10.47
---------------------------------------------------------------------------------------------------------------------------

Total return*                                                          4.68%

Contract owners' equity,
    end of period (in thousands)                           $       2,035

Ratio of expenses to average
    contract owners' equity                                            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                            (.16%)**

---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Quality Bond Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          10.37            9.90
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                         .44             .28

Net realized and unrealized
    gain from security
    transactions                                              .35             .19
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                .79             .47
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          11.16           10.37
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                7.58%           4.76%

Contract owners' equity,
    end of period (in thousands)                 $      15,986           5,276

Ratio of expenses to average
    contract owners' equity                                  1.40%           1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  5.76%            3.75%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Small Cap Stock Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          11.31           10.51
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                 (.08)            .39

Net realized and unrealized
    gain from security
    transactions                                             2.26             .41
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                               2.18             .80
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          13.49           11.31
--------------------------------------------------------------------------------------------------------------------------

Total return*                                               19.31%            7.57%

Contract owners' equity,
    end of period (in thousands)                 $      53,169          13,993

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  (.55%)           9.65%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Large Cap Stock Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          11.33           10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                         .77             .22

Net realized and unrealized
    gain from security
    transactions                                             2.79            1.11
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                               3.56            1.33
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          14.89           11.33
--------------------------------------------------------------------------------------------------------------------------

Total return*                                               31.36%           13.32%

Contract owners' equity,
    end of period (in thousands)                 $      21,989          15,751

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  7.64%            3.02%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Select Equity Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          10.84           10.08
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                 (.03)            .10

Net realized and unrealized
    gain from security
    transactions                                             3.24             .66
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                               3.21             .76
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          14.05           10.84
--------------------------------------------------------------------------------------------------------------------------

Total return*                                               29.67%            7.48%

Contract owners' equity,
    end of period (in thousands)                 $      97,063          22,159

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                  (.07%)           3.12%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - International Equity Portfolio
(Managed by J. P. Morgan Investment Management, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                                     Period from
                                                                     May 1, 1996
                                                                    through
                                                                     December 31,
                                                      1997            1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                          $          10.97           10.21
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                 (.01)            .02

Net realized and unrealized
    gain from security
    transactions                                              .50             .74
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                .49             .76
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                $          11.46           10.97
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                4.52%            7.36%

Contract owners' equity,
    end of period (in thousands)                 $      62,371          14,333

Ratio of expenses to average
    contract owners' equity                                  1.40%            1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                   .05%             .46%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Balanced Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                           through
                                                         December 31,
                                                             1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                             .14

Net realized and unrealized
    gain from security
    transactions                                                  .39

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                    .53

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            10.53
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                    5.32%

Contract owners' equity,
    end of period (in thousands)                   $           401

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      6.75%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Small Cap Equity Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                           through
                                                         December 31,
                                                             1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                            -

Net realized and unrealized
    gain from security
    transactions                                                  .42

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                    .42

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            10.42
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                    4.18%

Contract owners' equity,
    end of period (in thousands)                   $           272

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      1.01%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Equity Income Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                            through
                                                         December 31,
                                                              1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                             .15

Net realized and unrealized
    gain from security
    transactions                                                 1.04

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                   1.19

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            11.19
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                   11.94%

Contract owners' equity,
    end of period (in thousands)                   $           557

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      6.79%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Cova Series Trust - Growth and Income Equity Portfolio
(Managed by Mississippi Advisors, Inc.)

--------------------------------------------------------------------------------------------------------------------------

                                                          Period from
                                                         July 1, 1997
                                                           through
                                                         December 31,
                                                             1997

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                            $            10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                             .05

Net realized and unrealized
    gain from security
    transactions                                                  .71

--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                                    .76

--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                                  $            10.76
--------------------------------------------------------------------------------------------------------------------------

Total return*                                                    7.56%

Contract owners' equity,
    end of period (in thousands)                   $         1,309

Ratio of expenses to average
    contract owners' equity                                      1.40%**

Ratio of net investment
    income to average
    contract owners' equity                                      3.25%**

--------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but does reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Five years ended December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Lord Abbett Series Fund, Inc. Growth and Income Portfolio
(Managed by Lord, Abbett & Co.)

--------------------------------------------------------------------------------------------------------------------------

                                         1997               1996            1995            1994           1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period             $          25.09               21.31          16.64           16.42          14.50
--------------------------------------------------------------------------------------------------------------------------

Net investment income                           2.01                1.32           1.37             .76            .88

Net realized and unrealized
    gain (loss) from security
    transactions                                3.74                2.46           3.30            (.54)          1.04
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  5.75                3.78           4.67             .22           1.92
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                   $          30.84               25.09          21.31           16.64          16.42
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  22.91%               17.76%          28.03%           1.32%        13.24%

Contract owners' equity,
    end of period (in thousands)    $     487,500             294,358        190,630         114,416         82,033

Ratio of expenses to average
    contract owners' equity                     1.40%                1.40%           1.40%            1.40%        1.40%

Ratio of net investment
    income to average
    contract owners' equity                     8.40%                6.59%           8.57%            5.40%         8.12%
--------------------------------------------------------------------------------------------------------------------------

*Investment  returns do not reflect any contract  based fees  (withdrawal  fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period  from  January 1, 1997  through  April 18,  1997 and the four years ended
December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

Lord Abbett Series Fund, Inc. Global Equity Portfolio
(Managed by Lord, Abbett & Co.)

--------------------------------------------------------------------------------------------------------------------------

                                     Period from
                                     January 1,
                                    1997 through
                                    April 18, 1997

                                         1997     ***       1996            1995            1994           1993
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period             $          15.41               14.52          13.33           13.29          10.64
--------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                    (.06)               1.70            .91            1.45            .24

Net realized and unrealized
    gain (loss) from security
    transactions                                (.29)               (.81)           .28           (1.41)          2.41
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                  (.35)                .89           1.19             .04           2.65
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                   $          15.06               15.41          14.52           13.33          13.29
--------------------------------------------------------------------------------------------------------------------------

Total return*                                  (2.28%)               6.18%           8.91%           .27%         24.91%

Contract owners' equity,
    end of period (in thousands)    $           -               2,383          2,500           3,108          3,635

Ratio of expenses to average
    contract owners' equity                     1.40%**               1.40%           1.40%           1.40%         1.40%

Ratio of net investment
    income to average
    contract owners' equity                    (1.40)%**              10.33%           5.36%           9.78%        1.88%
--------------------------------------------------------------------------------------------------------------------------

    *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

  **Annualized

***Sub-account ceased operations on April 18, 1997.

See accompanying notes to financial statements.




COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Year ended December 31, 1997 and the period from commencement of operations through December 31, 1996

Financial Highlights for each accumulation unit outstanding throughout the period are presented below:

General American Capital Company Money Market Portfolio
(Managed by Conning Asset Management Company)

--------------------------------------------------------------------------------------------------------------------------

                                                             Period from
                                                             June 3, 1996
                                                                through
                                                             December 31,
                                                 1997           1996
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,

    beginning of period                    $           10.23          10.00
--------------------------------------------------------------------------------------------------------------------------

Net investment loss                                     (.14)          (.08)

Net realized and unrealized
    gain from security
    transactions                                         .58            .31
--------------------------------------------------------------------------------------------------------------------------

Total from investment
    operations                                           .44            .23
--------------------------------------------------------------------------------------------------------------------------

Accumulation unit value,
    end of period                          $           10.67          10.23
--------------------------------------------------------------------------------------------------------------------------

Total return*                                           4.24%           2.34%

Contract owners' equity,
    end of period (in thousands)           $        3,318            358

Ratio of expenses to average
    contract owners' equity                             1.40%           1.40%**

Ratio of net investment
    income to average
    contract owners' equity                            (1.40%)         (1.40%)**

--------------------------------------------------------------------------------------------------------------------------

  *Investment returns do not reflect any contract based fees (withdrawal fees, contract maintenance fees, or account transfer fees), but do reflect mortality and expense fees, administration expense fees as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements
--------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1997 and 1996
--------------------------------------------------------------------------------


(1)  Organization

     Cova Variable Annuity Account One (the Separate Account) is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company (Cova). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

     The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust (Trust), the Lord Abbett Series Fund, Inc. (Fund) or General American Capital Company (GACC). The Trust consists of eighteen portfolios of which five portfolios are managed by Van Kampen American Capital Investment Advisory Corp., four are managed by Lord, Abbett & Co., five are managed by J.P. Morgan Investment Management, Inc., and four are managed by Mississippi Advisors, Inc. The Trust portfolios available for investment are the Quality Income, Money Market, High Yield, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity, Balanced, Small Cap Equity, Equity Income, and Growth and Income Equity portfolios. The Fund has one portfolio available for investment, the Growth and Income portfolio. GACC has one portfolio available for investment, the Money Market portfolio. Not all portfolios of the Trust, Fund, and GACC are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. The Trust, Fund, and GACC are all diversified, open-end, management investment companies which are intended to meet differing investment objectives.

     The Trust Developing Growth, Trust Large Cap Research, and Trust Mid-Cap Value sub-accounts commenced operations on August 20, 1997. The Trust Balanced, Trust Small Cap Equity, Trust Equity Income, and Trust Growth and Income Equity sub-accounts commenced operations on July 1, 1997.

     The assets and  liabilities  of the Fund Global  Equity  Portfolio and Fund
     Global Equity sub-account were transferred to the Trust International Portfolio and Trust International Equity sub-accounts in accordance with a substitution order. The Fund Global Equity sub-account ceased operations on April 18, 1997.

     In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova has been credited with accumulation units of the Separate Account. As additional funds are received through policyholder deposits, Cova has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating accumulation units. Cova contributed approximately $0.3 million and $35.5 million in 1997 and 1996, respectively, to the Separate Account of which, after subsequent redemptions, net of realized and unrealized gains and losses on investments, approximately $0.3 million remains as of December 31, 1997.


(2)  Significant Accounting Policies

     (a)  Investment Valuation

     Investments in shares of the Trust, Fund, and GACC are carried in the statement of assets and liabilities at the underlying net asset value of the Trust, Fund, and GACC. The net asset value of the Trust, Fund, and GACC has been determined on the market value basis and is valued daily by the Trust, Fund, and GACC investment managers. Realized gains and losses are calculated by the average cost method.

     (b)  Reinvestment of Dividends

     With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividends and capital gain distributions are recorded as income on the ex-dividend date.

     GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends or capital gains. During December of each year, accumulated investment income and capital gains of the underlying GACC funds are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

     (c)  Federal Income Taxes

     Operations of the Separate Account form a part of Cova, which is taxed as a Life Insurance Company under the Internal Revenue Code (Code). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to earnings of the Separate Account.

     Under the  principles  set forth in  Internal  Revenue  Ruling  81-225  and
     Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

     (d)  Annuity Reserves

     Annuity reserves are computed for currently payable contracts according to the 1983 Mortality Table. The assumed interest rate is 3%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to Cova if the reserves required are less than originally estimated. If additional reserves are required, Cova reimburses the variable annuity account. The 1997 charges were not material.


(3)  Contract Fees

     There are no deductions made from purchase payments for sales fees at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal fee is calculated and deducted from the contract value. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal fees.

     An annual contract maintenance fee of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

     Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.

     For the year ended December 31, 1997, withdrawal and account transfer charges of approximately $113 thousand and contract maintenance fees of approximately $317 thousand were deducted from the contract values in the Separate Account.

     Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal fee in the event of the death of the contract owner.

     In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

     Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin, or upon withdrawal if Cova is unable to obtain a refund. Cova, however, reserves the right to deduct premium taxes when incurred.

(4)  Gain (Loss) on Investments

     The table below summarizes the realized and change in unrealized gains and losses on investments.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Trust Quality Income Portfolio:
                 Aggregate proceeds from sales                                                      $    33,851     13,850
                 Aggregate cost of redemptions                                                           33,348     13,806
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $       503         44
---------------------------------------------------------------------------------------------------------------------------
              Trust Money Market Portfolio:
                 Aggregate proceeds from sales                                                           63,852     36,177
                 Aggregate cost of redemptions                                                           63,852     36,177
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -          -
---------------------------------------------------------------------------------------------------------------------------
              Trust High Yield Portfolio:
                 Aggregate proceeds from sales                                                           27,472     22,909
                 Aggregate cost of redemptions                                                           26,637     23,078
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) on investments                                               $       835       (169)
---------------------------------------------------------------------------------------------------------------------------
              Trust Stock Index Portfolio:
                 Aggregate proceeds from sales                                                           55,951     21,062
                 Aggregate cost of redemptions                                                           40,242     17,170
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $    15,709      3,892
---------------------------------------------------------------------------------------------------------------------------


                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Trust Growth and Income Portfolio:
                 Aggregate proceeds from sales                                                      $     4,135      1,508
                 Aggregate cost of redemptions                                                            3,229      1,344
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $       906        164
---------------------------------------------------------------------------------------------------------------------------

              Trust Bond Debenture Portfolio:
                 Aggregate proceeds from sales                                                              646        635
                 Aggregate cost of redemptions                                                              619        622
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        27         13
---------------------------------------------------------------------------------------------------------------------------

              Trust Developing Growth Portfolio:
                 Aggregate proceeds from sales                                                                -
                 Aggregate cost of redemptions                                                                -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Large Cap Research Portfolio:
                 Aggregate proceeds from sales                                                                1
                 Aggregate cost of redemptions                                                                1        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Mid-Cap Value Portfolio:
                 Aggregate proceeds from sales                                                                -
                 Aggregate cost of redemptions                                                                -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Quality Bond Portfolio:
                 Aggregate proceeds from sales                                                            3,837      2,991
                 Aggregate cost of redemptions                                                            3,786      2,947
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        51         44
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Stock Portfolio:
                 Aggregate proceeds from sales                                                              513      1,882
                 Aggregate cost of redemptions                                                              467      1,835
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        46         47
---------------------------------------------------------------------------------------------------------------------------


                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Trust Large Cap Stock Portfolio:
                 Aggregate proceeds from sales                                                      $     7,686      1,423
                 Aggregate cost of redemptions                                                            6,018      1,338
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $     1,668         85
---------------------------------------------------------------------------------------------------------------------------

              Trust Select Equity Portfolio:
                 Aggregate proceeds from sales                                                              305      1,680
                 Aggregate cost of redemptions                                                              275      1,697
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) on investments                                               $        30        (17)
---------------------------------------------------------------------------------------------------------------------------

              Trust International Equity Portfolio:
                 Aggregate proceeds from sales                                                              616      4,568
                 Aggregate cost of redemptions                                                              601      4,496
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        15         72
---------------------------------------------------------------------------------------------------------------------------

              Trust Balanced Portfolio:
                 Aggregate proceeds from sales                                                               38
                 Aggregate cost of redemptions                                                               37        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         1
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Equity Portfolio:
                 Aggregate proceeds from sales                                                                2
                 Aggregate cost of redemptions                                                                2        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Equity Income Portfolio:
                 Aggregate proceeds from sales                                                                3
                 Aggregate cost of redemptions                                                                3        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Growth and Income Equity Portfolio:
                 Aggregate proceeds from sales                                                               34
                 Aggregate cost of redemptions                                                               33        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $         1
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Realized gain (loss) on investments:

              Fund Growth and Income Portfolio:
                 Aggregate proceeds from sales                                                      $     3,701      2,696
                 Aggregate cost of redemptions                                                            2,859      2,164
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $       842        532
---------------------------------------------------------------------------------------------------------------------------

              Fund Global Equity Portfolio:
                 Aggregate proceeds from sales                                                            2,353        372
                 Aggregate cost of redemptions                                                            2,389        329
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) on investments                                               $       (36)        43
---------------------------------------------------------------------------------------------------------------------------

              GACC Money Market Portfolio:
                 Aggregate proceeds from sales                                                            2,883          6
                 Aggregate cost of redemptions                                                            2,828          6
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                      $        55          -
---------------------------------------------------------------------------------------------------------------------------

        Net change in unrealized gain (loss) on investments:

              Trust Quality Income Portfolio:
                 End of period                                                                            1,302        935
                 Beginning of period                                                                        935      1,469
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain (loss) on investments                                   $       367       (534)
---------------------------------------------------------------------------------------------------------------------------

              Trust Money Market Portfolio:
                 End of period                                                                                -          -
                 Beginning of period                                                                          -          -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         -          -
---------------------------------------------------------------------------------------------------------------------------

              Trust High Yield Portfolio:
                 End of period                                                                              842        491
                 Beginning of period                                                                        491       (461)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $       351        952
---------------------------------------------------------------------------------------------------------------------------

              Trust Stock Index Portfolio:
                 End of period                                                                           25,000     20,271
                 Beginning of period                                                                     20,271     10,976
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     4,729      9,295
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Net change in unrealized gain (loss) on investments:

              Trust Growth and Income Portfolio:
                 End of period                                                                      $    10,887      4,202
                 Beginning of period                                                                      4,202      1,636
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     6,685      2,566
---------------------------------------------------------------------------------------------------------------------------

              Trust Bond Debenture Portfolio:
                 End of period                                                                            1,958        271
                 Beginning of period                                                                        271         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     1,687        271
---------------------------------------------------------------------------------------------------------------------------

              Trust Developing Growth Portfolio:
                 End of period                                                                                7
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         7
---------------------------------------------------------------------------------------------------------------------------

              Trust Large Cap Research Portfolio:
                 End of period                                                                                6
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         6
---------------------------------------------------------------------------------------------------------------------------

              Trust Mid-Cap Value Portfolio:
                 End of period                                                                               40
                 Beginning of period                                                                         -         N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        40
---------------------------------------------------------------------------------------------------------------------------

              Trust Quality Bond Portfolio:
                 End of period                                                                              186         30
                 Beginning of period                                                                         30         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $       156         30
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Stock Portfolio:
                 End of period                                                                            6,523        533
                 Beginning of period                                                                        533         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     5,990        533
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Net change in unrealized gain (loss) on investments:

              Trust Large Cap Stock Portfolio:
                 End of period                                                                      $     2,855      1,531
                 Beginning of period                                                                      1,531         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $     1,324      1,531
---------------------------------------------------------------------------------------------------------------------------

              Trust Select Equity Portfolio:
                 End of period                                                                           13,520      1,210
                 Beginning of period                                                                      1,210         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $    12,310      1,210
---------------------------------------------------------------------------------------------------------------------------

              Trust International Equity Portfolio:
                 End of period                                                                            1,309        796
                 Beginning of period                                                                        796         -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $       513        796
---------------------------------------------------------------------------------------------------------------------------

              Trust Balanced Portfolio:
                 End of period                                                                                -
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $         -
---------------------------------------------------------------------------------------------------------------------------

              Trust Small Cap Equity Portfolio:
                 End of period                                                                               (5)
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                          $        (5)
---------------------------------------------------------------------------------------------------------------------------

              Trust Equity Income Portfolio:
                 End of period                                                                               21
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        21
---------------------------------------------------------------------------------------------------------------------------

              Trust Growth and Income Equity Portfolio:
                 End of period                                                                               18
                 Beginning of period                                                                          -        N/A
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        18
---------------------------------------------------------------------------------------------------------------------------



                                                                                                          1997      1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)
        Net change in unrealized gain (loss) on investments:

              Fund Growth and Income Portfolio:
                 End of period                                                                      $    87,861     46,489
                 Beginning of period                                                                     46,489     22,469
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $    41,372     24,020
---------------------------------------------------------------------------------------------------------------------------

              Fund Global Equity Portfolio:
                 End of period                                                                                -          1
                 Beginning of period                                                                          1        152
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                          $        (1)      (151)
---------------------------------------------------------------------------------------------------------------------------

              GACC Money Market Portfolio:
                 End of period                                                                               46          6
                 Beginning of period                                                                          6          -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                          $        40          6
---------------------------------------------------------------------------------------------------------------------------





COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------------

(5)  UNIT TRANSACTIONS

     The change in the number of units resulting from account transactions is as follows:

--------------------------------------------------------------------------------------------------------------------------

                                                                                                         Cova SeTrust

                           -----------------------------------------------------------------------------------------------

                           Quality    Money      High    Stock    Growth and  Bond     DevelopinLarge CapMid-Cap  Quality
                            Income    Market    Yield    Index    Income     Debenture  Growth  Research Value     Bond

--------------------------------------------------------------------------------------------------------------------------

Accumulation phase:

Balance at December 31, 1995 2,690,633 2,987,132 1,870,2325,436,980 1,342,833      N/A      N/A      N/A      N/A       N/A

   Contributions by Cova          -         -         -        -        -     50,000                              500,000
   Redemptions by Cova            -         -         -        -        -    (50,000)                             (294,154)
   Units sold               106,671  3,772,567   98,690  216,989  180,267    360,638                               98,567
   Units redeemed          (280,149) (259,281) (113,437)(283,639) (59,321)   (10,552)                              (2,065)
   Units transferred        817,805  (3,915,492)145,699 (689,475) 442,117    309,577                              206,482
--------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1996  334,960 2,584,926 2,001,1844,680,855 1,905,896  659,663      N/A      N/A      N/A   508,830

   Contributions by Cova          -         -         -        -        -          -   10,000   10,000   10,000         -
   Redemptions by Cova            -         -         -        -        -          -        -        -        -   (205,846)
   Units sold                33,059  3,712,455   36,057  125,947  130,796    715,126   47,968   36,718   45,300   256,670
   Units redeemed          (623,489) (683,810) (135,503)(654,828) (101,374)  (79,865)    (322)    (274)  (2,730)  (67,027)
   Units transferred        186,523  (3,871,127(492,448)(604,754) 262,932    2,650,173 91,012   78,115   141,816  940,454

--------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1992,931,053 1,742,444 1,409,2903,547,220 2,198,250  3,945,097 148,658  124,559  194,386  1,433,081
--------------------------------------------------------------------------------------------------------------------------

Annuity phase:

   Balance at December 31, 1996 N/A       N/A       N/A      N/A      N/A        N/A      N/A      N/A      N/A       N/A

   Units sold                 8,913     4,793     2,641    4,293    1,875          -        -        -        -         -
   Units redeemed              (844)     (231)     (412)    (196)     (72)         -        -        -        -         -
--------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1997  8,069     4,562     2,229    4,097    1,803        N/A      N/A      N/A      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------

                                                                               Lord Abbett

---------------------------------------------------------------------------
                                  Interna-          Small          Growth anSeries Fund, Inc.   GACC
   Small Cap Large Cap  Select    tional             Cap   Equity   Income  Growth andGlobal    Money
    Stock     Stock     Equity    Equity    BalancedEquity Income  Equity    Income   Equity   Market

-------------------------------------------------------------------------------------------------------


       N/A        N/A       N/A       N/A     N/A     N/A     N/A      N/A  8,947,108 172,206      N/A

   500,000   1,500,000  500,000   500,000                                          -        -        -
   (500,000) (367,586) (500,000) (500,000)                                         -        -        -
   580,659     76,199  1,024,461  550,620                                   1,374,562  15,160    8,787
    (6,730)      (522)  (11,729)   (5,835)                                  (587,874) (21,479)     (96)
   663,476    181,515  1,031,791  762,107                                   1,998,505 (11,278)  26,273
-------------------------------------------------------------------------------------------------------

   1,237,405 1,389,606 2,044,523 1,306,892    N/A     N/A     N/A      N/A  11,732,301154,609   34,964

         -          -         -         -     100     100     100      100         -        -        -
         -   (1,132,414)      -         -    (100)   (100)   (100)    (100)        -        -        -
   786,201    538,054  1,538,506  974,793   17,711  10,694 17,814   46,324  1,642,859     350  509,800
   (90,427)   (36,558) (116,499) (107,953)  (2,450)     -     (56)  (4,084) (816,777)  (7,330) (29,528)
   2,007,064  715,241  3,437,076 3,266,860  22,818  15,454 31,967   79,433  3,230,021 (147,629)(204,185)
-------------------------------------------------------------------------------------------------------

   3,940,243 1,473,929 6,903,606 5,440,592  38,079  26,148 49,725  121,673  15,788,404      -  311,051
-------------------------------------------------------------------------------------------------------


       N/A        N/A       N/A       N/A     N/A     N/A     N/A      N/A       N/A      N/A      N/A

       804      3,384     3,617       822       -       -       -        -    28,068        -        -
       (31)      (356)     (380)      (32)      -       -       -        -    (2,022)       -        -
-------------------------------------------------------------------------------------------------------

       773      3,028     3,237       790     N/A     N/A     N/A      N/A    26,046      N/A      N/A
-------------------------------------------------------------------------------------------------------



COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Financial Statements

December 31, 1997, 1996, and 1995

(With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT

     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the period from June 1, 1995 to December 31, 1995 (Successor periods), and the period from January 1, 1995 to May 31, 1995 (Predecessor period). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the Successor periods, in conformity with generally accepted accounting principles. Also, in our opinion, the Predecessor consolidated financial statements present fairly, in all material respects, the results of their operations and their cash flows for the Predecessor period in conformity with generally accepted accounting principles.

     As discussed in note 1 to the consolidated financial statements, effective June 1, 1995, the predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company, acquired all of the outstanding stock of Cova Financial Services Life Insurance Company in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods subsequent to the acquisition is presented on a different cost basis than that for the period prior to the acquisition and, therefore, is not comparable.


     Chicago, Illinois
     March 5, 1998



COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1997 and 1996

-------------------------------------------------------------------------------------------------------------------

                              ASSETS                                                         1997         1996
-------------------------------------------------------------------------------------------------------------------
                                                                                              (in thousands)

Investments:

    Debt securities available for sale, at fair value (cost of

       $1,269,362 in 1997 and $952,824 in 1996)                                        $    1,280,247      949,611
    Mortgage loans, net of allowance for potential loan loss
       of $237 in 1997 and $88 in 1996                                                        348,206      244,103
    Policy loans                                                                               24,228       22,336
    Short-term investments, at fair value                                                       -            4,404
-------------------------------------------------------------------------------------------------------------------

Total investments                                                                           1,652,681    1,220,454
-------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents - interest-bearing                                                   12,910       38,322
Cash - noninterest-bearing                                                                      3,666        5,501
Receivable from sale of securities                                                              1,870        1,064
Accrued investment income                                                                      20,602       15,011
Deferred policy acquisition costs                                                              84,326       49,833
Present value of future profits                                                                41,486       46,389
Goodwill                                                                                       19,717       20,849
Federal and state income taxes recoverable                                                      -            1,461
Deferred tax benefits, net                                                                      7,933       13,537
Receivable from OakRe                                                                       1,544,567    1,973,813
Reinsurance receivables                                                                         9,293        3,504
Other assets                                                                                    2,184        2,205
Separate account assets                                                                     1,108,125      641,871
-------------------------------------------------------------------------------------------------------------------

Total assets                                                                           $    4,509,360    4,033,814
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1997 and 1996

------------------------------------------------------------------------------------------------------------------

        LIABILITIES AND SHAREHOLDER'S EQUITY                                                1997         1996
------------------------------------------------------------------------------------------------------------------
                                                                                             (in thousands)

Liabilities:

    Policyholder deposits                                                             $    3,098,287    3,135,325
    Future policy benefits                                                                    38,361       32,342
    Payable on purchase of securities                                                          7,261       15,978
    Federal and state income taxes payable                                                     1,312        -
    Accounts payable and other liabilities                                                    21,912       19,764
    Future purchase price payable to OakRe                                                    12,173       16,051
    Guaranty fund assessments                                                                  9,700       12,409
    Separate account liabilities                                                           1,107,816      626,901
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                          4,296,822    3,858,770
------------------------------------------------------------------------------------------------------------------


Shareholder's equity:

    Common stock, $2 par value.  Authorized
       5,000,000 shares; issued and outstanding

       2,899,446 shares in 1997 and 1996                                                       5,799        5,799
    Additional paid-in capital                                                               191,491      166,491
    Retained earnings                                                                         12,516        3,538
    Net unrealized appreciation (depreciation)

       on securities, net of tax                                                               2,732         (784)
------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                                                   212,538      175,044
------------------------------------------------------------------------------------------------------------------

Total liabilities and shareholder's equity                                            $    4,509,360    4,033,814
------------------------------------------------------------------------------------------------------------------



COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Income

Years ended December 31, 1997, 1996, and 1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                 The Company                  Predecessor
                                                                 ----------------------------------------------------------
                                                                                         Seven months         Five months
                                                                                             ended               ended
                                                                                         December 31,           May 31,
                                                                    1997       1996        1995                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                      (in thousands)

Revenues:

    Premiums                                                   $      9,368      3,154           921               1,097
    Net investment income                                           111,661     70,629        24,188              92,486
    Net realized gains (losses) on sales of

       investments                                                      563        472         1,324             (12,414)
    Separate account fees                                            12,455      7,205         2,957               1,818
    Other income                                                      2,400      1,320           725               1,037
---------------------------------------------------------------------------------------------------------------------------

Total revenues                                                      136,447     82,780        30,115              84,024
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:

    Interest on policyholder deposits                                81,129     50,100        17,706              97,867
    Current and future policy benefits                               11,496      5,130         1,785               1,830
    Operating and other expenses                                     19,208     14,573         7,126              12,777
    Amortization of purchased

       intangible assets                                              3,668      2,332         3,030               -
    Amortization of deferred acquisition
       costs                                                          6,307      4,389           100              11,157
---------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                         121,808     76,524        29,747             123,631
---------------------------------------------------------------------------------------------------------------------------

Income (loss) before income taxes                                    14,639      6,256           368             (39,607)
---------------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):

    Current                                                           1,951      1,740         1,011             (16,404)
    Deferred                                                          3,710        915          (580)              6,340
---------------------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)                                    5,661      2,655           431             (10,064)
---------------------------------------------------------------------------------------------------------------------------

Net income (loss)                                              $      8,978      3,601           (63)            (29,543)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Shareholder's Equity

Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------------------------------------------
                                                                                    The Company                Predecessor
                                                                      ------------------------------------------------------
                                                                                            Seven months       Five months
                                                                                               ended              ended
                                                                                            December 31,         May 31,
                                                                        1997      1996        1995               1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                         (in thousands)

Common stock, balance at beginning

    and end of period                                               $     5,799     5,799        5,799             5,799
----------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:

    Balance at beginning of period                                      166,491   129,586      137,749           136,534
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                 -         -          (52,163)            -
    Capital contribution                                                 25,000    36,905       44,000             1,215
----------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                191,491   166,491      129,586           137,749
----------------------------------------------------------------------------------------------------------------------------

Retained earnings (deficit):

    Balance at beginning of period                                        3,538       (63)     (36,441)            1,506
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                 -         -           36,441             -
    Net income (loss)                                                     8,978     3,601          (63)          (29,543)
    Dividends to shareholder                                              -         -            -                (8,404)
----------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                 12,516     3,538          (63)          (36,441)
----------------------------------------------------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of securities:

      Balance at beginning of period                                       (784)    2,764      (28,837)          (65,228)
      Adjustment to reflect purchase acquisition
         indicated in note 2                                              -         -           28,837             -
      Change in unrealized appreciation (depreciation)
         of debt and equity securities                                   14,077   (13,915)      10,724           178,010
      Change in deferred Federal income taxes                            (1,893)    1,910       (1,489)          (18,458)
      Change in deferred acquisition costs                               (5,342)    1,561        -              (123,161)
      Change in present value of future profits

         attributable to unrealized losses (gains)                       (3,326)    6,896       (6,471)            -
----------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                  2,732      (784)       2,764           (28,837)
----------------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                          $   212,538   175,044      138,086            78,270
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows

Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------------------------------------------
                                                                                The Company                   Predecessor
                                                                 -----------------------------------------------------------
                                                                                          Seven months        Five months
                                                                                             ended               ended
                                                                                          December 31,          May 31,
                                                                    1997       1996         1995                1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       (in thousands)

Cash flows from operating activities:

    Interest and dividend receipts                             $    109,731      68,622       18,744             131,439
    Premiums received                                                 9,579       3,154          921               1,097
    Insurance and annuity benefit payments                           (5,219)     (3,729)      (2,799)             (1,809)
    Operating disbursements                                         (21,839)    (17,158)     (10,480)             (9,689)
    Taxes on income refunded (paid)                                     970      (3,016)          60              48,987
    Commissions and acquisition costs paid                          (55,067)    (36,735)     (17,456)            (23,872)
    Separate account charges                                         12,455       7,205        2,957               1,818
    Other                                                            (1,429)        937          529               1,120
    ------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating activities                  49,181      19,280       (7,524)            149,091
----------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:

    Cash used for the purchase of investment securities            (809,814)   (715,274)    (875,996)           (575,891)
    Proceeds from investment securities sold and matured            382,783     262,083      253,814           2,885,053
    Other                                                            15,400     (14,166)         179              (8,557)
----------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) investing activities                (411,631)   (467,357)    (622,003)          2,300,605
----------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:

    Policyholder deposits                                           841,174     446,784      132,752             130,660
    Transfers from (to) OakRe                                       637,168     574,010      628,481          (3,048,531)
    Transfer to separate accounts                                  (450,303)   (126,797)     (40,903)             (6,653)
    Return of policyholder deposits                                (597,425)   (491,025)    (436,271)           (290,586)
    Transfers to RGA                                               (120,411)      -            -                   -
    Dividends to shareholder                                          -           -            -                  (8,404)
    Capital contributions received                                   25,000      20,000       44,000               1,215
----------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) financing activities                 335,203     422,972      328,059          (3,222,299)
----------------------------------------------------------------------------------------------------------------------------

Decrease in cash and cash equivalents                               (27,247)    (25,105)    (301,468)           (772,603)

Cash and cash equivalents at beginning of period                     43,823      62,256      363,724           1,136,327
CFLIC contributed cash (note 9)                                       -           6,672        -                   -
----------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents at end of period                     $     16,576      43,823       62,256             363,724
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                                                                     (Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Consolidated Statements of Cash Flows

----------------------------------------------------------------------------------------------------------------------------

                                                                                The Company                   Predecessor
                                                                 -----------------------------------------------------------
                                                                                          Seven months        Five months
                                                                                             ended               ended
                                                                                          December 31,          May 31,
                                                                    1997       1996         1995                1995
----------------------------------------------------------------------------------------------------------------------------
                                                                                       (in thousands)

Reconciliation of net income (loss) to net cash provided by (used in) operating activities:

      Net income (loss)                                        $      8,978       3,601          (63)            (29,543)
      Adjustments to reconcile net income (loss) to net
         cash provided by operating activities:
           Increase (decrease) in future policy benefits              6,019         680       (1,013)                 11
           Increase (decrease) in payables and accrued
              liabilities                                            (1,194)      2,900         (392)            (10,645)
           Decrease (increase) in accrued investment
              income                                                 (5,591)     (4,778)      (7,904)             32,010
           Amortization of intangible assets                          9,975       6,721        3,831              11,309
           Amortization and accretion of securities
              premiums and discounts                                  1,664       2,751          307               2,410
           Recapture commissions paid to OakRe                       (4,837)     (4,483)      (4,777)              -
           Net realized loss (gain) on sale of investments             (563)       (472)      (1,324)             12,414
           Interest accumulated on policyholder deposits             81,129      50,100       17,706              97,867
           Investment expenses paid                                   1,936       1,151          642               2,373
           Decrease (increase) in guaranty fund assessments           -           -             (104)              5,070
           Increase (decrease) in current and deferred
              Federal income taxes                                    5,917        (351)         491              38,923
           Separate account net loss (income)                        (2,637)     (2,008)           1                   1
           Commissions and expenses deferred                        (46,142)    (34,803)     (14,568)            (13,354)
           Other                                                     (5,473)     (1,729)        (357)                245
----------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating activities            $     49,181      19,280       (7,524)            149,091
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1997, 1996, and 1995

--------------------------------------------------------------------------------

 (1)    NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

        Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company), formerly Xerox Financial Services Life Insurance Company (the Predecessor), market and service single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain Federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 73%, 66%, and 59% of the company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company in 1997, 1996, and 1995, respectively.

              ORGANIZATION

        Prior to June 1, 1995, Xerox Financial Services, Inc. (XFSI) owned 100%, or 2,899,446, shares of the Predecessor. XFSI is a wholly owned subsidiary of Xerox Corporation.

        On June 1, 1995, XFSI sold 100% of the issued and outstanding shares of the Predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company, in exchange for approximately $91.4 million in cash and $22.7 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of the Predecessor, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of Cova Financial Services Life Insurance Company, which had an aggregate carrying value at June 1, 1995 of $2,982 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $2,986 million. Ownership of OakRe was retained by XFSI subsequent to the sale of the Predecessor and other affiliates. The "Receivable from OakRe" to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired in three years, by the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1997 and 1996.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

        The Company owns 100% of the outstanding shares of First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC). Ownership of Cova Financial Life Insurance Company was obtained on December 31, 1996, as the result of a capital contribution by Cova Corporation. The Company has presented the consolidated financial position and results of operations for its subsidiaries from the dates of actual ownership (see note 9).

 (2)    PURCHASE ACCOUNTING

        Upon closing the sale, the Company restated its financial statements in accordance with "push down purchase accounting," which allocates the net purchase price for the Company and its then sole subsidiary FCLIC of $91.4 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing, however, these allocations were not finalized until 1996. The table below summarizes the final allocation of purchase price:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                             June 1, 1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (in millions)

        Assets acquired:

           Debt securities                                                                                  $     32.4
           Policy loans                                                                                           18.3
           Cash and cash equivalents                                                                             363.7
           Present value of future profits                                                                        47.4
           Goodwill                                                                                               20.5
           Deferred tax benefit                                                                                   24.9
           Receivable from OakRe                                                                               2,969.0
           Other assets                                                                                            5.9
           Separate account assets                                                                               332.7
---------------------------------------------------------------------------------------------------------------------------

                                                                                                               3,814.8

---------------------------------------------------------------------------------------------------------------------------

        Liabilities assumed:

           Policyholder deposits                                                                               3,299.2
           Future policy benefits                                                                                 27.2
           Future purchase price payable                                                                          22.7
           Deferred Federal income taxes                                                                          12.6
           Other liabilities                                                                                      29.0
           Separate account liabilities                                                                          332.7
---------------------------------------------------------------------------------------------------------------------------

                                                                                                               3,723.4

---------------------------------------------------------------------------------------------------------------------------

        Adjusted purchase price                                                                             $     91.4
---------------------------------------------------------------------------------------------------------------------------

        In addition to revaluing all material tangible assets and liabilities to their respective estimated market values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of $13.1 million in 1995 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

        All amounts for the period ended before June 1, 1995 are labeled "Predecessor" and are based on Predecessor historical costs. The periods ending on or after such date are labeled "the Company," and are based on the new cost basis of the Company or fair values at June 1, 1995 and subsequent results of operations.

 (3)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

        Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available for sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1997 and 1996 were classified as available for sale. Securities available for sale are carried at market value, with unrealized holding gains and losses reported as a separate component of stockholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

        Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

        A  realized  loss  is  recognized  and  charged  against  income  if the
        Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

        Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              MORTGAGE LOANS AND OTHER INVESTED ASSETS

        Mortgage loans and policy loans are carried at their unpaid principal balances. Other invested assets are carried at lower of cost or market.

        Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              CASH AND CASH EQUIVALENTS

        Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

        The separate account investments are assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are carried at fair value.

        In order to provide for optimum policyholder returns, and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. As of December 31, 1997, approximately $309,000 of capital investments remained within the separate accounts.

              DEFERRED POLICY ACQUISITION COSTS

        The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

        The components of deferred policy acquisition costs are shown below. The effects on deferred policy acquisition costs of the consolidation of CFLIC (see note 9) with the Company are presented separately.

---------------------------------------------------------------------------------------------------------------------------

                                                                                    The Company                Predecessor
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 Seven            Five
                                                                                                months           months
                                                                                                 ended            ended
                                                                                             December 31,        May 31,
                                                                         1997       1996         1995             1995

                                                                                           (in thousands)

        Deferred policy acquisition costs,

           beginning of period                                     $    49,833     14,468         92,398          213,362
        Effects of push down purchase accounting                            -          -         (92,398)              -
        Commissions and expenses deferred                               46,142     34,803         14,568           13,354
        Amortization                                                    (6,307)    (4,389)          (100)         (11,157)
        Deferred policy acquisition costs attributable
           to unrealized (gains) losses                                 (5,342)     1,561             -          (123,161)
        Effects on deferred policy acquisition costs
           of CFLIC consolidation                                           -       3,390             -                -
---------------------------------------------------------------------------------------------------------------------------

        Deferred policy acquisition costs, end of period           $    84,326     49,833         14,468           92,398
---------------------------------------------------------------------------------------------------------------------------

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

        In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

              Present Value of Future Profits

        As of June 1, 1995, the Company established an intangible asset which represents the "present value of future profits" to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

        In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are "recaptured" from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

        Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.3%, 4.3%, 4.4%, 4.7%, and 4.7% for the years ended
        December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

        During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between present value of future profits, goodwill, and the future payable. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996. No restatement of the June 1, 1995 opening balance sheet was made.

        The components of present value of future profits are shown below. The effects on present value of future profits of the consolidation of CFLIC (see note 9) with the Company are presented separately.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Seven
                                                                                                                  months
                                                                                                                   ended
                                                                                                               December 31,

                                                                                          1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands)

        Present value of future profits - beginning of period                       $     46,389      38,155       46,709
        Net amortization                                                                  (1,577)       (473)      (2,083)
        Present value of future profits attributable to

           unrealized (gains) losses                                                      (3,326)      6,896       (6,471)
        Adjustment due to revised push-down purchase accounting                               -          698           -
        Effects on present value of future profits of CFLIC consolidation                     -        1,113           -
---------------------------------------------------------------------------------------------------------------------------

        Present value of future profits - end of period                             $     41,486      46,389       38,155
---------------------------------------------------------------------------------------------------------------------------

              Goodwill

        Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as "goodwill." The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below. The effects on goodwill of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                                                                 Seven
                                                                                                                  months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands)

        Goodwill - beginning of period                                              $     20,849      23,358       24,060
        Amortization                                                                      (1,132)       (916)        (702)
        Adjustment due to revised push down purchase accounting                               -       (3,626)          -
        Effects on goodwill of CFLIC consolidation                                            -        2,033           -
---------------------------------------------------------------------------------------------------------------------------

        Goodwill - end of period                                                    $     19,717      20,849       23,358
---------------------------------------------------------------------------------------------------------------------------

              Future Payable

        Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

        The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the year 2000.

        The components of this future payable are shown below. The effects on the future payable on the consolidation of CFLIC (see note 9) with the Company are presented separately.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Seven
                                                                                                                 months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands)

        Future payable - beginning of period                                        $     16,051      23,967       27,797
        Interest added                                                                       959         943          947
        Payments to OakRe                                                                 (4,837)     (4,483)      (4,777)
        Adjustment due to revised push-down purchase accounting                               -       (5,059)          -
        Effects on future payable of CFLIC consolidation                                      -          683           -
---------------------------------------------------------------------------------------------------------------------------

        Future payable - end of period                                              $     12,173      16,051       23,967
---------------------------------------------------------------------------------------------------------------------------

              DEFERRED TAX ASSETS AND LIABILITIES

        XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

        The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1997 was 5.95%.

              FUTURE POLICY BENEFITS

        Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

        Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

        The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

        The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred as the amounts are not material to the financial statements.

        Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

              FEDERAL INCOME TAXES

        Prior to June 1, 1995 the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

        Subsequent to June 1, 1995, the Company files a consolidated income tax return with its subsidiaries. Allocations of Federal income taxes are based upon separate return calculations.

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                    Investment market valuation

                    Amortization   of   deferred   policy    acquisition   costs
                    Amortization    of   present   value   of   future   profits
                    Recoverability of goodwill

        The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

        The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

        In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

        In accordance with SFAS No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to the Disposed of, which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1997.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-Term Investments,
                 and Accrued Investment Income

        The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available for sale.

          Investment Securities and Mortgage Loans (Including Mortgage-backed Securities)

        Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 4 for fair value disclosures).

              Policy Loans

        Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Interest Rate Swaps and Financial Futures Contracts

        The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 6 for fair value disclosures).

              Investment Contracts

        The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (Policyholder Deposits) are estimated as the amount payable on demand. As of December 31, 1997 and 1996, the cash surrender value of policyholder funds on deposit was approximately $41.2 million and $29.1 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

        All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

        The financing reinsurance agreement entered into with OakRe as a condition to the purchase of the Company does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

        During 1997, the Company entered into a financing reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products. The agreement contains recapture provisions, at the option of the Company, beginning in 1999 at a rate of 20% per year. Deposits recorded under the contract during 1997 were approximately $120 million, and are reflected as policyholder deposits in the consolidated balance sheet at December 31, 1997.

              OTHER

        Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

 (4)    INVESTMENTS

        The Company's investments in debt and equity securities are considered available for sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1997 and 1996 were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                    1997

                                                                       Gross          Gross      Estimated
                                                       Amortized    unrealized     unrealized      fair         Carrying
                                                         cost          gains         losses        value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                            (in thousands of dollars)

        Debt securities:

             U.S. Government treasuries            $        8,067         121              -           8,188         8,188
             Collateralized mortgage
                obligations                               370,802       4,504            (524)       374,782       374,782
             Corporate, state, municipalities,
                and political subdivisions                890,493      14,867          (8,083)       897,277       897,277
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                           1,269,362      19,492          (8,607)     1,280,247     1,280,247

        Mortgage loans                                    348,206      24,346              -         372,552       348,206
        Policy loans                                       24,228          -               -          24,228        24,228
        Short-term investments                                 -           -               -              -             -
---------------------------------------------------------------------------------------------------------------------------

        Total investments                          $    1,641,796      43,838          (8,607)     1,677,027     1,652,681
---------------------------------------------------------------------------------------------------------------------------

        Company's beneficial interest

             in separate accounts                  $           -           -               -             309           309
---------------------------------------------------------------------------------------------------------------------------

                                                                                    1996

                                                                       Gross          Gross      Estimated
                                                       Amortized    unrealized     unrealized      fair         Carrying
                                                         cost          gains         losses        value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                            (in thousands of dollars)

        Debt securities:

             U.S. Government treasuries            $        7,196          29             (50)         7,175         7,175
             Collateralized mortgage
                obligations                               384,071         985          (2,721)       382,335       382,335
             Corporate, state, municipalities,
                and political subdivisions                561,557       3,971          (5,427)       560,101       560,101
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                             952,824       4,985          (8,198)       949,611       949,611

        Mortgage loans                                    244,103          -               -         244,103       244,103
        Policy loans                                       22,336          -               -          22,336        22,336
        Short-term investments                              4,383          21              -           4,404         4,404
---------------------------------------------------------------------------------------------------------------------------

        Total investments                          $    1,223,646       5,006          (8,198)     1,220,454     1,220,454
---------------------------------------------------------------------------------------------------------------------------

        Company's beneficial interest

             in separate accounts                  $           -           -               -          14,970        14,970
---------------------------------------------------------------------------------------------------------------------------

        The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

---------------------------------------------------------------------------------------------------------------------------


                                                                                                          1997

                                                                                                                Estimated
                                                                                                 Amortized        fair
                                                                                                   cost           value
---------------------------------------------------------------------------------------------------------------------------
                                                                                                (in thousands of dollars)

        Less than one year                                                                   $        7,218         7,223
        Due after one year through five years                                                       390,374       391,433
        Due after five years through ten years                                                      381,229       385,719
        Due after ten years                                                                         119,739       121,090
        Mortgage-backed securities                                                                  370,802       374,782
---------------------------------------------------------------------------------------------------------------------------

        Total                                                                                $    1,269,362     1,280,247
---------------------------------------------------------------------------------------------------------------------------

        At December 31, 1997, approximately 94.0% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 6.0% noninvestment grade debt securities, 4.6% are rated as BB, 1.3% are rated as B and .1% are rated C and treated as impaired.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1997 had market values totaling $14,594,982. Cash, letters of credit, and government securities of $14,851,854 were held by the custodian bank as collateral to secure this agreement. Income on the Company's security lending program in 1997 was immaterial.

        No debt securities were non income-producing during the years ended December 31, 1997 and 1996.

        The  components  of  net  investment  income,   realized  capital  gains
        (losses), and unrealized gains (losses) were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                              The Company                      Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                              ended                ended
                                                                                          December 31,            May 31,
                                                             1997          1996               1995                 1995
                                                                                 (in thousands of dollars)

        Income on debt securities                        $   84,203        53,632            19,629               63,581
        Income on equity securities                              -             -                 -                   302
        Income on short-term investments                      2,265         2,156             2,778               28,060
        Income on interest rate swaps                            43            -                 -                   377
        Income on policy loans                                1,852         1,454               868                  624
        Interest on mortgage loans                           24,890        13,633             1,444                  248
        Income on foreign exchange                               -             -                 -                   184
        Income on real estate                                    -             -                 -                 1,508
        Income on separate account investments                2,637           772                -                    (1)
        Loss on derivatives                                  (2,035)       (1,640)               -                    -
        Miscellaneous interest                                 (258)        1,773               109                  (24)
---------------------------------------------------------------------------------------------------------------------------

        Total investment income                             113,597        71,780            24,828               94,859

        Investment expenses                                  (1,936)       (1,151)             (640)              (2,373)
---------------------------------------------------------------------------------------------------------------------------

        Net investment income                            $  111,661        70,629            24,188               92,486
---------------------------------------------------------------------------------------------------------------------------

        Net realized capital gains (losses) were as follows:

               Debt securities                                  537           469             1,344              (16,749)
               Mortgage loans                                    27             4                -                 1,431
               Equity securities                                 -             -                 -                  (423)
               Real estate                                       -             -                 -                  (124)
               Short-term investments                            (1)           (1)              (20)              (1,933)
               Other assets                                      -             -                 -                   (76)
               Interest rate swaps                               -             -                 -                 5,460
---------------------------------------------------------------------------------------------------------------------------

        Net realized gains (losses) on investments        $     563           472             1,324              (12,414)
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) were as follows:

---------------------------------------------------------------------------------------------------------------------------


                                                                             The Company                       Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                              ended                ended
                                                                                          December 31,            May 31,

                                                             1997          1996               1995                 1995
                                                                                   (in thousands of dollars)

        Debt securities                                   $  10,885        (3,213)            10,688               (85,410)
        Short-term investments                                   -             21                 36                   879
        Effects on deferred acquisition costs
           amortization                                      (3,781)        1,561                 -                 39,030
        Effects on present value of future
           profits amortization                              (2,901)          425             (6,471)                   -
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) before income tax           4,203        (1,206)             4,253               (45,501)

        Unrealized income tax benefit (expense)              (1,471)          422             (1,489)               16,664
---------------------------------------------------------------------------------------------------------------------------

        Net unrealized gains (losses) on investments      $   2,732          (784)             2,764               (28,837)
---------------------------------------------------------------------------------------------------------------------------

        Proceeds from sales of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Proceeds from sales of investments in debt securities during 1996 were $223,430,495. Gross gains of $1,158,518 and gross losses of $687,126 were realized on those sales. Included in these amounts were $28,969 of gross gains realized on the sale of noninvestment grade securities.

        Proceeds from sales of investments in debt securities for the Company during 1995 were $214,811,186, and for the Predecessor were $2,786,998,780. Gross gains of $1,553,501 and gross losses of $190,899 were realized by the Company on its sales. Included in these amounts for the Company are $373,768 of gross gains realized on the sale of noninvestment grade securities. The Predecessor realized gross gains of $9,499,191 and gross losses of $26,249,279 on its sales. Included in these amounts are $6,367,297 of gross gains and $7,607,167 of gross losses on the sale of noninvestment grade securities.

          Securities with a carrying value of approximately $7,083,163 at December 31, 1997 were deposited with government authorities as required by law.


 (5)    SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1997 the Company held no individual securities which exceeded 10% of shareholder's equity.

        As of December 31,  1996 the Company held the following  individual  securities which exceeded 10% of shareholder's equity:

---------------------------------------------------------------------------------------------------------------------------

               Long-term debt                                                                                   Carrying
                 securities                                                                                       value

---------------------------------------------------------------------------------------------------------------------------

        Countrywide Mtg. 1993-12 A4                                                                         $   19,347,536
        FNMA Remic Tr 1996-50 A1                                                                                19,104,500
---------------------------------------------------------------------------------------------------------------------------

 (6)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

              FINANCIAL FUTURES CONTRACTS

        A derivative financial instrument, in very general terms, refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to market monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

        The Company is sensitive to interest rate changes and changes in exchange rates, as its liabilities may reprice, mature before interest-earning assets or exchange rates may fluctuate on bonds that pay in foreign dollars. The Company manages interest rate risk on certain contracts, primarily through the utilization of interest rate swaps. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the payments between floating and fixed rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statements of operations.

        At December 31, 1997, the Company has one outstanding interest rate swap agreement which expires in 2002. Under the agreement, the Company receives a fixed rate of 6.63% on $7.0 million and pays a floating rate based on London Interbank Offered Rate (LIBOR). At December 31, 1997, the estimated fair value of the agreement was immaterial.

              FUTURES

        A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on S&P 500 securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective duration and reduce market risk.

        Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract (the variation margin) with the related income or loss reflected in the statement of income as a contra to changes in fair value of the hedged security.

        The Company periodically enters into financial futures contracts in order to hedge its short-term investment spread risks encountered during occasional periods of unusually large recapture activity as described in note 1. Gains and losses from these anticipatory hedges are applied to the cost basis of the assets acquired with recaptured funds. Net losses recorded as basis adjustments to hedged debt securities were $-0- and $381,105 in 1997 and 1996, respectively.

        In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts during 1997 and 1996. No financial futures were held at December 31, 1997. Financial futures with a total notional face amount of $14,528,750 and a fair value of $14,652,969 were held at December 31, 1996. The Company recorded $2,035,309 and $1,639,717 of losses from terminated contracts as a component of net investment income during 1997 and 1996, respectively. The Company also recorded gains of $2,636,999 and $2,007,720 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1997 and 1996, respectively.

        The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. Where appropriate, master netting agreements are arranged and collateral is obtained in the form of rights to securities to lower the Company's exposure to credit risk. It is the Company's policy to deal only with highly rated companies.

 (7)    POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1997 and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1997, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments.

        The expense arising from these obligations is not material.

 (8)    INCOME TAXES

        The Company will file a consolidated Federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $1.4 million of state income tax recoveries.

        Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                               The Company                     Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                              ended                ended
                                                                                          December 31,            May 31,
                                                                1997          1996            1995                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                      (in thousands of dollars)

        Statements of income:
           Operating income (excluding realized

               investment gains and losses)               $      5,464        2,493             (85)                (5,038)
           Realized investment gains (losses)                      197          162             516                 (5,026)
---------------------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) included

               in the statements of income                       5,661        2,655             431                (10,064)
---------------------------------------------------------------------------------------------------------------------------

        Shareholder's equity:
           Change in deferred Federal income

---------------------------------------------------------------------------------------------------------------------------
               taxes related to unrealized appreciation

---------------------------------------------------------------------------------------------------------------------------
               (depreciation) on securities                      1,893       (1,910)          1,489                 18,458

        Total income tax expense                          $      7,554          745           1,920                  8,394
---------------------------------------------------------------------------------------------------------------------------

        The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to income before taxes on income as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                            The Company                      Predecessor

                                                                                              Seven                Five
                                                                                             months               months
                                                                                             ended                 ended
                                                                                          December 31,            May 31,
                                                         1997              1996               1995                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                (in thousands of dollars)

        Computed expected tax expense             $  5,12435.0%      $ 2,19035.0%       $  12935.0%       $  (13,862)35.0%
        State income taxes, net                        (33)(0.2)          77  1.2           11  3.0             (306)0.8
        Tax-exempt bond interest                        -    -            -     -          (22)(6.0)            (332)0.8
        Amortization of intangible assets              396 2.7           320  5.1          254 69.0               -    -
        Permanent difference due to
           derivative transfer                          -    -            -     -           -     -            4,399(11.1)
        Other                                          174 1.2            68  1.1           59 16.1               37 (.1)
---------------------------------------------------------------------------------------------------------------------------

        Total                                     $  5,66138.7%      $ 2,65542.4%       $  431117.1%      $  (10,064)25.4%
---------------------------------------------------------------------------------------------------------------------------

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1997 and 1996 follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                      1997          1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands of dollars)

        Deferred tax assets:

           PVFP                                                                                  $     2,043         1,639
           Policy reserves                                                                            25,312        19,237
           Liability for commissions on recapture                                                      4,715         6,073
           Tax basis of intangible assets purchased                                                    5,791         6,230
           DAC "Proxy Tax"                                                                            14,594         9,032
           Unrealized losses on investments                                                               -            422
           Other deferred tax assets                                                                      31           827
---------------------------------------------------------------------------------------------------------------------------

        Total assets                                                                                  52,486        43,460
---------------------------------------------------------------------------------------------------------------------------

        Deferred tax liabilities:

           PVFP                                                                                       11,777        19,169
           Unrealized gains on investments                                                             1,472            -
           Deferred acquisition costs                                                                 29,514        10,694
           Other deferred tax liabilities                                                              1,790            60
---------------------------------------------------------------------------------------------------------------------------

        Total liabilities                                                                             44,553        29,923
---------------------------------------------------------------------------------------------------------------------------

        Net deferred tax assets                                                                  $     7,933        13,537
---------------------------------------------------------------------------------------------------------------------------

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

 (9)    RELATED-PARTY TRANSACTIONS

        The Company has entered into management, operations, and services agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company, and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation, and Johnson & Higgins/Kirke Van Orsdel, a Delaware corporation, which provide various services for the Company including underwriting, claims, and administrative functions. The affiliated and unaffiliated service providers are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during 1997, 1996, and the seven months of 1995 for the Company were $9,400,517, $6,618,303, and $7,139,525, respectively, and for the five months of 1995 for the Predecessor were $6,364,609.

        During 1997, the Company received approximately $1.1 million in advisory fees from GALIC related to advisory services for certain GALIC annuity products.

        On December 31, 1996 Cova Corporation transferred its ownership of Cova Financial Life Insurance Company (CFLIC), an affiliated life insurer domiciled in the state of California, to the Company. The transfer of ownership was recorded as additional paid-in capital and increased shareholder's equity on the Company's December 31, 1996 balance sheet by approximately $16.9 million. This change in direct ownership had no effect on the operations of either the Company or CFLIC as both entities had existed under common management and control prior to the December 31, 1996 transfer. Although CFLIC's balance sheet is fully consolidated with the Company's December 31, 1996 balance sheet, CFLIC's 1996 income and cash flow statements have not been consolidated with the Company's 1996 income or cash flows statements. However, CFLIC's December 31, 1996 cash balance of $6.7 million is included in the Company's cash flows statement.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP  differs  in  certain   respects  from  the  accounting   practices
        prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major  differences  arise  principally  from the  immediate  expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred tax under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities, and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholders' equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                     1997          1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 (in thousands of dollars)

        Statutory capital and surplus                                                           $     90,439        75,354
        Reconciling items:
           GAAP investment valuation reserves                                                           (237)          (88)
           Statutory asset valuation reserves                                                         18,301        17,599
           Interest maintenance reserve                                                                3,080         2,301
           GAAP investment adjustments to fair value                                                  10,886        (3,191)
           Deferred policy acquisition costs                                                          84,326        49,833
           GAAP basis policy reserves                                                                (37,292)      (30,202)
           Deferred Federal income taxes (net)                                                         7,933        13,537
           GAAP guarantee assessment adjustment                                                      (12,329)           -
           Goodwill                                                                                   19,457        20,849
           Present value of future profits                                                            41,486        46,389
           Future purchase price payable                                                             (12,173)      (16,051)
           Other                                                                                      (1,339)       (1,286)
---------------------------------------------------------------------------------------------------------------------------

        GAAP shareholder's equity                                                               $    212,538       175,044
---------------------------------------------------------------------------------------------------------------------------

          Statutory net losses for CFSLIC for the years ended December 31, 1997,
          1996,  and  1995  were  $9,816,357,   $13,575,788,   and  $74,012,650,
          respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1997 statutory net loss and the Company's negative earned surplus at December 31, 1997, no dividends are permissible in 1998 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997 the Company's total adjusted capital and authorized control level - RBC were $108,741,069 and $25,433,964, respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States, in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1997, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium of other state taxes over, most commonly, five years.

        At December 31, 1997, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9.7 million in future assessments on insolvencies that occurred before December 31, 1997. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9.7 million.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments, and may retain the remaining 20%. The credits retained for 1997 were not material.


                                    PART C
                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
________________________________________________________________________

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Statement of Assets and Liabilities as of June 30, 1998
         (unaudited).

     2. Statement of Operations for the six months ended or from commencement of operations through June 30, 1998 (unaudited).

     3. Statement of Changes in Contract Owners' Equity for the six months ended or from commencement of operations through June 30, 1998 (unaudited).

     4.  Notes to Financial Statements -June 30, 1998 (unaudited).

     5.  Independent Auditors' Report.

     6.  Statement of Assets and Liabilities as of December 31, 1997.

     7.  Statement of Operations for the year or period ended December
         31, 1997.

     8. Statements of Changes in Contract Owners' Equity for each of the years or periods presented.

     9.  Financial Highlights for each of the years or periods presented.

    10.  Notes to Financial Statements - December 31, 1997 and 1996.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.  Independent Auditors' Report.

     2.  Consolidated Balance Sheets as of December 31, 1997 and 1996.

     3. Consolidated Statements of Income for the years ended December 31, 1997, 1996, and 1995.

     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 1997, 1996, and 1995.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996, and 1995.

     6. Notes to Consolidated Financial Statements - December 31, 1997, 1996, and 1995.

b.         Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

       2.  Not Applicable.

       3.(i)  Form of Principal Underwriter's Agreement. +
         (ii) Form of Selling Agreement. +

       4.(i) Individual Flexible Purchase Payment Deferred Variable Annuity
             Contract.***

         (ii)Death Benefit Rider***

        (iii)Rider - Nursing Home Waiver***

       5.  Application for Variable Annuity. +

       6.(i)   Copy of Articles of Incorporation of the Company.***
         (ii)  Copy of the Bylaws of the Company.***

       7.  Not Applicable.

       8.(i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

        (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

        (iii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company++

        (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

        (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

        (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

       (vii) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

       (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Services Life Insurance Company++

        (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

       9.  Opinion and Consent of Counsel.

      10.  Consent of Independent Auditors.

      11.  Not Applicable.

      12.  Agreement Governing Contribution.**

      13.  Calculation of Performance Information

      14.  Company Organizational Chart.***

      27.  Not Applicable

      *Incorporated by reference to Registrant's initial filing on Form N-4
       (File No. 811-5200) as filed on June 11, 1987.

     **Incorporated by reference to Registrant's Amendment No. 5 (File No. 811-5200) as filed April 2, 1990.

     ***Incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     +Incorporated by reference to Registrants Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

     ++Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on January 26, 1998.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
_______________________________   ____________________________________
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Leonard Rubenstein                Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Frances S. Cook                   Secretary
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Connie Doern                      Vice President
1776 West Lakes Pkwy
Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market St.
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Pkwy
Des Moines, IA 50266

William C. Mair                   Vice President,
One Tower Lane, Suite 3000        Controller and Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Myron H. Sandberg                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Peter L. Witkewiz                 Vice President
1776 West Lakes Pkwy
Des Moines, IA 50266

Kent P. Zimmerman                 Assistant Treasurer
700 Market Street
St. Louis, MO 63101



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed in Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) filed August 29, 1997 as Exhibit 14 and is incorporated herein by reference.


ITEM 27.   NUMBER OF CONTRACT OWNERS

As of September 15, 1998 there were 416 Qualified Contract Owners and 1,846 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

Cova Variable Annuity Account Five
First Cova Variable Annuity Account One
Cova Variable Life Account One
Cova Variable Life Account Five
Cova Variable Annuity Account Four

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter
------------------  --------------------------
Lorry J. Stensrud   Director

Patricia E. Gubbe   Vice President and Chief Compliance Officer

William C. Mair     Director

Philip A. Haley     Vice President

Frances S. Cook     Assistant Secretary

Robert A. Miner     Treasurer


     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 17th day of September, 1998.

                                      COVA VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                                 By:  COVA FINANCIAL SERVICES LIFE
                                      INSURANCE COMPANY


                                 By:   /S/ LORRY J. STENSRUD
                                      ____________________________________



                                      COVA FINANCIAL SERVICES LIFE
                                      INSURANCE COMPANY
                                      Depositor

                                 By:  /S/ LORRY J. STENSRUD
                                      ____________________________________



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



----------------------  Chairman of the Board     ------
Richard A. Liddy        and Director               Date

/S/ LORRY J. STENSRUD   President and Director    9/17/98
----------------------                            ------
Lorry J. Stensrud                                  Date

----------------------  Director                  ------
Leonard M. Rubenstein                              Date

                        Director
----------------------                            ------
J. Robert Hopson                                   Date

William C. Mair*        Controller and Director   9/17/98
----------------------                            ------
William C. Mair                                    Date

E. Thomas Hughes, Jr.*  Treasurer and Director    9/17/98
----------------------                            ------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*    Director                  9/17/98
----------------------                            ------
Matthew P. McCauley                                Date

John W. Barber*         Director                  9/17/98
----------------------                            ------
John W. Barber                                     Date

/S/ MARK E. REYNOLDS    Director                  9/17/98
----------------------                            ------
Mark E. Reynolds                                   Date




                                  *By: /S/ LORRY J. STENSRUD
                                      ____________________________________
                                      Lorry J. Stensrud, Attorney-in-Fact






                              INDEX TO EXHIBITS

EXHIBIT NO.

EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Consent of Independent Auditors

EX-99.B13     Calculation of Performance Information



                                   EXHIBITS

                                      TO

              POST-EFFECTIVE AMENDMENT NO. 3 (FILE NO. 333-34741)

                                      TO

                                   FORM N-4

                                      FOR

                        COVA VARIABLE ANNUITY ACCOUNT ONE